As filed with the SEC on April 29, 2025

Registration No. 333-141878

Registration No. 811-05315

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 20	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 140	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact Name of Registered Separate Account)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of Insurance Company)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number: (800) 544-8888

ARI LINDNER

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and Address of Agent for Service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2025, pursuant to paragraph (b) of rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of rule 485

☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 2025

Fidelity Growth and Guaranteed Income® Annuity

Issued by Fidelity Investments Life Insurance Company

(“FILI”)

Introduction:

This prospectus describes an individual, single premium, deferred variable annuity contract with a guaranteed withdrawal for life benefit (the “Contract”). All guarantees described in the Contract are subject to the claims- paying ability of Fidelity Investments Life Insurance Company (“FILI”, “we”, or “us”). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. Money may be directed to one or both of the two available Subaccounts of Fidelity Investments Variable Annuity Account I (the “Variable Account”), each of which invests in a single mutual fund portfolio (a “Fund”). Information about the Funds is provided in Appendix A.

Currently, we do not offer this Contract for sale to new investors.

You purchased your Contract (1) on a non-qualified basis, or (2) on a qualified basis as an Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended in connection with the “rollover” of contributions from a 401(a) plan, a tax-sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Important Disclosures:

The Contract is a complex investment and involves risks, including risk of loss. It is not a short-term investment and is not suitable for an investor who needs ready access to cash. The taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.

FILI’s obligations and guarantees under the Contract are subject to FILI’s financial strength and claims-paying ability.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

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GLOSSARY

Accumulation Phase - The Accumulation Phase starts when you purchase your Contract and ends on the Annuity Date, when the Income Phase starts.

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your contract in a Subaccount.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) whose age and life determine eligibility for benefits under the Guaranteed Withdrawal Benefit For Life provision and the Annuity Income provisions.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner’s 95th birthday.

Base Contract Expenses - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.

Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners and Annuitants die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Death Benefit - A benefit equal to the Contract Value that is triggered if any Owner (or Annuitant for a trust owned Contract) dies before the Annuity Date.

Exchanges - Transfers of values among the Subaccounts.

Free Look Period - The limited period of time after you purchased your Contract that you were allowed to cancel it and return it for a refund.

Funds - The mutual fund portfolios in which the Subaccount invests.

Gross Withdrawal - The amount by which a withdrawal reduces the Contract Value. Such amount may include a Surrender Charge and taxes.

Guaranteed Withdrawal Benefit Amount (“GWB Amount”) - The amount you are eligible to withdraw each Contract Year after the youngest Annuitant reaches age 59 1⁄2.

Guaranteed Withdrawal Benefit Value (“GWB Value”) - The value we use to determine your GWB Amount.

Income Phase - The Income Phase starts on the Annuity Date and represents the period of time the Contract makes annuity income payments.

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IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b) respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Money Market Period - The period of time during the Contract’s Free Look Period where your Contract will be invested entirely in the Government Money Market Subaccount if your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment.

Non-qualified Contract - An annuity contract that does not qualify as an individual retirement annuity under Section 408(b) of the Code. This type of Contract may be purchased with money from any source.

Owner(s) - also “You” or “Your” - The one or two persons who have the ownership rights and privileges under the Contract. Two people may purchase a Contract only if they are spouses.

Purchase Payment - The single premium amount you invest in a Contract before any deduction for premium taxes.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.

Subaccounts - The divisions of the Variable Account to which you may allocate your Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for a Subaccount from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business (normally 4 p.m. Eastern Time) each day that the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Percentage - The percentage we use to determine the GWB Amount for your Contract each Contract Year. The first withdrawal you make after the youngest Annuitant reaches age 59 1⁄2 will determine the Withdrawal Percentage for the duration of your Contract.

You, you or Your, your - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed. You may not remove an Owner.

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OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

We designed the Contract to provide assistance in meeting retirement income goals by providing a withdrawal feature that allows for guaranteed withdrawals that can begin when the youngest Annuitant reaches age 59 1⁄2 and last for the life or lives of the Annuitant(s). The Contract may be appropriate if you are seeking to protect your income level at or before retirement while at the same time retaining the potential for tax deferred growth and some access to assets.

What are the different phases of the Contract?

Your Contract has two phases: 1) an Accumulation Phase; and 2) an Income Phase, beginning on the Annuity Date.

•	Accumulation Phase

During this phase, you invest your money in one or both of the two Subaccounts available under the Contract. Each Subaccount invests exclusively in shares of one Fund. Values invested in the Subaccount(s) may increase, decrease, or stay the same. Each Fund has its own investment strategies, investment advisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract. During this phase and after the youngest Annuitant reaches age 59 1⁄2, Owners typically begin taking advantage of the Contract’s Guaranteed Withdrawal Benefit for Life feature.

•	Income Phase

The Income Phase begins on the Annuity Date, a date you select, and lasts for the remainder of the Contract. During this phase, the Contract pays a stream of guaranteed income payments to the Owner(s). For a Contract issued to one Owner, we pay fixed annuity income to the Owner beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay fixed annuity income to the Owners if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner’s spouse at the time of death and elected to continue the Contract as his or her own. The Contract offers two annuity income options.

What are the primary features of the Contract?

•

Guaranteed Withdrawal Benefit For Life: Under this benefit, when the youngest Annuitant reaches age 59 1⁄2 you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount (“GWB Amount”). The GWB Amount is available for withdrawal each Contract Year during the Annuitant(s)’ lifetime regardless of the amount of your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years. Withdrawals that exceed the GWB Amount or that are taken before the youngest Annuitant reaches age 59 1⁄2 may significantly reduce the value of this benefit. Other important conditions and limitations apply to this feature. See 4(c). Guaranteed Withdrawal Benefit for Life.

•

Accessing your money: During the Accumulation Phase, you have full access to your money. You can choose to withdraw your Contract Value at any time (although certain withdrawals prior to age 59 1⁄2 may be subject to a tax penalty equal to 10% of the amount treated as taxable income). Before making any withdrawal, you should first understand the impact it will have on your Contract’s Guaranteed Withdrawal Benefit for Life feature.

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•

Tax treatment: You can exchange money among the Subaccounts without tax implications. Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

•

Death Benefit: Your Contract includes a standard Death Benefit that will pay your designated Beneficiaries the Contract Value if all the owners die during the Accumulation Phase. Please note poor investment performance and withdrawals can significantly reduce this benefit.

•

Systematic Withdrawal Program: At no additional charge, you may use our Systematic Withdrawal Program to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis. Systematic Withdrawals must be at least $50 on a monthly, quarterly, semi-annual, or annual basis. If your Contract is a Qualified Contract and you are subject to required minimum distributions (“RMD”) under the Code, you must agree to receive your RMD through our Systematic Withdrawal Program.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS				Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	We assess a 2% Surrender Charge (assessed against the amount withdrawn) on Withdrawals during the first five Contract Years unless a waiver applies.			Fee Tables
Are There Transaction Charges?	No
Are There Ongoing Fees and Expenses?	Yes, the table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.
FOR CONTRACTS PURCHASED ON OR AFTER JANUARY 1, 2009

	Annual Fee	Minimum	Maximum	Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Base Contract (with 1 Annuitant)	1.25%[1]	1.25%[1]
	Base Contract (with 2 Annuitants)	1.40%[1]	1.40%[1]
	Subaccounts (Fund fees and expenses)	0.28%[2]	0.71%[2]
[1] As a percentage of the average Contract Value.
[2] As a percentage of the net assets of each Subaccount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $1,572		Highest Annual Cost $1,864
	Assumes		Assumes
	• Investment of $100,000 • 5% annual appreciation • Base Contract Expense of 1.25% and least expensive Fund fee • No Sales Charge • No transfers or withdrawals		• Investment of $100,000 • 5% annual appreciation • Base Contract Expense of 1.40% and most expensive Fund fee • No Sales Charge • No transfers or withdrawals

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FOR CONTRACTS PURCHASED PRIOR TO JANUARY 1, 2009

	Annual Fee	Minimum	Maximum	Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Base Contract (with 1 Annuitant)	1.10%[1]	1.10%[1]
	Base Contract (with 2 Annuitants)	1.25%[1]	1.25%[1]
	Subaccounts (Fund fees and expenses)	0.28%[2]	0.71%[2]
1 As a percentage of the average Contract Value.
2 As a percentage of the net assets of each Subaccount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $1,448		Highest Annual Cost $1,744
	Assumes		Assumes
	• Investment of $100,000 • 5% annual appreciation • Base Contract Expense of 1.10% and least expensive Fund fee • No Sales Charge • No transfers or withdrawals		• Investment of $100,000 • 5% annual appreciation • Base Contract Expense of 1.25% and most expensive Fund fee • No Sales Charge • No transfers or withdrawals

RISKS				Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes, an investor can lose money by investing in the Contract.			1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
Is this a Short-Term Investment?

No, the Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because tax deferral and the Contract’s Guaranteed Withdrawal Benefit for Life feature are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, the taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.

Withdrawals may be subject to Surrender Charges, and certain withdrawals can significantly reduce the value of the Guaranteed Withdrawal Benefit for Life feature.

1. Principal Risks of Investing in the Contract 4(c). Guaranteed Withdrawal Benefit for Life 6. Making Withdrawals

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RISKS		Location in Prospectus
What Are the Risks Associated with the Investment Options?

•  An investment in the Contract is subject to the risk of poor performance of the Subaccount(s).

•  Performance will vary based on the performance of the Subaccount(s) you select.

•  Each Subaccount will have its own unique risks.

•  You should review each Fund’s prospectus carefully before making an investment decision.

1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
What Are the Risks Related to the Insurance Company?	The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. FILI has an A+ Financial Strength Rating from AM Best as of February 12, 2025.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account

RESTRICTIONS		Location in Prospectus
Are There Restrictions on the Investment Options?

Yes, the following restrictions may apply:

•  Additional Purchase Payments are not allowed.

•  You cannot move less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may move the entire amount.

•  Exchanges by telephone and/or Internet are limited to four days in each calendar year.

•  Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•  We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

3(a). Purchase of a Contract 5. Making Exchanges among Subaccounts 5(f). FILI policies Regarding Frequent Trading 11(a). Changes in Subaccounts
Are There Any Restrictions on Contract Benefits?

Yes, there are:

•  We will not pay any Beneficiary their portion of the Death Benefit until we have determined the number of Beneficiaries entitled to receive payment and received all required forms in good order.

•  Important conditions and limitations apply to the Guaranteed Withdrawal Benefit for Life feature, including: withdrawals that exceed the GWB Amount or taken before the youngest Annuitant reaches age 59 1⁄2 may significantly reduce the GWB Amount in future Contract Years.

•  We reserve the right modify or terminate certain benefits available under the Contract.

4. Benefits Available Under the Contract

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TAXES	Location in Prospectus
What Are the Contract’s Tax Implications?

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  If you purchased the Contract through a tax qualified plan or individual retirement account (IRA), you do not get any additional tax benefit from this Contract.

•  Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Overview of the Contract 1. Principal Risks of Investing in the Contract 9. Tax Considerations

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?

Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may influence your investment professional to recommend this Contract over another investment.

2(b). The Funds 2(c). Selling the Contracts
Should I Exchange My Contract?

Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

“Replacement of Contracts” under 3(a). Purchase of a Contract

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FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Surrender Charge1

(as a percentage of amount withdrawn during first 5 Contract Years)………………………………… 2%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Contracts purchased on or after January 1, 2009

	Contracts with 1 Annuitant On Contract Date	Contracts with 2 Annuitants On Contract Date
Base Contract Expenses[2] (As a percentage of the average Contract Value)	1.25%	1.40%

Contracts purchased prior to January 1, 2009

	Contracts with 1 Annuitant On Contract Date	Contracts with 2 Annuitants On Contract Date
Base Contract Expenses[2] (As a percentage of the average Contract Value)	1.10%	1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	0.71%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.28%	0.66%[3]

[1]

Surrender Charge will not apply to withdrawals of the GWB Amount, amounts withdrawn pursuant to our Systematic Withdrawal Program to meet required minimum distributions under the Code, or proceeds received as a required distribution following the death of an Owner.

[2]

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”.

[3]	This reflects temporary reductions to Fund expenses.

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include annual transaction expenses, annual Contract expenses, and annual Fund expenses.

These examples assume that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, Base Contract Expenses assuming 2 Annuitants, and the maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Contracts purchased on or after January 1, 2009

	1 year	3 years	5 years	10 Years
If you surrender Your Contract at the end of the applicable time period[4]	$4,198	$8,787	$13,645	$24,414
If you annuitize at the end of the applicable period or do not surrender your Contract	$2,140	$6,609	$11,339	$24,414

Contracts purchased prior to January 1, 2009

	1 year	3 years	5 years	10 Years
If you surrender Your Contract at the end of the applicable time period[4]	$4,051	$8,341	$12,896	$22,853
If you annuitize at the end of the applicable period or do not surrender your Contract	$1,990	$6,153	$10,573	$22,853

[4]	During the 1,3, and 5 year periods, the entire amount surrendered is subject to the 2% surrender fee.

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1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: The value of the money you invest in any Subaccount will vary with the investment performance of the single Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because:

•	Tax deferral and the Contract’s Guaranteed Withdrawal Benefit for Life feature are more advantageous to investors with a long-time horizon.

•

Withdrawals that exceed the Guaranteed Withdrawal Benefit Amount or that are taken before the youngest Annuitant reaches age 59 1⁄2 may significantly reduce the value of the Guaranteed Withdrawal Benefit for Life Feature.

•	Withdrawals during the first five Contract Years may be subject to a 2% Surrender Charge, which would reduce the Contract Value.

•	Adverse tax consequences may result from withdrawals prior to age 59 1⁄2 (see below).

Possibility of Adverse Tax Consequences: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Another Annuity Contract May Be More Appropriate: It is possible that other annuity contracts, including a contract with lower expenses, may be more appropriate for you. You should have only purchased this Contract for the Guaranteed Withdrawal Benefit for Life feature. If you are not currently using this benefit and do not plan to use it in the future, it is likely a less expensive annuity is more appropriate for you. Note exchanging from one annuity contract to another should only be done after a careful consideration of the benefits, features, and expenses of the existing and proposed annuity. See Replacement of Contracts in 3(a).

Potential Harmful Fund Transfer Activity: Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. FILI has adopted policies designed to discourage frequent trading. See 5. Making Exchanges among Subaccounts for more information.

Insurance Company Risks: The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. If FILI experiences financial distress, it may not be able to meet its obligations to you – obligations under the Guaranteed Withdrawal Benefit for Life feature and annuity income payments could be especially at risk.

Contract Changes Risk: There is the risk that in the future we will exercise our right to change certain fees or features of the Contract, including the following:

•	We reserve the right to limit exchanges.

•	We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

•	We may modify or terminate certain Contract features such as the systematic withdrawal program.

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2. FILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a). FILI and the Variable Account

FILI: The Contract is issued by FILI. We are a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. The lifetime annuity income payments and payments of GWB Amounts in excess of assets in the Variable Account made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of February 12, 20251. Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

The Variable Account: Fidelity Investments Variable Annuity Account I is a separate account used to support the Contract and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: FILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information.

[1]

Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

2(b). The Funds

There are currently two available Subaccounts in the Variable Account. In addition, the Contract also provides for a Government Money Market Subaccount, which your Purchase Payment may be allocated to only during the Free Look Period or following the death of the last surviving Owner or Annuitant. Each Subaccount in the Variable Account invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same investment advisor, however, the performance of such funds may differ significantly.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the Funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the Funds’ advisors or their affiliates. These payments are not contract charges, and do not increase Fund or contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

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Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 800-544-2442 or visiting www.dfinview.com/Fidelity/PUFT/FGGI.

2(c). Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”) distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

We pay FIA compensation of not more than 2% of Purchase Payments received in the first Contract Year for marketing and distribution. We also pay FIA renewal compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

2(d). Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

3. PURCHASE PAYMENT

3(a). Purchase of a Contract

Currently, we do not offer this Contract for sale to new investors. Also, additional purchase payments are not allowed for existing Contracts.

Application and Initial Purchase Payment: You purchased your Contract (1) on a non-qualified basis (“Non- qualified Contract”), or (2) on a qualified basis (“Qualified Contract”) as an Individual Retirement Annuity (“IRA”) under Section 408(b) of the Code. Generally, we issued Qualified Contracts only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax-sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you were generally required to make a single Purchase payment of at least $25,000 and complete an application form. We also allowed a Contract to be purchased by exchanging one or more annuity contracts or life insurance policies, and a Contract’s Purchase Payment to be paid from different sources (e.g., personal check and proceeds from a brokerage account).

We applied your Purchase Payment to the purchase of a Contract within two business days of receiving your payment and completed application in a form acceptable to us at our Annuity Service Center. The date that we credited your Purchase Payment and your Contract became effective is called the Contract Date.

Contracts Owned by Trusts: We issued Contracts to revocable grantor trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor(s) of the trust must be the Annuitant(s). If the trust has only a single grantor, the grantor’s spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. At issue, the Annuity Date was the first day of the first calendar month after the oldest Annuitant’s 95th birthday, or an earlier date chosen by the Owner. The trust must be the sole Beneficiary. Also, at issue, we required a representation from the grantor(s) that the trust is for the sole benefit of the grantor(s). This is to ensure that the Contract will be respected as an annuity for purposes of federal income tax law.

Replacement of Contracts: You can generally exchange a non-qualified annuity contract for another in a “tax- free exchange” under Section 1035 of the Internal Revenue Code or transfer a qualified annuity contract directly

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to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer one annuity for another annuity, then you may pay a surrender charge on your existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange or transfer one annuity for another unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the new annuity contract (that person will generally be compensated if you buy the contract through an exchange, transfer or otherwise).

3(b). Investment Allocation of Your Purchase Payment:

You choose how to allocate your Purchase Payment among the two available Subaccounts and the percentage to be allocated to each. As stated above, your Purchase Payment may have been invested in the Government Money Market Subaccount during part or for the entirety of the Free Look Period. Also, we will allocate the value of your Contract to the Government Money Market Subaccount for a limited time following the death of the last surviving Owner or Annuitant. See 10(d) Automatic Transfer To The Government Money Market Subaccount Upon Due Proof Of Death. You may not choose to allocate your Purchase Payment or Contract Value to the Government Money Market Subaccount at any time.

Instructions may be expressed in dollars or in percentages. All instructions must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment will be allocated to the Government Money Market Subaccount until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time your Purchase Payment is invested in a Subaccount, we credit a number of Accumulation Units to your Contract based on each Subaccount’s current Accumulation Unit Value.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

3(c). Accumulation Units:

We credit your payments allocated to the Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period during which the Purchase Payment is received at our Annuity Service Center. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each Subaccount has a Net Investment Factor (also referred to as the “Total Return”). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next.

The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)	Is the value of the assets of the Subaccount at the end of the preceding Valuation Period;

(b)	Is the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period;

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(c)	Is the sum of:

(1)	The capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2)	The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Base Contract Expenses as shown in the Fee Tables.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

4. BENEFITS AVAILABLE UNDER THE CONTRACT

4(a). Overview of Benefits

The following table summarizes information about benefits available under the Contract. A detailed description of each benefit follows the tables.

Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Upon death of an Owner (or Annuitant in the case of a trust owned contract) prior to the Annuity Date, provides a benefit equal to the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed.	None

There is no guaranteed minimum death benefit. Poor investment performance and withdrawals can significantly reduce the benefit.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment.

Guaranteed Withdrawal Benefit for Life

Under this benefit, when the youngest Annuitant reaches age 59 1⁄2 you are eligible to withdraw a specific amount each Contract

Year called the GWB Amount. The GWB Amount is available for withdrawal each Contract Year during the Annuitant(s)’ lifetime regardless of the amount of your Contract Value. The GWB Amount may change each Contract Year.

None

No benefit is payable until the youngest Annuitant reaches age 59 1⁄2.

Withdrawals, including withdrawals of the GWB Amount, will reduce the Contract Value.

Withdrawals that exceed the GWB Amount or taken before the youngest Annuitant reaches age 59 1⁄2 may significantly reduce the GWB Amount in future Contract Years.

Unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

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Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows for withdrawals up to your eligible GWB Amount on a periodic basis. If your Contract is a Qualified Contract and you are subject to required minimum distributions (“RMD”) under the Code, you must agree to receive your RMD through our Systematic Withdrawal Program.	None

Systematic withdrawal must be at least $50.

If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year.

We reserve the right to modify or terminate this benefit.

4(b). Death Benefit

What is the Death Benefit?

The Death Benefit is a benefit that is triggered if any Owner (or Annuitant for a trust owned Contract) dies before the Annuity Date. The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed. The Contract does not guarantee your designated beneficiary(ies) will receive a minimum amount. Poor investment performance and withdrawals can significantly reduce this benefit.

For information on payments, if any, to Beneficiaries following the death of the last surviving Annuitant on or after the Annuity Date, see 7. Income Phase.

Who has the right to the Death Benefit?

If all the Owners die before the Annuity Date (or all Annuitants in the case of Contracts owned by a trust and Qualified Contracts), then the Beneficiary(ies) has the right to the Death Benefit. If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Death Benefit. If the Contract is owned by a single Owner, a trust or is a Qualified Contract and there are two Annuitants and one Annuitant dies, the surviving Annuitant, not the Beneficiary(ies), has the right to the Death Benefit.

What are the different options for receiving the Death Benefit?

The below discussion applies only to Non-qualified Contracts. For a description of the settlement options applicable to Qualified Contracts, please see the IRA Disclosure Statement that accompanies this prospectus.

The options for receiving the Contract’s Death Benefit are driven primarily by federal tax law, which requires that if any Owner of an annuity contract dies before the Annuity Date, the entire interest in the contract must be distributed within five years after the Owner’s death. If the contract is owned by a trust, then the death of an Annuitant is treated as a death of an Owner. However, there are exceptions to this requirement, which allow in certain circumstances for a Beneficiary / surviving Owner to annuitize or continue an annuity contract. The settlement options we make available for this Contract are described below. In the event a surviving Owner or a Beneficiary does not elect any of these options, a lump sum distribution of the Contract Value may be requested.

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Settlement Option	Description	Restrictions
5 Year Distribution

Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the Contract Value as described in the Contract. See 10(f). Abandoned Property.

No restrictions
Annuitization

Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the Contract Value in exchange for a guaranteed stream of income.

Beneficiary must be a natural person
Continuation of Contract without Guaranteed Withdrawal Benefit for Life	Continue the Contract, or their portion of the Contract, as the Owner. Note: since the Guaranteed Withdrawal Benefit for Life feature and any payments under it cease but the Contract’s expenses continue, it may not be in a Beneficiary’s best interest to continue the Contract for a significant length of time.

Only available upon the death of all Annuitants, and Beneficiary is spouse of the last surviving Annuitant at time of death.

Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

Continuation of Contract with Guaranteed Withdrawal Benefit for Life

Continue the Contract as the Owner with all terms and conditions of the Contract remaining in force. Will be treated as having been the sole Owner from the Contract Date. Allowed to change the Annuity Date to a date as late as first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday

Note: for Contracts with 2 Annuitants, the Contract defaults to this option upon the first death of an Annuitant before the Annuity Date.

Applies to Contracts with 2 Annuitants upon first death of an Annuitant. Surviving Annuitant must be the spouse of deceased Annuitant at time of death.

Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

How are Beneficiaries designated in the Contract?

The Owner(s) name(s) a Beneficiary or Beneficiaries in the application and can change Beneficiaries later. For a Contract owned by a trust, the trust must be named as the sole Beneficiary.

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Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary’s share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem unable to administer, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

What is the process for claiming the Death Benefit?

After the death of all the Owners and Annuitants, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner (or for the last surviving Annuitant if the Contract has one Owner and joint Annuitants) and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Subaccounts to the Government Money Market Subaccount. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Subaccounts.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will pay any Beneficiary who has provided us with required tax withholding and other forms. Such payment will be net of any applicable taxes and will be paid no later than allowed under the Investment Company Act of 1940 and any applicable state law. After making the payment, we will have no further obligations to that Beneficiary. If the Contract Value for any one Beneficiary is less than $5,000 when we have received all required documentation, then we will send that Beneficiary their entire portion of the Contract Value.

If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary. All payments will be net any applicable taxes.

If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary’s estate.

4(c). Guaranteed Withdrawal Benefit for Life

Introduction: When the youngest Annuitant reaches age 59 1⁄2, you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount (“GWB Amount”). The GWB Amount, described below, is available for withdrawal each Contract Year during the Annuitant(s)’ lifetime regardless of the amount of your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

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The GWB Amount is determined each Contract Year by multiplying the Guaranteed Withdrawal Benefit Value (“GWB Value”), described below, by the Withdrawal Percentage, also described below.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an Owner, we limit joint Ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant at time of application. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor’s spouse may also be named as a joint Annuitant at time of application. Federal tax law does not extend the same continuation rights to civil union partners. See 4(b). Death Benefit.

No benefit is payable until the youngest Annuitant reaches age 59 1⁄2. The Annuitant(s) will be shown on the Contract’s Schedule page. The Annuitant(s) may not be changed after the Contract Date.

GWB Amount: Your first withdrawal after the youngest Annuitant reaches age 59 1⁄2 will establish a Withdrawal Percentage from the table shown below. The initial GWB Amount is determined by multiplying the applicable Withdrawal Percentage by the GWB Value. Once the GWB Amount is determined for a Contract Year, it will not change for the rest of that Contract Year. On each subsequent Contract Anniversary, the GWB Amount may change as described below.

Before the youngest Annuitant reaches the age of 59 1⁄2, the GWB Amount is zero.

Once the youngest Annuitant reaches age 59 1⁄2, your first withdrawal will establish a Withdrawal Percentage that will never change.

If the Contract has two Annuitants on the Contract Date and one Annuitant dies before a Withdrawal Percentage is determined, the age of the surviving Annuitant will be used to determine the applicable Withdrawal Percentage from the Two Annuitants Withdrawal Percentages column shown in the table below.

If you delay taking a first withdrawal until the youngest Annuitant reaches one of the older ages shown below, the Withdrawal Percentage shown for that older age will be used to determine the GWB Amount each Contract Year for the duration of the Contract. If you never take a withdrawal before the latest possible Annuity Date, the Withdrawal Percentage shown for ages 80 and older will be used to establish your eligible GWB Amount on the latest possible Annuity Date.

Youngest Annuitant’s Age at First Withdrawal	One Annuitant Withdrawal Percentage	Two Annuitants Withdrawal Percentage
59 1/2 - 64	5%	4.5%
65 - 69	5%	5.0%
70 - 79	6%	5.5%
80 and older	7%	6.5%

For example, assume there are two Annuitants. Once the youngest Annuitant reaches age 59 1⁄2, you are eligible to make a withdrawal of the GWB Amount using a Withdrawal Percentage of 4.5%. If you make a withdrawal while the youngest Annuitant is 62, the withdrawal will be considered the first withdrawal and the Withdrawal Percentage of 4.5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract. However, if you choose to wait until the youngest Annuitant turns age 65 to make the first withdrawal, the Withdrawal Percentage of 5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract. On each Contract Anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest Annuitant reaches age 59 1⁄2 by the GWB Value on that same Contract Anniversary.

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Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest Annuitant reached 59 1⁄2 as long as total withdrawals in any Contract Year do not exceed the GWB Amount for that same Contract Year.

Each time you make a withdrawal, your Contract Value will be reduced by the amount of the withdrawal. In addition, if total withdrawals in any Contract Year exceed the GWB Amount for that same Contract Year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future Contract Years.

See Appendix B for examples of how your GWB Amount is calculated.

GWB Value: The Contract has two related values; a Contract Value and a GWB Value. The Contract Value is determined by the method described in 3(c). Accumulation Units. The GWB Value is a value that is used to determine the GWB Amount each Contract Year once you make your first withdrawal after the youngest Annuitant reaches age 59 1⁄2. Your Contract will also have a GWB Value before the date the youngest Annuitant reaches age 59 1⁄2, and during that time the GWB Value may increase or decrease as described below.

The GWB Value on the Contract Date is equal to the Purchase Payment. If you make withdrawals before the youngest Annuitant reaches age 59 1⁄2 the GWB Value will be reduced. See Withdrawals Before Youngest Annuitant Reaches Age 59 1⁄2 below.

If you make withdrawals after the youngest Annuitant reaches age 59 1⁄2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the GWB Value will be reduced.

See Withdrawals in Excess of Annual GWB Amount below.

On each Contract Anniversary prior to the oldest Annuitant turning age 85, the GWB Value is compared to the Contract Value to determine whether the GWB Value should be increased. If the New York Stock Exchange is closed on a Contract Anniversary, the Contract Value as determined as of the end of the next day the New York Stock Exchange is open will be used. If the Contract has joint Annuitants and the oldest Annuitant dies before the Contract Anniversary that falls on or after his or her 85th birthday, the surviving Annuitant’s age will be used. If the oldest Annuitant dies on or after the Contract Anniversary that falls on or after his or her 85th birthday, the GWB Value is not compared to the Contract Value and will not increase.

If the Contract Value is lower than the GWB Value, the GWB Value will not change.

If the Contract Value is greater than the GWB Value, the GWB Value will be automatically increased to equal the Contract Value. If you make a withdrawal on the Contract Anniversary, the withdrawal will be deducted from the Contract Value after it is compared to the GWB Value.

Any new GWB Value will be used to determine the GWB Amount for the rest of that Contract Year once the youngest Annuitant has reached age 59 1⁄2 and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.

If you make any withdrawals before you are eligible to withdraw a GWB Amount or if you make total withdrawals in a Contract Year that exceed the GWB Amount for that Contract Year, the GWB Value will decrease as described below.

Withdrawals Before Youngest Annuitant Reaches Age 59 1⁄2: You are not eligible to withdraw any part of the GWB Amount until the youngest Annuitant reaches age 59 1⁄2. If you make a withdrawal before the youngest Annuitant reaches age 59 1⁄2, the GWB Value is reduced by a percentage determined by dividing the Gross Withdrawal amount by the Contract Value at time of the withdrawal. We calculate the new GWB Value as follows.

(1)

At the end of the Valuation Period in which you make the Gross Withdrawal, we divide the Gross Withdrawal by what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.

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(2)	Multiply the percentage determined in (1) by the GWB Value immediately before the Gross Withdrawal. The result is the amount by which the old GWB Value is reduced.

For example, assume your Contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $25,000 for the whole Contract Year. Now assume that you make one $5,000 Gross Withdrawal ($4,900 of which would be paid to you after deduction of a $100 Surrender Charge) during the first Contract Year. If your Contract Value were $30,000 at time of the withdrawal, your GWB Value would be reduced by 16.67% ($5,000 Gross Withdrawal amount divided by $30,000 Contract Value). The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).

Withdrawals in Excess of Annual GWB Amount: If you withdraw more than the GWB Amount in any Contract Year after the youngest Annuitant reaches age 59 1⁄2, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a Gross Withdrawal that is in excess of the GWB Amount for that Contract Year (“excess Gross Withdrawal”) by the Contract Value at time of the excess Gross Withdrawal, as described below. The new GWB Value following an excess Gross Withdrawal is calculated as follows:

(1)	Determine the portion of the most recent Gross Withdrawal in combination with the sum of all Gross Withdrawals taken in the current Contract Year that exceeds the GWB Amount for that Contract Year.

(2)

Determine what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal less any portion of the most recent Gross Withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.

(3)	Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).

(4)	Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.

(5)	Take the GWB Value prior to the Gross Withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.

For example, assume your Contract is in its sixth Contract Year, has one Annuitant who is age 60, a Contract Value of $30,000 and a GWB Value of $25,000. If you make a first Gross Withdrawal of $5,000 in the sixth Contract Year, you will establish a Withdrawal Percentage of 5% and be eligible to withdraw up to the GWB Amount of $1,250 ($25,000 multiplied by 5%) without causing a reduction in GWB Value. Because your first Gross Withdrawal is $5,000, $1,250 of the withdrawal is eligible to be applied to the GWB Amount for that Contract Year and $3,750 of the withdrawal is an excess Gross Withdrawal. For purposes of determining the impact on the GWB Value, the Contract Value is first reduced by the GWB Amount ($30,000 minus $1,250) resulting in a Contract Value of $28,750. The $3,750 excess Gross Withdrawal proportionally reduces the Contract Value by 13.04% ($3,750 divided by $28,750) which results in a new GWB Value of $21,740 ($25,000 less [25,000 multiplied by 13.04%]). If there are no further withdrawals in that Contract Year and the GWB Value is not increased on the next Contract Anniversary, the GWB Amount for the next Contract Year will be

$1,087 ($21,740 multiplied by 5%).

If the Contract is a Qualified Contract and you elect to receive your required minimum distributions under the Code through our Systematic Withdrawal Process described in 4(d). Systematic Withdrawal Program, the reference to GWB Amount in (1), (2) and (3) above shall mean “the greater of the GWB Amount or any required minimum distribution under the Code determined exclusively by us from the Contract Value.” If you take a withdrawal to satisfy your required minimum distribution in a way other than through our Systematic Withdrawal Program and your required minimum distribution is in excess of your GWB Amount, the withdrawal may result in Surrender Charges and a reduction in your GWB Value.

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Any Premium Tax amount that we deduct from your Contract Value will not be treated as a Withdrawal in Excess of Annual GWB Amount.

See Appendix B for additional examples of GWB Value increases and decreases.

Conversion of GWB Amount Payments: We include a provision in the Contracts that allows us to convert smaller Contracts before the Annuity Date if the Contract Value is reduced by a withdrawal to an amount equal to or below the lesser of $2,500 or the GWB Amount. If that happens, the Contract will convert on the first day of the calendar month on or after your next Contract Anniversary to an annuity option that will pay you and any joint Owner an annual amount equal to your GWB Amount, adjusted for any excess withdrawals made prior to the conversion for so long as any Annuitant is still alive. The Annuity Date will be deemed to be the first day of the calendar month on or after your next Contract Anniversary. Once a conversion occurs under this provision, the Contract will no longer have a Contract Value as of the Annuity Date. If you do not want your Contract to automatically convert to an annuity option, you must notify us within 30 days of the conversion and request a full withdrawal of your Contract Value. By doing this, your Contract will terminate and you will give up any future GWB Amounts that may be payable.

If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a Systematic Withdrawal causes this provision to apply, we will continue to pay your GWB Amount as a GWB Amount Annuity Income payment on the same day of the month for the period you selected under the Systematic Withdrawal Program. However, if you have selected a period other than monthly, the GWB Amount annuity income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

Your GWB Amount Annuity Income payment for the next Contract Year will not change unless your total withdrawals during the Contract Year and up through the date of conversion exceed your GWB Amount for that Contract Year. If your total withdrawals exceed your GWB Amount, your GWB Value will be reduced as described in Withdrawals in Excess of Annual GWB Amount above and a new GWB Amount will be determined. The resulting GWB Amount for future Contract Years will be paid in monthly annuity income payments as long as each monthly annuity income payment is at least $20. We reserve the right to pay the GWB Amount as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

4(d). Systematic Withdrawal Program

You may use our Systematic Withdrawal Program form to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis.

Systematic Withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. Withdrawals under the program will be taken from the Subaccounts in accordance with FILI’s administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Subaccounts. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year.

Your Systematic Withdrawal Program transactions will take place on the 1st day of the month for the period you selected. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading. You should expect to receive your scheduled payment in 3 to 5 days following the 1st day of the month for the period you selected to allow for mailing time.

If your Contract is a Qualified Contract and you are subject to required minimum distributions (“RMD”) under the Code, you must agree to receive your RMD through our Systematic Withdrawal Program so that we do not

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treat that part of your RMD that exceeds the GWB Amount as an excess Gross Withdrawal. See Withdrawals in Excess of Annual GWB Amount in 4(c). In order to receive the greater of your eligible GWB Amount or RMD, you must agree to the following conditions.

(1)	You must elect to receive the greater of the GWB Amount and the RMD on a Systematic Withdrawal basis and you authorize us to calculate the RMD for you.

(2)	The RMD for a calendar year will be determined by us.

(3)	No RMD withdrawal may occur until after December 31st of the calendar year in which your Contract was issued (i.e., Contract Date).

(4)

If the Contract was purchased prior to your reaching the age at which you are required to take your first RMD (your “RMD Applicable Age”), your first RMD must be withdrawn in the calendar year in which you reach your Applicable Age even though the Code allows you to delay your first RMD until April 1st of the calendar year following the year you reach your Applicable Age. We require this so that only one calendar year’s RMD will qualify for the exception we allow for withdrawals in excess of the GWB Amount.

(5)

If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the RMD or GWB Amount and any withdrawals in excess of the GWB Amount will be considered excess Gross Withdrawals and could cause a reduction in GWB Value as described in Withdrawals in Excess of Annual GWB Amount in 4(c).

We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute, in any Contract Year, an amount more than the greater of the GWB Amount or the RMD for any calendar year that overlaps with a Contract Year.

Each Systematic Withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. You may also be subject to a Surrender Charge, if applicable. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

5. MAKING EXCHANGES AMONG SUBACCOUNTS

5(a). General Procedures for Making Exchanges

Before the Annuity Date, you may make transfers of money (“Exchanges”) among the available Subaccounts by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract Owners may be required to provide additional information about those requests by other means, including via fax or a website. It is recommended that you allow 90 days to pass before making a subsequent exchange to avoid triggering the restrictions described below in 5(g). Frequent Trading Monitoring and Restriction Procedures.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund’s expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least four days each calendar year unless you have been blocked from trading into all other available Subaccounts as described below in 5(g). Frequent Trading Monitoring and Restriction Procedures.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Subaccount to another. You may also request a percentage reallocation among Subaccounts. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may move the entire amount.

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5(b). Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to four days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

5(c). Effective Date of Exchanges Among Subaccounts

Any redemption from a Subaccount that is part of an Exchange among Subaccounts will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally, the purchase of Accumulation Units in other Subaccounts with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from a Subaccount that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to a Subaccount that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Subaccount. The delay will last until the Subaccount from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Subaccount will be uninvested.

5(d). Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Subaccounts on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

5(e). Short-Term Trading Risk

Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that

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aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds’ prospectuses for specific information about the Funds’ short-term trading policies and risks.

5(f). FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with FILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into a Subaccount before they withdraw or make an Exchange out of that Subaccount.

In addition, each Fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI’s policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

5(g). Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into a Subaccount followed by a withdrawal or Exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90-day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12-month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90-day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12-month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade

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Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block by the mutual funds managed by FMR or one of its affiliates.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1)	Transactions in the Government Money Market Subaccount;

(2)	Systematic Withdrawals up to the Guaranteed Withdrawal Benefit Amount and annuity payments will not count toward a Subaccount’s roundtrip limits;

(3)

FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

6. MAKING WITHDRAWALS

Any time before the Annuity Date, you may make a complete or partial withdrawal of your Contract Value. We will send you the requested withdrawal amount less any applicable Surrender Charge and taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once a complete withdrawal has been processed if the withdrawal causes the Guaranteed Withdrawal Benefit Value to reduce to zero. See 4(c). Guaranteed Withdrawal Benefit For Life.

If you request a partial withdrawal, you may choose the dollar amount or percentage to be withdrawn from each Subaccount. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Subaccounts.

Partial withdrawals before the youngest Annuitant reaches age 59 1⁄2 or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the value upon which the benefit is determined. See 4(c). Guaranteed Withdrawal Benefit For Life.

You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $500,000; (2) total telephone withdrawals in a seven-day period cannot total more than $500,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $100,000. We reserve the right to change telephone withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.

The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2. See 9. Tax Considerations.

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FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

Complete and partial withdrawals are calculated based on the next computed Accumulation Unit Value(s) after we receive the withdrawal request at the Annuity Service Center. We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any applicable Surrender Charge and taxes withheld. We may defer payment from the Subaccounts for longer than seven days under certain limited circumstances. See 10(j). Postponement of Payment.

7. INCOME PHASE

7(a). Annuity Date

In General: When your Contract was issued we set the Annuity Date to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner’s 95th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. Any Annuity Date you choose must be the first day of a month.

The Contract offers the following Annuity Income options:

(1)	You may receive the greater of (a) or (b) where;

(a)	is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and

(b)

is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant.

If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary.

(2)

You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity Income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity Income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option as described in Conversion of GWB Amount Payments in 4(c).

Unless you elect another annuity income option prior to the latest possible Annuity Date, the Contract will default to Annuity Income option (1).

Qualified Contracts: If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code.

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We reserve the right to limit the maximum period we will pay guaranteed income to a whole number of years or whole number of months.

The Uniform Lifetime Table may be found in federal income tax regulations section 1.401(a)(9)-9. We reserve the right to use any other life expectancy tables allowed by the Code and federal income tax regulations.

We reserve the right to add to, limit or modify these annuity income options to comply with the Code and offer any other annuity income options that are mutually agreeable to you and us.

7(b). Annuity Income

Annuity income payments begin on the Annuity Date if no Owner has died before then and the Contract Value or annual GWB Amount is sufficient to provide you with an initial monthly income payment of at least $20. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses at time of death, and (2) the surviving spouse/Annuitant elected to continue the Contract as his or her own. As long as the Owner’s death occurs before the Annuity Date, a surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday. If the Contract has been inactive and under applicable state law could be considered abandoned property, we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in What are the different distribution options for receiving the Death Benefit? under 4(b).

Under Annuity Income option (1) we will pay you Annuity Income in monthly installments starting on the Annuity Date for the life or lives of the Annuitant(s) and your Contract will no longer have a Contract Value. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary. To provide annuity income, all Accumulation Units in the Subaccounts will be redeemed. The first monthly annuity income payment will be made on the Annuity Date.

If you have been receiving GWB Amounts through our Systematic Withdrawal Program prior to the latest possible Annuity Date, you may continue to receive the greater of your GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) as an Annuity Income option on the same periodic basis that you selected under our Systematic Withdrawal Program. However, if you have selected a period other than monthly, the Annuity Income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

You may make a partial withdrawal between the Contract Anniversary following the oldest Owner’s 95th birthday and the Annuity Date as long as the Gross Withdrawal is equal to or less than the GWB Amount for that Contract Year. If you do this, we will accelerate your Annuity Date to the date of the withdrawal and pay you your entire GWB Amount for that Contract Year. In future Contract Years, we will pay Annuity Income on an annual basis according to the provisions of Annuity Income option (1) or any other Annuity Income option that enables the Contract to comply with the Code.

If you request a withdrawal in excess of the GWB Amount between the Contract Anniversary following the oldest Owner’s 95th birthday and the Annuity Date, you are limited to a complete withdrawal, which will terminate any future GWB Amount payments or annuity income.

Under Annuity Income option (2), we will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer. To provide annuity income, all Accumulation Units in the Subaccounts will be redeemed and applied to annuity purchase rates that are no less than the guaranteed annuity purchase rates set forth in the Contract and will be based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date.

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All money used to support annuity income payments will be held in our general account thereafter. The first annuity income payment will be made on the Annuity Date and beginning on this date there will no longer be an ability to make withdrawals.

If the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment under Annuity Income Option (2) of at least $20, we reserve the right to pay you the Contract Value in a lump sum instead of providing monthly annuity income.

If the GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20, we reserve the right to pay you as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

The Owner(s) may not change the Annuitant(s) at any time during the Contract.

The Owner’s estate, or the Owner for contracts owned by trusts, will be responsible to notify us of the death of the last surviving Annuitant and to repay any Annuity Income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

Under Annuity Income option (1), if there is a refund due as a result of the death of the last surviving Annuitant, the refund will be paid to the Beneficiary or the last surviving Owner’s estate.

Under Annuity Income option (2), if the surviving Annuitant dies before we have made all Annuity Income payments due under the Contract, any remaining Annuity Income will be paid to the Beneficiary or the last surviving Owner’s estate. The Beneficiary or the estate may choose instead to receive the present value of the remaining Annuity Income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed Annuity Income payments, if any, at the interest rate that was used to determine the annuity income purchase rate on the Annuity Date.

Guarantees of annuity income payments are subject to our claims-paying ability and financial strength.

8. CURRENT CHARGES AND OTHER DEDUCTIONS

8(a). Base Contract Expenses

Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge.

Mortality and Expense Risk Charge: We assess a daily charge against each Contract’s assets at an effective annual rate of:

Contracts purchased on or after January 1, 2009

Contracts with 1 Annuitant on Contract Date	Contracts with 2 Annuitants on Contract Date
1.00%	1.15%

Contracts purchased prior to January 1, 2009

Contracts with 1 Annuitant on Contract Date	Contracts with 2 Annuitants on Contract Date
0.85%	1.00%

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The risks we bear are mortality and expense risks. The mortality risk we bear is that the Annuitant(s), upon whose life or lives GWB Amount payments and annuity income payments are based, will live longer than we project. The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

Administrative Charge: We make a daily charge against the assets of each Subaccount equivalent to an effective annual rate of 0.25%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. We guarantee this charge will never increase.

In the event a Beneficiary continues the Contract as their own or defers payment of the proceeds, the Base Contract Expenses will continue to be assessed.

8(b). Surrender Charges

We assess a 2% Surrender Charge on withdrawals during the first five Contract Years. The Surrender Charge is assessed against the withdrawal amount. No Surrender Charge will apply to (1) any eligible GWB Amount withdrawal, (2) withdrawals from a Qualified Contract that are necessary to comply with the required minimum distributions under the Code, and are taken as part of a Systematic Withdrawal Program offered by us, or (3) withdrawals that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

8(c). Premium Taxes

We generally deduct a charge equal to any premium taxes that states require us to pay in connection with your Contract at the time we are required to pay it, which is either upon your Purchase Payment or upon commencement of annuity income payments. Note – In many states premium taxes are not imposed in connection with the Contracts. If a premium tax applies, the amount of the tax and when it will be deducted from your Contract depends on (i) the state your Contract was issued in, and (ii) whether it is a Non-qualified or Qualified Contract. As of the date of this prospectus, we deduct a charge equal to the premium tax for Contracts issued in the following states – California, Colorado, Maine, Nevada, South Dakota, and Wyoming. The current range of state premium taxes is 0% to 3.5%.

8(d). Funds’ Expenses

The fees and expenses are deducted from and paid out of the assets of the Funds and are listed in Appendix A of this prospectus. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

8(e). Other Taxes

We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See

9(g). FILI’s Tax Status.

9. TAX CONSIDERATIONS

9(a). Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

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This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance, and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment — federal, state, or local — of any Contract or of any transaction involving a Contract.

9(b). Tax Deferral During Accumulation Period

In General: Under existing provisions of the Code, provided the below conditions are met, any increase in an Owner’s Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1)	the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations;

(2)	the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)	the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements: The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be “adequately diversified” in accordance with the Internal Revenue Code and Treasury Department regulations.

Ownership Treatment: In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Subaccounts may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

Non-natural Owner: As a general rule, Contracts held by “non-natural persons” such as a corporation, trust, or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for non-natural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal

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owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to “non-natural” persons. However, we will offer the Contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor annuitant (i.e., the Contract is held by the trust for the benefit of a natural person (an “individual”)). The following discussion assumes that a Contract will be owned by an individual.

Delayed Annuity Commencement Dates: On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner’s 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract’s Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner’s income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see What are the different distribution options for receiving the Death Benefit? under 4(b).

9(c). Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity (“IRA”). The Code permits certain “rollover” contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax- sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because this Contract’s minimum initial payment of $25,000 was greater than the maximum annual contribution permitted to an IRA, a Qualified Contract could be purchased only in connection with a “rollover” of the proceeds from a qualified plan, tax-sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)	the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)	the Owner’s interest in the Contract cannot be forfeitable; and

(3)

annuity and payments following the death of an Owner must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

9(d). Contract Values and Proceeds

In General: Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution is taxed as ordinary income.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a Contract may also be treated as a distribution, and, therefore, before doing so you should consult a tax advisor. In the case of a Qualified Contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the Contract as an IRA and inclusion of the value of the entire Contract in income.

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Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

Taxes on Surrender of the Contract Before Annuity Income Payments Begin: If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For Non-qualified Contracts, the cost basis is generally the amount of your Purchase Payment, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service form 8606 if any part of your Purchase Payment has been previously taxed.

Taxes on Partial Withdrawals: Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn.

You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments. In the event your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your Purchase Payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a Qualified Contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service Form 8606 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see 10% Penalty Tax on Early Withdrawals below). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

Aggregation of Contracts: In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

Taxes on Annuity Income Payments: Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of Annuity Income payments under the Contract generally is taxed on the portion of such income payments that exceed the cost basis in the Contract. In the case of fixed income payments, like the Annuity Income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the Annuity Income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of Annuity Income payments for

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the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Income payments will be fully taxable. If Annuity Income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For Qualified Contracts, we report the cost basis as zero and each annuity income payment is fully taxed unless you have filed an Internal Revenue Service Form 8606 to identify the part of your Purchase Payment that has been previously taxed.

3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)	the taxpayer’s “net investment income,” (from Non-qualified Annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)

the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

10% Penalty Tax on Early Withdrawals or Distributions: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax is not imposed on distributions:

(1)	Made to persons on or after age 59 1⁄2;

(2)	Made on or after the death of the Owner;

(3)	Attributable to the taxpayer’s becoming “disabled” within the meaning of the Code;

(4)

Which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated beneficiary;

(5)

Made from a Qualified Contract that meet any of the Code’s additional exceptions to this penalty tax applicable to IRAs (this includes distributions received from the rollover of a Qualified Contract into another qualified contract or IRA); or

(6)	that satisfy another exception to this penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1⁄2.

9(e). Other Tax Information

In the case of a Qualified Contract, an excise tax of up to 25% is imposed on the amount by which required minimum distributions exceed actual distributions. For taxable years prior to 2023, this excise tax is 50%.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.

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9(f). Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts above.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a Contract.

9(g). FILI’s Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a “regulated investment company” under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

10. MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

10(a). Contract Rights

Owner(s): Owners have rights and privileges as specified in the Contract. Joint Owners must be spouses on the Contract Date. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: “joint tenants in common”, “tenancy by the entirety”, “joint tenants with rights of survivorship” and “joint Ownership by husband and wife”.

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Purchase Payment among the Subaccounts.

You may not remove an Owner unless the removal is pursuant to a court order.

After the Contract Date, the Owners have the right to (a) cancel the Contract during the Free Look Period;

(b) allocate the Purchase Payment among the Subaccounts; (c) reallocate the Contract Value among the Subaccounts; (d) make withdrawals, if the Contact has a Contract Value; (e) change Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary’s consent); and (f) instruct us how to vote shares of the Funds attributable to the Contract.

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For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date and changes of Beneficiaries can be made only by both Owners acting together.

Either Owner may exercise any other right under the Contract.

Annuitant(s): You must be the Annuitant(s). If the Contract is owned by a trust, the grantor of the trust must be an Annuitant. You may name a joint Annuitant as long as the joint Annuitant is the spouse of the Annuitant on the Contract Date.

You may not add or remove the Annuitant(s) after the Contract Date unless the removal is pursuant to a court order.

Your eligibility for benefits under the Guaranteed Withdrawal Benefit For Life feature is determined by the age of the Annuitant(s). The GWB Amount that is available once you are eligible under the Guaranteed Withdrawal Benefit For Life feature depends on a number of factors, including the number of Annuitants on the Contract Date and the age of the youngest Annuitant when your first withdrawal is made. If an Annuitant’s age has been misstated we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described under Conversion of GWB Amount Payments in 4(c), we will suspend any future GWB Amounts until we have recovered the amount of the overpayment. If the Contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described under Conversion of GWB Amount Payments in 4(c), we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually. The previously underpaid GWB Amount will be deducted from the Contract Value.

If you choose to receive Annuity Income using the Contract Value and annuity purchase rates, the amount of monthly annuity income payments depends on a number of factors, including each Annuitant’s age and, unless prohibited by applicable state law, sex. If an Annuitant’s age or sex has been misstated we will adjust the amount of monthly Annuity Income to reflect the actual age and/or sex. If we have previously overpaid monthly Annuity Income, we will withhold monthly Annuity Income until we have recovered the amount of the overpayment. If Annuity Income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly Annuity Income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

Beneficiary(ies): See 4(b). Death Benefit.

10(b). Assignment

A Qualified Contract may not be assigned. A Non-qualified Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Code; (b) a Contract owned by a person may be transferred to a person’s spouse; (c) a Contract owned by one or two individual(s) may be transferred to a trust of which the individual(s) is(are) the grantor(s) and (d) a Contract owned by a trust may be transferred to the trust’s grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

10(c). Notification of Death

If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If we provide too many GWB Amount payments or annuity income payments because we are not notified of an Annuitant’s death, we may take legal action to recover the overpayment.

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10(d). Automatic Transfer to the Government Money Market Subaccount Upon Due Proof of Death

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or Annuitant in the case of a trust owned contract) of a Non-qualified Contract, or a last surviving Annuitant of a Qualified Contract, we will transfer to the Government Money Market Subaccount any portion of the Contract Value in the other Subaccounts. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Subaccounts. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

10(e). Proof of Survival

If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

10(f). Abandoned Property

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner’s death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner’s death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before the end of the maximum distribution period. from date of death allowed by the Code, a Beneficiary may not have the entire distribution period as described in the Contract to withdraw the Contract Value.

10(g). Reports to Owners

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Contract owners have access to their contract information online at www.dfinview.com/Fidelity/PUFT/FGGI.

10(h). Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

(1)	Loss of account ownership;

(2)	Any circumstances where we deem it necessary for your protection.

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You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

10(i). Non-Participating Contract

The Contract is “non-participating”, meaning there are no dividends. Investment results of the Subaccounts are reflected in the Contract Value and the other benefits under the Contract.

10(j). Postponement of Payment

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in a Subaccount is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request: (2) each annuity income payment on the first business day after the Annuity Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

10(k). Special Provisions for Sales Under Sponsored Arrangements

We may reduce the minimum Purchase Payment requirement for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payment, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

10(l). Written Requests Received at the Company

Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:

1.	The original request is physically received at the Annuity Service Center; or

2.	An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.

All communications to us regarding your Contract should be sent to: Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0050.

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11. MORE INFORMATION ABOUT THE SUBACCOUNTS AND THE FUNDS

11(a). Changes in Subaccounts

We may make additional Subaccounts available to you from time to time. These Subaccounts will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund’s investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required. We would obtain any required approval from the SEC before making such changes.

11(b). Voting Rights

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. This means that the voting instructions of a small number of Owners could determine the outcome of any proposal for all Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners. As a result of proportional voting, the vote of a small number of Owners could determine the outcome of a shareholder vote.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

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11(c). Resolving Material Conflicts

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/FGGI. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks income and capital growth consistent with reasonable risk	Fidelity® Variable Insurance Product (“VIP”) Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.50%	15.83%	10.76%	9.54%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%*	9.58%	6.57%	6.67%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio[1] Adviser: Fidelity Management & Research Company LLC	0.28%	5.08%	2.31%	1.60%

[1]	You may not choose to allocate your Purchase Payment or Contract Value to the Money Market Subaccount at any time.
*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.

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APPENDIX B: Guaranteed Withdrawal Benefit for Life Examples

Example 1

Assume your Contract has one Annuitant who is age 65 and you made a $25,000 Purchase Payment on the Contract Date. Assume you make one withdrawal in the first Contract Year equal to your eligible GWB Amount ($1,250 = 5% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire 1st Contract Year. If your Contract Value is $30,000 at time of the first Contract Anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the 2nd Contract Year would be increased to $1,500 to reflect the increased GWB Value.

In the same example, if the Contract Value was $20,000 at time of the first Contract Anniversary, the GWB Value would be unchanged on the Contract Anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,250.

Example 2

Assume your Contract has one Annuitant who is age 67 and you made a $100,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $100,000 for the whole Contract Year. Further assume that you make a $3,000 Gross Withdrawal during the first Contract Year. This withdrawal will establish the Withdrawal Percentage as 5% and the GWB Amount as $5,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no Surrender Charges applicable to this withdrawal and there is no reduction to the GWB Value. Your Contract Value will be reduced by $3,000, the amount of the withdrawal.

Further assume that later in that first Contract Year, you make a second Gross Withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $3,000. Therefore, $2,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($8,000) is treated as an excess withdrawal. Assume your Contract Value would have been $104,000 at the end of the Valuation Period had you not taken the withdrawal. Your GWB Value will be reduced by 7.84%. The 7.84% reduction is determined by dividing the $8,000 Excess Withdrawal by $102,000 ($104,000 – $2,000 determined above) resulting in a new GWB Value of $92,160 ($100,000 GWB Value minus [$100,000 multiplied by .0784]). Additionally, a $160 Surrender Charge is due on the $10,000 Gross Withdrawal (2% of the $8,000 excess withdrawal).

Further assume that you make a third withdrawal in the first Contract Year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your Contract Value would have been $90,000 at the end of the Valuation Period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 Excess Withdrawal divided by $90,000) resulting in a new GWB Value of $87,036 ($92,160 GWB Value minus [$92,160 multiplied by .0556]). A $100 Surrender Charge is due on the $5,000 Gross Withdrawal (2% of the $5,000 excess withdrawal).

Example 3

Assume your Contract has one Annuitant who is currently age 84 and you made a $100,000 Purchase Payment 18 years ago. Assume also that your GWB Value is still $100,000 and your GWB Amount, which you have been withdrawing every year, is $5,000. Assume you take your first withdrawal of $5,000 in the current Contract Year and that your Contract Value would have been $6,000 at the end of the Valuation Period had you not taken the withdrawal. The Contract Value after the withdrawal is $1,000 which is below the amount which will trigger the conversion of your Contract on the first of the month following your next Contract Anniversary. Assuming you make no further withdrawals prior to the conversion date, we will begin GWB Amount payments of $5,000 each year for so long as any Annuitant is alive.

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The Following examples are specific to Qualified Contracts and are provided to help illustrate the impact of required minimum distributions (RMD’s) and the impact to the contract of taking the RMD’s under various circumstances.

Assumptions common to examples 4-6.

Assume your Contract Date is 6 years in the past and your Contract has one Annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your required minimum distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your Contract in the current Contract Year, nor have you made any withdrawals in the current calendar year. Also, assume that your next Contract Anniversary will occur in the following calendar year and that your GWB Value did not increase on your Contract Anniversary in the current calendar year.

Example 4

To satisfy your RMD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated under 4(d). Systematic Withdrawal Program of this prospectus to receive the greater of your GWB Amount and your RMD. To demonstrate the reduction, assume your Contract Value would have been $103,000 at the end of the Valuation Period had you not taken the withdrawal. After your withdrawal is processed, your Contract Value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 – $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [$100,000 multiplied by .0031]).

Example 5

Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or RMD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your RMD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your RMD as shown under 4(d).

Systematic Withdrawal Program of this prospectus have been met.

Example 6

Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your RMD requirements, you would need to elect an annual payment frequency from the SWP program so that we are able to pay a full year’s worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your RMD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your RMD was taken through our SWP program. We have assumed that all of the conditions for receiving an RMD exception as shown under 4(d). Systematic Withdrawal Program of the prospectus have been met.

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We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2025. The SAI is incorporated by reference in this prospectus and is available, without charge, on our website and upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000049509

GMWB-PRO-0425

1.850778.119

FIDELITY GROWTH AND GUARANTEED INCOME® ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2025

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Fidelity Investments Life Insurance Company (“FILI” or the “Company”) through Fidelity Investments Variable Annuity Account I (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2025, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

GMWB-PTB-0425

1.850779.118

1

GENERAL INFORMATION AND HISTORY

Fidelity Investments Life Insurance Company (“FILI”)

FILI is a stock life insurance company that was established in 1981 and exists in accordance with the laws, rules and regulations of the State of Utah. FILI issues life insurance and annuity products in 49 states (not New York) and the District of Columbia; FILI’s wholly-owned subsidiary Empire Fidelity Investments Life Insurance Company (“EFILI”) issues life insurance and annuity products in New York. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Fidelity Investments Variable Annuity Account I (the “Variable Account”)

The Variable Account is a separate investment account of FILI established on July 22, 1987 and exists in accordance with the laws, rules and regulations of the State of Utah. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting FILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While FILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.

Furthermore, FILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant’s estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

2

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA and FILI are wholly-owned, direct subsidiaries of FMR LLC; and FBS is a wholly-owned, indirect subsidiary of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The offering of the Contract has been discontinued although you may continue to make exchanges among the Subaccounts.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2024	$14,744,837	$14,744,837
2023	$9,846,381	$9,846,381
2022	$8,739,500	$8,739,500

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2024 and 2023 and for each of the three years in the period ended December 31, 2024, and the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2024 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

3

Fidelity® Investments
Variable Annuity Account I

Annual Report
December 31, 2024

Fidelity Investments

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Assets:

Investments at market value	$225,968	$3,076,396	$49,189	$308,630	$382,706	$624,856	$790,830	$1,288,095

Receivable from FILI	19	—	—	—	—	—	—	2

Total assets	$225,987	$3,076,396	$49,189	$308,630	$382,706	$624,856	$790,830	$1,288,097

Liabilities:

Payable to FILI	—	11	26	1	81	—	193	—

Total net assets	$225,987	$3,076,385	$49,163	$308,629	$382,625	$624,856	$790,637	$1,288,097

Net Assets:

Fidelity Retirement Reserves	$218,490	$—	$40,094	$—	$348,378	$—	$741,060	$—

Fidelity Income Advantage	7,497	—	9,069	—	34,247	—	49,577	—

Fidelity Personal Retirement	—	3,063,819	—	308,629	—	624,856	—	1,288,097

Fidelity Freedom Lifetime Income	—	157	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	12,409	—	—	—	—	—	—

Total net assets	$225,987	$3,076,385	$49,163	$308,629	$382,625	$624,856	$790,637	$1,288,097

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	9,554	—	608	—	1,679	—	1,627	—

Unit Value	$22.87	$—	$65.98	$—	$207.44	$—	$455.54	$—

Fidelity Income Advantage:

Units Outstanding	345	—	145	—	174	—	115	—

Unit Value	$21.72	$—	$62.65	$—	$196.99	$—	$432.60	$—

Fidelity Personal Retirement:

Units Outstanding	—	252,090	—	13,919	—	14,341	—	13,634

Highest Value	$—	$12.98	$—	$30.88	$—	$66.45	$—	$138.14

Lowest Value	$—	$11.39	$—	$19.84	$—	$40.25	$—	$89.28

Fidelity Freedom Lifetime Income:

Units Outstanding	—	13	—	—	—	—	—	—

Unit Value	$—	$12.14	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	892	—	—	—	—	—	—

Highest Unit Value	$—	$10.53	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$10.24	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	339	—	—	—	—	—	—

Highest Unit Value	$—	$9.55	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$9.47	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class

Assets:

Investments at market value	$59,856	$213,047	$103,407	$708,962	$154,964	$198,285	$6,545,478	$58,943

Receivable from FILI	—	—	—	—	—	1	—	—

Total assets	$59,856	$213,047	$103,407	$708,962	$154,964	$198,286	$6,545,478	$58,943

Liabilities:

Payable to FILI	11	—	46	—	35	—	59	69

Total net assets	$59,845	$213,047	$103,361	$708,962	$154,929	$198,286	$6,545,419	$58,874

Net Assets:

Fidelity Retirement Reserves	$55,683	$—	$86,873	$—	$139,470	$—	$677,684	$50,856

Fidelity Income Advantage	4,162	—	16,488	—	15,459	—	57,507	8,018

Fidelity Personal Retirement	—	213,047	—	708,962	—	198,286	5,810,228	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$59,845	$213,047	$103,361	$708,962	$154,929	$198,286	$6,545,419	$58,874

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	752	—	1,901	—	1,654	—	3,522	796

Unit Value	$74.03	$—	$45.68	$—	$84.31	$—	$192.39	$63.87

Fidelity Income Advantage:

Units Outstanding	59	—	381	—	194	—	315	133

Unit Value	$70.30	$—	$43.38	$—	$80.06	$—	$182.70	$60.66

Fidelity Personal Retirement:

Units Outstanding	—	8,240	—	45,622	—	7,223	85,511	—

Highest Value	$—	$34.90	$—	$17.91	$—	$35.08	$95.36	$—

Lowest Value	$—	$25.57	$—	$14.00	$—	$25.18	$65.45	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Assets:

Investments at market value	$139,412	$1,283,509	$2,826,885	$193,412	$4,031,717	$25,710	$214,160	$137,814

Receivable from FILI	—	—	1	78	—	12	—	—

Total assets	$139,412	$1,283,509	$2,826,886	$193,490	$4,031,717	$25,722	$214,160	$137,814

Liabilities:

Payable to FILI	—	376	—	—	1	—	—	9

Total net assets	$139,412	$1,283,133	$2,826,886	$193,490	$4,031,716	$25,722	$214,160	$137,805

Net Assets:

Fidelity Retirement Reserves	$—	$1,192,634	$—	$158,414	$—	$22,254	$—	$121,984

Fidelity Income Advantage	—	90,499	—	35,076	—	3,468	—	15,821

Fidelity Personal Retirement	139,412	—	2,826,886	—	3,261,770	—	214,160	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	769,946	—	—	—

Total net assets	$139,412	$1,283,133	$2,826,886	$193,490	$4,031,716	$25,722	$214,160	$137,805

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	4,841	—	2,449	—	269	—	1,447

Unit Value	$—	$246.33	$—	$64.67	$—	$82.87	$—	$84.31

Fidelity Income Advantage:

Units Outstanding	—	388	—	570	—	44	—	198

Unit Value	$—	$233.92	$—	$61.41	$—	$79.39	$—	$80.06

Fidelity Personal Retirement:

Units Outstanding	4,220	—	39,878	—	72,850	—	2,927	—

Highest Value	$44.79	$—	$103.61	$—	$65.07	$—	$112.05	$—

Lowest Value	$31.16	$—	$68.84	$—	$41.35	$—	$71.52	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	13,429	—	—	—

Highest Value	$—	$—	$—	$—	$55.41	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$32.50	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	8,732	—	—	—

Highest Value	$—	$—	$—	$—	$54.07	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$31.66	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Assets:

Investments at market value	$415,400	$212,913	$1,212,984	$263,755	$673,556	$42,485	$184,986	$30,411

Receivable from FILI	—	—	—	—	—	—	—	—

Total assets	$415,400	$212,913	$1,212,984	$263,755	$673,556	$42,485	$184,986	$30,411

Liabilities:

Payable to FILI	—	23	—	174	1	113	—	9

Total net assets	$415,400	$212,890	$1,212,984	$263,581	$673,555	$42,372	$184,986	$30,402

Net Assets:

Fidelity Retirement Reserves	$—	$190,175	$—	$230,117	$—	$35,094	$—	$27,699

Fidelity Income Advantage	—	22,715	—	33,464	—	7,278	—	2,703

Fidelity Personal Retirement	415,400	—	1,212,984	—	673,555	—	184,986	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$415,400	$212,890	$1,212,984	$263,581	$673,555	$42,372	$184,986	$30,402

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	1,607	—	2,723	—	640	—	531

Unit Value	$—	$118.29	$—	$84.45	$—	$54.83	$—	$52.15

Fidelity Income Advantage:

Units Outstanding	—	202	—	419	—	141	—	55

Unit Value	$—	$112.33	$—	$80.35	$—	$52.53	$—	$49.74

Fidelity Personal Retirement:

Units Outstanding	7,064	—	10,500	—	15,034	—	3,837	—

Highest Value	$81.77	$—	$196.41	$—	$71.42	$—	$98.06	$—

Lowest Value	$55.62	$—	$106.07	$—	$40.63	$—	$46.89	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding		—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class

Assets:

Investments at market value	$248,114	$314,736	$2,137,374	$35,167	$187,335	$82,134	$593,290	$30,771

Receivable from FILI	—	—	—	—	—	—	—	9

Total assets	$248,114	$314,736	$2,137,374	$35,167	$187,335	$82,134	$593,290	$30,780

Liabilities:

Payable to FILI	—	43	—	—	—	5	—	—

Total net assets	$248,114	$314,693	$2,137,374	$35,167	$187,335	$82,129	$593,290	$30,780

Net Assets:

Fidelity Retirement Reserves	$—	$289,626	$—	$31,674	$—	$74,281	$—	$28,148

Fidelity Income Advantage	—	25,067	—	3,493	—	7,848	—	2,632

Fidelity Personal Retirement	248,114	—	2,137,374	—	187,335	—	593,290	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$248,114	$314,693	$2,137,374	$35,167	$187,335	$82,129	$593,290	$30,780

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	1,970	—	839	—	992	—	815

Unit Value	$—	$147.00	$—	$37.76	$—	$74.93	$—	$34.53

Fidelity Income Advantage:

Units Outstanding	—	179	—	97	—	109	—	80

Unit Value	$—	$140.22	$—	$36.02	$—	$71.47	$—	$32.94

Fidelity Personal Retirement:

Units Outstanding	4,939	—	14,679	—	8,298	—	8,533	—

Highest Value	$57.30	$—	$305.68	$—	$31.54	$—	$98.47	$—

Lowest Value	$46.59	$—	$133.54	$—	$21.49	$—	$68.14	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Assets:

Investments at market value	$235,581	$31,244	$182,591	$19,070	$212,935	$18,165	$134,490	$38,094

Receivable from FILI	—	—	—	—	—	—	—	—

Total assets	$235,581	$31,244	$182,591	$19,070	$212,935	$18,165	$134,490	$38,094

Liabilities:

Payable to FILI	—	37	—	19	—	1	—	43

Total net assets	$235,581	$31,207	$182,591	$19,051	$212,935	$18,164	$134,490	$38,051

Net Assets:

Fidelity Retirement Reserves	$—	$27,611	$—	$16,606	$—	$16,574	$—	$33,928

Fidelity Income Advantage	—	3,596	—	2,445	—	1,590	—	4,123

Fidelity Personal Retirement	235,581	—	182,591	—	212,935	—	134,490	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$235,581	$31,207	$182,591	$19,051	$212,935	$18,164	$134,490	$38,051

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	308	—	237	—	381	—	1,422

Unit Value	$—	$89.72	$—	$69.92	$—	$43.53	$—	$23.86

Fidelity Income Advantage:

Units Outstanding	—	42	—	37	—	38	—	182

Unit Value	$—	$85.58	$—	$66.69	$—	$41.70	$—	$22.89

Fidelity Personal Retirement:

Units Outstanding	5,605	—	3,118	—	3,032	—	4,742	—

Highest Value	$77.22	$—	$93.53	$—	$124.77	$—	$63.43	$—

Lowest Value	$30.76	$—	$53.89	$—	$69.01	$—	$26.45	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class (C)	VIP – Freedom Income Investor Class (C)	VIP – Freedom 2010 Initial Class

Assets:

Investments at market value	$733,756	$18,040	$317,830	$26,441	$277,870	$11,762	$71,659	$5,331

Receivable from FILI	—	3	—	6	—	5	—	—

Total assets	$733,756	$18,043	$317,830	$26,447	$277,870	$11,767	$71,659	$5,331

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$733,756	$18,043	$317,830	$26,447	$277,870	$11,767	$71,659	$5,331

Net Assets:

Fidelity Retirement Reserves	$—	$16,602	$—	$24,414	$—	$11,767	$—	$5,331

Fidelity Income Advantage	—	1,441	—	2,033	—	—	—	—

Fidelity Personal Retirement	733,756	—	317,830	—	277,870	—	71,659	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$733,756	$18,043	$317,830	$26,447	$277,870	$11,767	$71,659	$5,331

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	518	—	563	—	640	—	226

Unit Value	$—	$32.03	$—	$43.39	$—	$18.37	$—	$23.60

Fidelity Income Advantage:

Units Outstanding	—	47	—	49	—	—	—	—

Unit Value	$—	$30.79	$—	$41.72	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	37,211	—	9,116	—	5,607	—	3,788	—

Highest Value	$24.67	$—	$66.72	$—	$88.55	$—	$20.55	$—

Lowest Value	$17.22	$—	$33.11	$—	$45.75	$—	$16.93	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

(C) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class

Assets:

Investments at market value	$48,214	$13,921	$80,036	$14,195	$156,670	$17,945	$188,704	$23,456

Receivable from FILI	—	—	—	—	—	—	—	—

Total assets	$48,214	$13,921	$80,036	$14,195	$156,670	$17,945	$188,704	$23,456

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$48,214	$13,921	$80,036	$14,195	$156,670	$17,945	$188,704	$23,456

Net Assets:

Fidelity Retirement Reserves	$—	$13,921	$—	$14,195	$—	$17,945	$—	$23,456

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	48,214	—	80,036	—	156,670	—	188,704	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$48,214	$13,921	$80,036	$14,195	$156,670	$17,945	$188,704	$23,456

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	537	—	512	—	587	—	723

Unit Value	$—	$25.91	$—	$27.71	$—	$30.57	$—	$32.44

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	1,941	—	2,963	—	5,411	—	5,890	—

Highest Value	$30.54	$—	$33.64	$—	$38.48	$—	$43.18	$—

Lowest Value	$22.27	$—	$24.23	$—	$26.68	$—	$29.56	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class

Assets:

Investments at market value	$334,565	$879	$19,469	$469	$11,377	$2	$3,432	$43

Receivable from FILI	—	—	—	—	—	—	—	—

Total assets	$334,565	$879	$19,469	$469	$11,377	$2	$3,432	$43

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$334,565	$879	$19,469	$469	$11,377	$2	$3,432	$43

Net Assets:

Fidelity Retirement Reserves	$—	$879	$—	$469	$—	$2	$—	$43

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	334,565	—	19,469	—	11,377	—	3,432	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$334,565	$879	$19,469	$469	$11,377	$2	$3,432	$43

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	74	—	38	—	—	—	3

Unit Value	$—	$11.94	$—	$12.29	$—	$12.41	$—	$12.42

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	9,854	—	1,615	—	917	—	274	—

Highest Value	$48.17	$—	$12.07	$—	$12.43	$—	$12.55	$—

Lowest Value	$32.41	$—	$12.04	$—	$12.40	$—	$12.52	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class

Assets:

Investments at market value	$5,803	$7,467	$24,449	$26,520	$26,832	$353,600	$614,373	$13,227

Receivable from FILI	—	12	23	16	7	—	14	1

Total assets	$5,803	$7,479	$24,472	$26,536	$26,839	$353,600	$614,387	$13,228

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$5,803	$7,479	$24,472	$26,536	$26,839	$353,600	$614,387	$13,228

Net Assets:

Fidelity Retirement Reserves	$—	$—	$—	$—	$24,705	$—	$28,771	$941

Fidelity Income Advantage	—	—	—	—	2,134	—	3,660	—

Fidelity Personal Retirement	5,803	—	—	—	—	353,600	573,271	12,287

Fidelity Freedom Lifetime Income	—	7,479	24,472	26,536	—	—	8,685	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$5,803	$7,479	$24,472	$26,536	$26,839	$353,600	$614,387	$13,228

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	—	—	—	728	—	1,681	85

Unit Value	$—	$—	$—	$—	$33.94	$—	$17.12	$11.06

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	65	—	222	—

Unit Value	$—	$—	$—	$—	$32.69	$—	$16.49	$—

Fidelity Personal Retirement:

Units Outstanding	463	—	—	—	—	8,208	31,374	1,100

Highest Value	$12.54	$—	$—	$—	$—	$68.78	$19.67	$11.19

Lowest Value	$12.51	$—	$—	$—	$—	$37.07	$16.84	$11.16

Fidelity Freedom Lifetime Income:

Units Outstanding	—	367.00	1,008.00	903.00	—	—	535	—

Unit Value	$—	$20.36	$24.26	$29.36	$—	$—	$16.23	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class

Assets:

Investments at market value	$22,777	$1,664,204	$2,019,049	$2,047,216	$822,960	$13,934	$196,058	$7,354

Receivable from FILI	—	—	67	55	28	5	—	1

Total assets	$22,777	$1,664,204	$2,019,116	$2,047,271	$822,988	$13,939	$196,058	$7,355

Liabilities:

Payable to FILI	—	299	—	—	—	—	—	—

Total net assets	$22,777	$1,663,905	$2,019,116	$2,047,271	$822,988	$13,939	$196,058	$7,355

Net Assets:

Fidelity Retirement Reserves	$1,471	$54,895	$31,319	$38,360	$23,307	$12,409	$—	$6,865

Fidelity Income Advantage	—	24,911	11,872	17,406	7,805	1,530	—	490

Fidelity Personal Retirement	21,306	1,479,382	1,419,661	1,959,312	776,699	—	196,058	—

Fidelity Freedom Lifetime Income	—	104,717	123,422	32,193	15,177	—	—	—

Fidelity Growth and Guaranteed Income	—	—	432,842	—	—	—	—	—

Total net assets	$22,777	$1,663,905	$2,019,116	$2,047,271	$822,988	$13,939	$196,058	$7,355

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	131	2,330	1,310	1,383	760	334	—	246

Unit Value	$11.25	$23.56	$23.90	$27.72	$30.68	$37.16	$—	$27.90

Fidelity Income Advantage:

Units Outstanding	—	1,095	512	650	264	43	—	18

Unit Value	$—	$22.69	$23.11	$26.70	$29.55	$35.86	$—	$26.92

Fidelity Personal Retirement:

Units Outstanding	1,875	56,625	51,964	61,878	21,658	—	4,962	—

Highest Value	$11.38	$32.63	$38.55	$44.09	$54.28	$—	$50.55	$—

Lowest Value	$11.35	$25.13	$26.21	$30.74	$34.02	$—	$38.36	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	4,705	4,991	1,221	518	—	—	—

Unit Value	$—	$22.34	$24.72	$26.35	$29.25	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	9,948	—	—	—	—	—

Highest Value	$—	$—	$32.83	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$22.35	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	7,513	—	—	—	—	—

Highest Value	$—	$—	$32.03	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$21.80	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class

Assets:

Investments at market value	$49,507	$21,815	$195,828	$8,109	$110,655	$14,154	$307,877	$499,849

Receivable from FILI	—	—	—	1	—	1	—	—

Total assets	$49,507	$21,815	$195,828	$8,110	$110,655	$14,155	$307,877	$499,849

Liabilities:

Payable to FILI	—	10	—	—	—	—	—	7

Total net assets	$49,507	$21,805	$195,828	$8,110	$110,655	$14,155	$307,877	$499,842

Net Assets:

Fidelity Retirement Reserves	$—	$18,347	$—	$7,744	$—	$13,304	$—	$20,659

Fidelity Income Advantage	—	3,458	—	366	—	851	—	693

Fidelity Personal Retirement	49,507	—	195,828	—	110,655	—	307,877	478,490

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$49,507	$21,805	$195,828	$8,110	$110,655	$14,155	$307,877	$499,842

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	475	—	561	—	904	—	2,016

Unit Value	$—	$38.59	$—	$13.81	$—	$14.71	$—	$10.25

Fidelity Income Advantage:

Units Outstanding	—	93	—	27	—	59	—	69

Unit Value	$—	$37.24	$—	$13.36	$—	$14.40	$—	$10.11

Fidelity Personal Retirement:

Units Outstanding	1,661	—	3,892	—	6,344	—	19,603	44,793

Highest Value	$61.48	$—	$101.76	$—	$39.88	$—	$15.79	$10.73

Lowest Value	$28.56	$—	$41.96	$—	$14.95	$—	$15.54	$10.62

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity – Class I	VIF – Emerging Markets Debt – Class I	VIF – Global Strategist – Class II	Lazard – Retirement Emerging Markets Portfolio – Investor	Invesco – VI Global Core Equity Series I

Assets:

Investments at market value	$850,560	$143,844	$309,224	$36,998	$66,975	$23,826	$62,199	$33,414

Receivable from FILI	3	2	1	—	—	—	—	—

Total assets	$850,563	$143,846	$309,225	$36,998	$66,975	$23,826	$62,199	$33,414

Liabilities:

Payable to FILI	—	—	—	17	1	3	3	5

Total net assets	$850,563	$143,846	$309,225	$36,981	$66,974	$23,823	$62,196	$33,409

Net Assets:

Fidelity Retirement Reserves	$39,540	$3,896	$11,149	$12,891	$6,534	$4,700	$4,976	$6,705

Fidelity Income Advantage	1,154	215	442	1,247	700	1,385	304	1,169

Fidelity Personal Retirement	809,869	139,735	297,634	22,843	59,740	17,738	56,916	25,535

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$850,563	$143,846	$309,225	$36,981	$66,974	$23,823	$62,196	$33,409

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	1,857	253	915	396	174	199	270	207

Unit Value	$21.29	$15.38	$12.19	$32.54	$37.48	$23.60	$18.43	$32.42

Fidelity Income Advantage:

Units Outstanding	55	14	37	41	20	62	17	38

Unit Value	$21.01	$15.17	$12.03	$30.90	$35.59	$22.41	$17.75	$30.79

Fidelity Personal Retirement:

Units Outstanding	36,458	8,714	23,414	1,498	3,404	831	3,337	996

Highest Value	$22.30	$16.10	$12.77	$28.65	$24.07	$31.84	$32.21	$35.04

Lowest Value	$22.08	$15.93	$12.64	$14.14	$15.41	$18.70	$15.18	$21.84

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:
	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	PVIT – Commodity Real Return Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I	FTVIP – Templeton Global Bond Fund – Class 2

Assets:

Investments at market value	$23,547	$22,147	$21,769	$251,288	$138,003	$353,268	$148,007	$35,570

Receivable from FILI	7	5	—	—	—	—	—	—

Total assets	$23,554	$22,152	$21,769	$251,288	$138,003	$353,268	$148,007	$35,570

Liabilities:

Payable to FILI	—	—	—	1	—	1	2	—

Total net assets	$23,554	$22,152	$21,769	$251,287	$138,003	$353,267	$148,005	$35,570

Net Assets:

Fidelity Retirement Reserves	$21,256	$20,289	$81	$17,760	$6,458	$18,318	$3,086	$1,124

Fidelity Income Advantage	2,298	1,863	276	307	604	478	494	152

Fidelity Personal Retirement	—	—	21,412	233,220	130,941	334,471	144,425	34,294

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$23,554	$22,152	$21,769	$251,287	$138,003	$353,267	$148,005	$35,570

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	268	215	11	1,533	466	1,398	169	137

Unit Value	$79.42	$94.32	$7.56	$11.58	$13.86	$13.11	$18.23	$8.22

Fidelity Income Advantage:

Units Outstanding	30	21	37	28	45	38	28	19

Unit Value	$75.42	$89.57	$7.37	$11.23	$13.44	$12.71	$17.76	$8.01

Fidelity Personal Retirement:

Units Outstanding	—	—	2,611	18,829	9,097	24,243	7,316	3,849

Highest Value	$—	$—	$8.28	$12.60	$15.08	$14.26	$19.94	$8.99

Lowest Value	$—	$—	$8.12	$12.16	$13.89	$13.31	$19.56	$8.82

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2024

(In thousands, except per unit data)	Subaccounts Investing In:

FTVIP – Franklin U.S. Government Securities Fund – Class 2

Assets:

Investments at market value	$48,020

Receivable from FILI	—

Total assets	$48,020

Liabilities:

Payable to FILI	—

Total net assets	$48,020

Net Assets:

Fidelity Retirement Reserves	$2,244

Fidelity Income Advantage	56

Fidelity Personal Retirement	45,720

Fidelity Freedom Lifetime Income	—

Fidelity Growth and Guaranteed Income	—

Total net assets	$48,020

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	230

Unit Value	$9.78

Fidelity Income Advantage:

Units Outstanding	6

Unit Value	$9.53

Fidelity Personal Retirement:

Units Outstanding	4,323

Highest Value	$10.69

Lowest Value	$10.49

Fidelity Freedom Lifetime Income:

Units Outstanding	—

Unit Value	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—

Highest Value	$—

Lowest Value	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—

Highest Value	$—

Lowest Value	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class

Income:
Dividends	$11,377	$143,767	$2,927	$18,330	$6,725	$10,731

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,662	—	317	—	2,657	—
Administrative and other charges	111	—	21	—	177	—

Total expenses	1,773	—	338	—	2,834	—

Fidelity Income Advantage:
Mortality and expense risk charges	59	—	71	—	265	—
Administrative and other charges	20	—	24	—	89	—

Total expenses	79	—	95	—	354	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	3,612	—	353	—	697
Administrative and other charges	—	1,448	—	149	—	296

Total expenses	—	5,060	—	502	—	993

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	1	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	1	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	113	—	—	—	—
Administrative and other charges	—	31	—	—	—	—

Total expenses	—	144	—	—	—	—

Total expenses	1,852	5,205	433	502	3,188	993

Net investment income (loss)	9,525	138,562	2,494	17,828	3,537	9,738

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	—	—	(7,995)	166	4,597	8,365

Realized gain distributions	—	—	—	—	22,036	35,811

Net realized gain (loss) on investments	—	—	(7,995)	166	26,633	44,176

Unrealized appreciation (depreciation)	—	—	9,512	7,354	21,660	25,482

Net increase (decrease) in net assets from operations	$9,525	$138,562	$4,011	$25,348	$51,830	$79,396

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Growth Initial Class	VIP – Growth Investor Class	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class

Income:
Dividends	$7	$—	$1,040	$3,488	$3,719	$24,429

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	5,378	—	462	—	688	—
Administrative and other charges	359	—	31	—	46	—

Total expenses	5,737	—	493	—	734	—

Fidelity Income Advantage:
Mortality and expense risk charges	365	—	34	—	132	—
Administrative and other charges	122	—	12	—	44	—

Total expenses	487	—	46	—	176	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	1,321	—	276	—	842
Administrative and other charges	—	590	—	116	—	349

Total expenses	—	1,911	—	392	—	1,191

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	6,224	1,911	539	392	910	1,191

Net investment income (loss)	(6,217)	(1,911)	501	3,096	2,809	23,238

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	41,461	51,997	937	6,980	(2,279)	253

Realized gain distributions	166,279	269,955	2,850	10,222	—	—

Net realized gain (loss) on investments	207,740	321,952	3,787	17,202	(2,279)	253

Unrealized appreciation (depreciation)	(11,326)	(28,960)	(1,297)	(8,810)	450	(13,059)

Net increase (decrease) in net assets from operations	$190,197	$291,081	$2,991	$11,488	$980	$10,432

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class

Income:
Dividends	$3,775	$4,733	$77,902	$1,036	$2,375	$2,278	$3,640

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,080	—	4,873	387	—	8,567	—
Administrative and other charges	72	—	325	26	—	571	—

Total expenses	1,152	—	5,198	413	—	9,138	—

Fidelity Income Advantage:
Mortality and expense risk charges	122	—	423	62	—	668	—
Administrative and other charges	41	—	141	21	—	222	—

Total expenses	163	—	564	83	—	890	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	279	5,852	—	204	—	3,002
Administrative and other charges	—	102	2,645	—	67	—	1,281

Total expenses	—	381	8,497	—	271	—	4,283

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	1,315	381	14,259	496	271	10,028	4,283

Net investment income (loss)	2,460	4,352	63,643	540	2,104	(7,750)	(643)

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(12)	1,354	329,001	1,809	3,163	61,594	110,888

Realized gain distributions	1,015	1,309	3,770	709	1,592	144,516	319,564

Net realized gain (loss) on investments	1,003	2,663	332,771	2,518	4,755	206,110	430,452

Unrealized appreciation (depreciation)	8,314	9,005	889,547	2,581	6,551	137,394	269,271

Net increase (decrease) in net assets from operations	$11,777	$16,020	$1,285,961	$5,639	$13,410	$335,754	$699,080

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class	VIP – Growth & Income Investor Class

Income:
Dividends	$3,439	$70,450	$55	$317	$1,938	$5,636

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,167	—	163	—	907	—
Administrative and other charges	78	—	11	—	60	—

Total expenses	1,245	—	174	—	967	—

Fidelity Income Advantage:
Mortality and expense risk charges	245	—	26	—	119	—
Administrative and other charges	82	—	9	—	40	—

Total expenses	327	—	35	—	159	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	4,253	—	229	—	472
Administrative and other charges	—	1,553	—	101	—	193

Total expenses	—	5,806	—	330	—	665

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	7,341	—	—	—	—
Administrative and other charges	—	1,961	—	—	—	—

Total expenses	—	9,302	—	—	—	—

Total expenses	1,572	15,108	209	330	1,126	665

Net investment income (loss)	1,867	55,342	(154)	(13)	812	4,971

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	6,258	111,347	1,037	9,218	6,618	17,146

Realized gain distributions	5,881	122,059	1,050	8,272	8,835	26,579

Net realized gain (loss) on investments	12,139	233,406	2,087	17,490	15,453	43,725

Unrealized appreciation (depreciation)	11,856	259,554	3,397	26,294	9,584	25,715

Net increase (decrease) in net assets from operations	$25,862	$548,302	$5,330	$43,771	$25,849	$74,411

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class

Income:
Dividends	$—	$—	$1,411	$3,226	$440	$1,889

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,296	—	1,762	—	275	—
Administrative and other charges	86	—	117	—	18	—

Total expenses	1,382	—	1,879	—	293	—

Fidelity Income Advantage:
Mortality and expense risk charges	159	—	260	—	58	—
Administrative and other charges	53	—	86	—	19	—

Total expenses	212	—	346	—	77	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	1,177	—	743	—	225
Administrative and other charges	—	536	—	321	—	98

Total expenses	—	1,713	—	1,064	—	323

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	1,594	1,713	2,225	1,064	370	323

Net investment income (loss)	(1,594)	(1,713)	(814)	2,162	70	1,566

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	10,765	53,318	5,968	9,601	848	2,565

Realized gain distributions	—	—	33,251	83,548	6,018	27,651

Net realized gain (loss) on investments	10,765	53,318	39,219	93,149	6,866	30,216

Unrealized appreciation (depreciation)	51,296	287,817	2,248	3,423	(3,322)	(14,673)

Net increase (decrease) in net assets from operations	$60,467	$339,422	$40,653	$98,734	$3,614	$17,109

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Initial Class	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class

Income:
Dividends	$544	$4,192	$—	$—	$919	$4,652

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	178	—	2,063	—	285	—
Administrative and other charges	12	—	137	—	19	—

Total expenses	190	—	2,200	—	304	—

Fidelity Income Advantage:
Mortality and expense risk charges	17	—	178	—	31	—
Administrative and other charges	6	—	60	—	11	—

Total expenses	23	—	238	—	42	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	226	—	1,994	—	264
Administrative and other charges	—	92	—	953	—	112

Total expenses	—	318	—	2,947	—	376

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	213	318	2,438	2,947	346	376

Net investment income (loss)	331	3,874	(2,438)	(2,947)	573	4,276

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	743	5,415	24,595	133,594	(244)	6,979

Realized gain distributions	1,335	9,343	12,110	78,059	—	—

Net realized gain (loss) on investments	2,078	14,758	36,705	211,653	(244)	6,979

Unrealized appreciation (depreciation)	3,589	22,536	51,431	344,415	1,133	(1,589)

Net increase (decrease) in net assets from operations	$5,998	$41,168	$85,698	$553,121	$1,462	$9,666

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class

Income:
Dividends	$—	$—	$461	$3,457	$203	$1,132

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	637	—	163	—	192	—
Administrative and other charges	42	—	11	—	13	—

Total expenses	679	—	174	—	205	—

Fidelity Income Advantage:
Mortality and expense risk charges	67	—	17	—	25	—
Administrative and other charges	22	—	5	—	9	—

Total expenses	89	—	22	—	34	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	766	—	196	—	176
Administrative and other charges	—	334	—	92	—	81

Total expenses	—	1,100	—	288	—	257

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	768	1,100	196	288	239	257

Net investment income (loss)	(768)	(1,100)	265	3,169	(36)	875

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	4,268	29,535	437	3,591	441	4,097

Realized gain distributions	—	—	961	7,346	2,154	11,738

Net realized gain (loss) on investments	4,268	29,535	1,398	10,937	2,595	15,835

Unrealized appreciation (depreciation)	886	6,771	4,539	36,125	2,930	13,743

Net increase (decrease) in net assets from operations	$4,386	$35,206	$6,202	$50,231	$5,489	$30,453

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class	VIP – Strategic Income Investor Class

Income:
Dividends	$10	$81	$734	$5,460	$1,394	$26,677

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	120	—	126	—	268	—
Administrative and other charges	8	—	8	—	18	—

Total expenses	128	—	134	—	286	—

Fidelity Income Advantage:
Mortality and expense risk charges	19	—	12	—	33	—
Administrative and other charges	6	—	4	—	11	—

Total expenses	25	—	16	—	44	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	212	—	164	—	875
Administrative and other charges	—	96	—	67	—	366

Total expenses	—	308	—	231	—	1,241

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	153	308	150	231	330	1,241

Net investment income (loss)	(143)	(227)	584	5,229	1,064	25,436

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	1,541	12,735	(930)	(1,770)	(341)	(116)

Realized gain distributions	53	569	—	—	—	—

Net realized gain (loss) on investments	1,594	13,304	(930)	(1,770)	(341)	(116)

Unrealized appreciation (depreciation)	2,379	28,470	1,287	4,436	1,320	15,753

Net increase (decrease) in net assets from operations	$3,830	$41,547	$941	$7,895	$2,043	$41,073

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class(C)	VIP – Freedom Income Investor Class(C)

Income:
Dividends	$143	$2,178	$340	$3,314	$416	$2,609

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	120	—	192	—	81	—
Administrative and other charges	8	—	13	—	5	—

Total expenses	128	—	205	—	86	—

Fidelity Income Advantage:
Mortality and expense risk charges	12	—	16	—	—	—
Administrative and other charges	4	—	5	—	—	—

Total expenses	16	—	21	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	360	—	311	—	99
Administrative and other charges	—	164	—	141	—	34

Total expenses	—	524	—	452	—	133

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	144	524	226	452	86	133

Net investment income (loss)	(1)	1,654	114	2,862	330	2,476

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	783	11,404	765	9,648	29	(109)

Realized gain distributions	—	—	2,663	27,581	7	38

Net realized gain (loss) on investments	783	11,404	3,428	37,229	36	(71)

Unrealized appreciation (depreciation)	421	11,681	(732)	(9,402)	26	246

Net increase (decrease) in net assets from operations	$1,203	$24,739	$2,810	$30,689	$392	$2,651

(C) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005 Initial Class(C)	VIP – Investor Freedom 2005 Investor Class(c)	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class

Income:
Dividends	$53	$190	$201	$1,763	$461	$2,579

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	15	—	45	—	110	—
Administrative and other charges	1	—	3	—	7	—

Total expenses	16	—	48	—	117	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	12	—	89	—	133
Administrative and other charges	—	4	—	25	—	41

Total expenses	—	16	—	114	—	174

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	16	16	48	114	117	174

Net investment income (loss)	37	174	153	1,649	344	2,405

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(487)	(2,355)	(113)	128	(33)	312

Realized gain distributions	—	—	5	39	441	311

Net realized gain (loss) on investments	(487)	(2,355)	(108)	167	408	623

Unrealized appreciation (depreciation)	519	2,489	224	720	62	1,865

Net increase (decrease) in net assets from operations	$69	$308	$269	$2,536	$814	$4,893

(C) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class

Income:
Dividends	$422	$4,631	$465	$4,880	$527	$7,541

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	118	—	145	—	173	—
Administrative and other charges	8	—	10	—	11	—

Total expenses	126	—	155	—	184	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	263	—	326	—	543
Administrative and other charges	—	84	—	102	—	172

Total expenses	—	347	—	428	—	715

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	126	347	155	428	184	715

Net investment income (loss)	296	4,284	310	4,452	343	6,826

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(98)	1,359	347	4,156	333	8,324

Realized gain distributions	454	1,834	35	1,458	50	706

Net realized gain (loss) on investments	356	3,193	382	5,614	383	9,030

Unrealized appreciation (depreciation)	434	4,703	765	6,225	1,082	14,319

Net increase (decrease) in net assets from operations	$1,086	$12,180	$1,457	$16,291	$1,808	$30,175

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class	VIP – Investor Freedom 2045 Investor Class

Income:
Dividends	$15	$333	$6	$145	$—	$40

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	4	—	3	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	4	—	3	—	—	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	19	—	14	—	4
Administrative and other charges	—	6	—	4	—	1

Total expenses	—	25	—	18	—	5

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	4	25	3	18	—	5

Net investment income (loss)	11	308	3	127	—	35

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	1	393	4	160	4	104

Realized gain distributions	6	151	5	157	—	47

Net realized gain (loss) on investments	7	544	9	317	4	151

Unrealized appreciation (depreciation)	12	(34)	22	299	—	90

Net increase (decrease) in net assets from operations	$30	$818	$34	$743	$4	$276

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2050 Initial Class	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class

Income:
Dividends	$1	$63	$293	$856	$731	$269	$3,413

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	—	—	166	—
Administrative and other charges	—	—	—	—	—	11	—

Total expenses	—	—	—	—	—	177	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	15	—
Administrative and other charges	—	—	—	—	—	5	—

Total expenses	—	—	—	—	—	20	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	5	—	—	—	—	366
Administrative and other charges	—	2	—	—	—	—	159

Total expenses	—	7	—	—	—	—	525

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	38	126	135	—	—
Administrative and other charges	—	—	8	25	27	—	—

Total expenses	—	—	46	151	162	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	—	7	46	151	162	197	525

Net investment income (loss)	1	56	247	705	569	72	2,888

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	7	214	(13)	78	235	468	6,896

Realized gain distributions	1	61	4	48	287	152	1,998

Net realized gain (loss) on investments	8	275	(9)	126	522	620	8,894

Unrealized appreciation (depreciation)	(2)	(21)	43	397	760	2,623	34,755

Net increase (decrease) in net assets from operations	$7	$310	$281	$1,228	$1,851	$3,315	$46,537

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class

Income:
Dividends	$22,264	$349	$556	$40,175	$41,714	$35,646	$10,920

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	227	5	10	426	243	296	175
Administrative and other charges	15	—	1	28	16	20	12

Total expenses	242	5	11	454	259	316	187

Fidelity Income Advantage:
Mortality and expense risk charges	37	—	—	205	92	136	61
Administrative and other charges	12	—	—	68	31	46	20

Total expenses	49	—	—	273	123	182	81

Fidelity Personal Retirement:
Mortality and expense risk charges	904	15	22	2,281	2,122	2,767	1,049
Administrative and other charges	301	4	8	748	699	942	362

Total expenses	1,205	19	30	3,029	2,821	3,709	1,411

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	45	—	—	533	626	162	75
Administrative and other charges	9	—	—	106	125	32	15

Total expenses	54	—	—	639	751	194	90

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	4,436	—	—
Administrative and other charges	—	—	—	—	1,150	—	—

Total expenses	—	—	—	—	5,586	—	—

Total expenses	1,550	24	41	4,395	9,540	4,401	1,769

Net investment income (loss)	20,714	325	515	35,780	32,174	31,245	9,151

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(2,749)	140	224	8,617	8,113	21,881	7,915

Realized gain distributions	—	32	80	—	—	—	—

Net realized gain (loss) on investments	(2,749)	172	304	8,617	8,113	21,881	7,915

Unrealized appreciation (depreciation)	15,417	16	204	88,872	133,928	142,260	68,316

Net increase (decrease) in net assets from operations	$33,382	$513	$1,023	$133,269	$174,215	$195,386	$85,382

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class

Income:
Dividends	$325	$4,372	$109	$638	$—	$—

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	102	—	68	—	135	—
Administrative and other charges	7	—	5	—	9	—

Total expenses	109	—	73	—	144	—

Fidelity Income Advantage:
Mortality and expense risk charges	12	—	5	—	25	—
Administrative and other charges	4	—	2	—	9	—

Total expenses	16	—	7	—	34	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	254	—	69	—	192
Administrative and other charges	—	105	—	30	—	89

Total expenses	—	359	—	99	—	281

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	125	359	80	99	178	281

Net investment income (loss)	200	4,013	29	539	(178)	(281)

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	64	1,764	62	335	2,410	17,880

Realized gain distributions	409	5,471	36	199	448	3,798

Net realized gain (loss) on investments	473	7,235	98	534	2,858	21,678

Unrealized appreciation (depreciation)	54	(373)	(269)	(2,261)	3,317	28,705

Net increase (decrease) in net assets from operations	$727	$10,875	$(142)	$(1,188)	$5,997	$50,102

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class

Income:
Dividends	$120	$1,508	$1,002	$21,127	$14,285	$10,239

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	62	—	101	—	157	278
Administrative and other charges	4	—	7	—	10	19

Total expenses	66	—	108	—	167	297

Fidelity Income Advantage:
Mortality and expense risk charges	4	—	6	—	6	8
Administrative and other charges	1	—	2	—	2	3

Total expenses	5	—	8	—	8	11

Fidelity Personal Retirement:
Mortality and expense risk charges	—	137	—	298	536	803
Administrative and other charges	—	55	—	141	225	356

Total expenses	—	192	—	439	761	1,159

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	71	192	116	439	936	1,467

Net investment income (loss)	49	1,316	886	20,688	13,349	8,772

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(84)	(1,065)	145	1,513	1,160	35,258

Realized gain distributions	—	—	—	—	—	—

Net realized gain (loss) on investments	(84)	(1,065)	145	1,513	1,160	35,258

Unrealized appreciation (depreciation)	754	9,259	—	(151)	(10,441)	110,435

Net increase (decrease) in net assets from operations	$719	$9,510	$1,031	$22,050	$4,068	$154,465

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Class I	VIF – Emerging Markets Debt Class I	VIF – Global Strategist – Class II	Lazard – Retirement Emerging Markets Portfolio – Investor

Income:
Dividends	$1,925	$9,153	$528	$6,943	$—	$2,366

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	29	87	105	58	37	47
Administrative and other charges	2	6	7	4	2	3

Total expenses	31	93	112	62	39	50

Fidelity Income Advantage:
Mortality and expense risk charges	1	4	10	5	10	2
Administrative and other charges	1	1	3	2	4	1

Total expenses	2	5	13	7	14	3

Fidelity Personal Retirement:
Mortality and expense risk charges	147	345	27	68	20	66
Administrative and other charges	67	146	13	30	9	30

Total expenses	214	491	40	98	29	96

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	247	589	165	167	82	149

Net investment income (loss)	1,678	8,564	363	6,776	(82)	2,217

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	3,880	4,889	(3,732)	(1,938)	(471)	(1,077)

Realized gain distributions	—	—	—	—	—	—

Net realized gain (loss) on investments	3,880	4,889	(3,732)	(1,938)	(471)	(1,077)

Unrealized appreciation (depreciation)	9,415	505	6,056	2,195	2,145	3,769

Net increase (decrease) in net assets from operations	$14,973	$13,958	$2,687	$7,033	$1,592	$4,909

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	Invesco V.I. – Global Core Equity Series I	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	PVIT – Commodity Real Return – Strategy Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative

Income:
Dividends	$310	$—	$10	$540	$10,650	$3,821

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	52	158	153	1	156	51
Administrative and other charges	3	11	10	—	10	3

Total expenses	55	169	163	1	166	54

Fidelity Income Advantage:
Mortality and expense risk charges	9	17	14	2	2	4
Administrative and other charges	3	6	5	1	1	2

Total expenses	12	23	19	3	3	6

Fidelity Personal Retirement:
Mortality and expense risk charges	23	—	—	30	310	166
Administrative and other charges	9	—	—	13	124	70

Total expenses	32	—	—	43	434	236

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—

Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	99	192	182	47	603	296

Net investment income (loss)	211	(192)	(172)	493	10,047	3,525

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	738	528	343	(7,381)	(2,214)	(4,594)

Realized gain distributions	267	—	2,185	—	—	—

Net realized gain (loss) on investments	1,005	528	2,528	(7,381)	(2,214)	(4,594)

Unrealized appreciation (depreciation)	2,755	3,340	538	7,901	3,258	3,876

Net increase (decrease) in net assets from operations	$3,971	$3,676	$2,894	$1,013	$11,091	$2,807

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2024

(In thousands)	Subaccounts Investing In:
	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin US Government Securities Fund – Class 2

Income:
Dividends	$14,625	$1,798	$—	$1,386

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	141	26	9	17
Administrative and other charges	9	2	1	1

Total expenses	150	28	10	18

Fidelity Income Advantage:
Mortality and expense risk charges	5	4	2	1
Administrative and other charges	1	1	—	—

Total expenses	6	5	2	1

Fidelity Personal Retirement:
Mortality and expense risk charges	448	189	45	61
Administrative and other charges	172	73	19	23

Total expenses	620	262	64	84

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Total expenses	776	295	76	103

Net investment income (loss)	13,849	1,503	(76)	1,283

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(4,231)	(85)	(1,884)	(627)

Realized gain distributions	—	9,358	—	—

Net realized gain (loss) on investments	(4,231)	9,273	(1,884)	(627)

Unrealized appreciation (depreciation)	(1,541)	1,948	(2,777)	(270)

Net increase (decrease) in net assets from operations	$8,077	$12,724	$(4,737)	$386

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Government Money Market Initial Class		VIP – Government Money Market Investor Class		VIP – High Income Initial Class		VIP – High Income Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$9,525	$9,907	$138,562	$116,102	$2,494	$2,476	$17,828	$15,646
Net realized gain (loss) on investments	—	—	—	—	(7,995)	(4,840)	166	(3,045)
Unrealized appreciation (depreciation)	—	—	—	—	9,512	7,150	7,354	14,264

Net increase (decrease) in net assets from operations	9,525	9,907	138,562	116,102	4,011	4,786	25,348	26,865

Contract Transactions:
Payments received from contract owners	1,889	1,670	1,347,160	997,609	56	65	7,067	1,558
Transfers between sub-accounts and the fixed account, net	27,133	22,232	(441,110)	35,014	(2,459)	(1,542)	(7,484)	(5,688)
Contract benefits	(4,579)	(6,044)	(192,253)	(163,094)	(1,970)	(1,791)	(92)	(120)
Contract terminations	(41,808)	(59,756)	(518,445)	(568,560)	(3,008)	(2,322)	(10,969)	(19,780)
Contract maintenance charges	(46)	(52)	—	—	(6)	(6)	—	—
Other transfers (to) from FILI, net	(310)	620	(55)	50	(330)	(187)	(2)	2

Net increase (decrease) in net assets from contract transactions	(17,721)	(41,330)	195,297	301,019	(7,717)	(5,783)	(11,480)	(24,028)

Total increase (decrease) in net assets	(8,196)	(31,423)	333,859	417,121	(3,706)	(997)	13,868	2,837

Net Assets:
Beginning of period	234,183	265,606	2,742,526	2,325,405	52,869	53,866	294,761	291,924

End of period	$225,987	$234,183	$3,076,385	$2,742,526	$49,163	$52,869	$308,629	$294,761

(In thousands)	Subaccounts Investing In:

	VIP – Equity-Income Initial Class		VIP – Equity-Income Investor Class		VIP – Growth Initial Class		VIP – Growth Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$3,537	$3,877	$9,738	$8,758	$(6,217)	$(4,108)	$(1,911)	$(790)
Net realized gain (loss) on investments	26,633	10,096	44,176	17,521	207,740	45,792	321,952	48,488
Unrealized appreciation (depreciation)	21,660	19,784	25,482	24,921	(11,326)	137,976	(28,960)	191,770

Net increase (decrease) in net assets from operations	51,830	33,757	79,396	51,200	190,197	179,660	291,081	239,468

Contract Transactions:
Payments received from contract owners	125	197	6,013	4,699	736	473	13,360	6,114
Transfers between sub-accounts and the fixed account, net	(10,064)	(8,608)	18,690	6,585	(16,712)	(5,413)	80,245	82,067
Contract benefits	(10,786)	(11,836)	(66)	(147)	(14,420)	(10,449)	(4,954)	(193)
Contract terminations	(18,907)	(13,932)	(23,167)	(21,094)	(37,748)	(23,109)	(32,042)	(19,568)
Contract maintenance charges	(39)	(43)	—	—	(86)	(77)	—	—
Other transfers (to) from FILI, net	(943)	(915)	(7)	13	(1,088)	(1,021)	37	(2)

Net increase (decrease) in net assets from contract transactions	(40,614)	(35,137)	1,463	(9,944)	(69,318)	(39,596)	56,646	68,418

Total increase (decrease) in net assets	11,216	(1,380)	80,859	41,256	120,879	140,064	347,727	307,886

Net Assets:
Beginning of period	371,409	372,789	543,997	502,741	669,758	529,694	940,370	632,484

End of period	$382,625	$371,409	$624,856	$543,997	$790,637	$669,758	$1,288,097	$940,370

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Overseas Initial Class		VIP – Overseas Investor Class		VIP – Investment Grade Bond Initial Class		VIP – Investment Grade Bond Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$501	$130	$3,096	$1,692	$2,809	$1,984	$23,238	$15,804
Net realized gain (loss) on investments	3,787	98	17,202	3,014	(2,279)	(1,898)	253	(2,979)
Unrealized appreciation (depreciation)	(1,297)	11,005	(8,810)	33,531	450	5,946	(13,059)	24,961

Net increase (decrease) in net assets from operations	2,991	11,233	11,488	38,237	980	6,032	10,432	37,786

Contract Transactions:
Payments received from contract owners	72	85	452	1,170	290	379	10,023	8,875
Transfers between sub-accounts and the fixed account, net	(2,601)	(2,325)	(11,175)	(171)	(1,603)	(2,322)	43,254	5,160
Contract benefits	(1,523)	(1,192)	(1,457)	(34)	(3,816)	(4,246)	(213)	(177)
Contract terminations	(4,517)	(1,939)	(9,483)	(6,715)	(7,624)	(5,046)	(34,194)	(37,801)
Contract maintenance charges	(8)	(9)	—	—	(13)	(15)	—	—
Other transfers (to) from FILI, net	(87)	(50)	(4)	10	(440)	(535)	(9)	1

Net increase (decrease) in net assets from contract transactions	(8,664)	(5,430)	(21,667)	(5,740)	(13,206)	(11,785)	18,861	(23,942)

Total increase (decrease) in net assets	(5,673)	5,803	(10,179)	32,497	(12,226)	(5,753)	29,293	13,844

Net Assets:
Beginning of period	65,518	59,715	223,226	190,729	115,587	121,340	679,669	665,825

End of period	$59,845	$65,518	$213,047	$223,226	$103,361	$115,587	$708,962	$679,669

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager Initial Class		VIP – Asset Manager Investor Class		VIP – Index 500 Initial Class		VIP – Asset Manager Growth Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$2,460	$2,323	$4,352	$4,145	$63,643	$57,234	$540	$536
Net realized gain (loss) on investments	1,003	518	2,663	2,014	332,771	159,397	2,518	1,377
Unrealized appreciation (depreciation)	8,314	15,327	9,005	18,112	889,547	833,931	2,581	6,464

Net increase (decrease) in net assets from operations	11,777	18,168	16,020	24,271	1,285,961	1,050,562	5,639	8,377

Contract Transactions:
Payments received from contract owners	526	251	1,227	744	54,239	40,380	143	91
Transfers between sub-accounts and the fixed account, net	(4,305)	(4,774)	(14,131)	(12,066)	219,769	198,785	(1,924)	(3,072)
Contract benefits	(6,321)	(5,948)	(3)	(292)	(16,789)	(15,239)	(1,436)	(1,644)
Contract terminations	(7,162)	(6,840)	(10,170)	(8,684)	(173,277)	(138,972)	(2,526)	(2,270)
Contract maintenance charges	(20)	(21)	—	—	(82)	(76)	(9)	(9)
Other transfers (to) from FILI, net	(418)	(687)	1	—	(875)	(541)	(227)	32

Net increase (decrease) in net assets from contract transactions	(17,700)	(18,019)	(23,076)	(20,298)	82,985	84,337	(5,979)	(6,872)

Total increase (decrease) in net assets	(5,923)	149	(7,056)	3,973	1,368,946	1,134,899	(340)	1,505

Net Assets:
Beginning of period	160,852	160,703	205,342	201,369	5,176,473	4,041,574	59,214	57,709

End of period	$154,929	$160,852	$198,286	$205,342	$6,545,419	$5,176,473	$58,874	$59,214

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager Growth Investor Class		VIP – Contrafund Initial Class		VIP – Contrafund Investor Class		VIP – Balanced Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$2,104	$1,923	$(7,750)	$(3,183)	$(643)	$4,769	$1,867	$1,476
Net realized gain (loss) on investments	4,755	1,391	206,110	60,941	430,452	99,197	12,139	9,982
Unrealized appreciation (depreciation)	6,551	14,972	137,394	211,789	269,271	411,889	11,856	20,250

Net increase (decrease) in net assets from operations	13,410	18,286	335,754	269,547	699,080	515,855	25,862	31,708

Contract Transactions:
Payments received from contract owners	1,934	1,529	997	1,200	17,378	11,272	764	440
Transfers between sub-accounts and the fixed account, net	1,062	(1,968)	(26,751)	(21,656)	129,957	(14,657)	2,293	(2,248)
Contract benefits	(9)	—	(25,695)	(19,466)	(102)	(1,355)	(5,997)	(4,994)
Contract terminations	(3,937)	(7,230)	(59,677)	(37,490)	(75,387)	(57,042)	(7,619)	(8,245)
Contract maintenance charges	—	—	(133)	(125)	—	—	(18)	(17)
Other transfers (to) from FILI, net	—	3	(2,928)	(1,931)	(4)	23	(384)	(84)

Net increase (decrease) in net assets from contract transactions	(950)	(7,666)	(114,187)	(79,468)	71,842	(61,759)	(10,961)	(15,148)

Total increase (decrease) in net assets	12,460	10,620	221,567	190,079	770,922	454,096	14,901	16,560

Net Assets:
Beginning of period	126,952	116,332	1,061,566	871,487	2,055,964	1,601,868	178,589	162,029

End of period	$139,412	$126,952	$1,283,133	$1,061,566	$2,826,886	$2,055,964	$193,490	$178,589

(In thousands)	Subaccounts Investing In:

	VIP – Balanced Investor Class		VIP – Dynamic Capital Appreciation Initial Class		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$55,342	$42,645	$(154)	$(95)	$(13)	$189	$812	$983
Net realized gain (loss) on investments	233,406	181,026	2,087	1,211	17,490	8,826	15,453	8,777
Unrealized appreciation (depreciation)	259,554	420,417	3,397	3,856	26,294	29,306	9,584	10,070

Net increase (decrease) in net assets from operations	548,302	644,088	5,330	4,972	43,771	38,321	25,849	19,830

Contract Transactions:
Payments received from contract owners	37,223	23,076	34	33	2,137	938	140	183
Transfers between sub-accounts and the fixed account, net	32,763	(1,432)	(415)	351	3,782	3,808	(5,141)	(2,746)
Contract benefits	(2,086)	(1,610)	(718)	(1,090)	(4)	—	(3,472)	(3,484)
Contract terminations	(216,326)	(201,542)	(985)	(505)	(8,042)	(4,528)	(5,670)	(3,605)
Contract maintenance charges	—	—	(2)	(2)	—	—	(18)	(19)
Other transfers (to) from FILI, net	(40)	18	14	(75)	4	3	(371)	(318)

Net increase (decrease) in net assets from contract transactions	(148,466)	(181,490)	(2,072)	(1,288)	(2,123)	221	(14,532)	(9,989)

Total increase (decrease) in net assets	399,836	462,598	3,258	3,684	41,648	38,542	11,317	9,841

Net Assets:
Beginning of period	3,631,880	3,169,282	22,464	18,780	172,512	133,970	126,488	116,647

End of period	$4,031,716	$3,631,880	$25,722	$22,464	$214,160	$172,512	$137,805	$126,488

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Growth & Income Investor Class		VIP – Growth Opportunities Initial Class		VIP – Growth Opportunities Investor Class		VIP – Mid Cap Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$4,971	$4,641	$(1,594)	$(1,228)	$(1,713)	$(1,281)	$(814)	$(604)
Net realized gain (loss) on investments	43,725	21,679	10,765	2,792	53,318	7,646	39,219	7,503
Unrealized appreciation (depreciation)	25,715	27,746	51,296	52,071	287,817	277,772	2,248	26,390

Net increase (decrease) in net assets from operations	74,411	54,066	60,467	53,635	339,422	284,137	40,653	33,289

Contract Transactions:
Payments received from contract owners	2,782	2,644	161	136	8,625	4,831	104	123
Transfers between sub-accounts and the fixed account, net	8,876	1,711	(1,802)	(588)	(10,701)	8,797	(10,563)	(12,400)
Contract benefits	(336)	(31)	(7,003)	(4,032)	(487)	(316)	(8,542)	(7,671)
Contract terminations	(12,449)	(9,611)	(7,290)	(4,459)	(30,068)	(25,039)	(15,595)	(7,758)
Contract maintenance charges	—	—	(24)	(22)	—	—	(31)	(32)
Other transfers (to) from FILI, net	(1)	(32)	(141)	(408)	4	(44)	(772)	(475)

Net increase (decrease) in net assets from contract transactions	(1,128)	(5,319)	(16,099)	(9,373)	(32,627)	(11,771)	(35,399)	(28,213)

Total increase (decrease) in net assets	73,283	48,747	44,368	44,262	306,795	272,366	5,254	5,076

Net Assets:
Beginning of period	342,117	293,370	168,522	124,260	906,189	633,823	258,327	253,251

End of period	$415,400	$342,117	$212,890	$168,522	$1,212,984	$906,189	$263,581	$258,327

(In thousands)	Subaccounts Investing In:

	VIP – Mid Cap Investor Class		VIP – Value Strategies Initial Class		VIP – Value Strategies Investor Class		VIP – Utilities Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$2,162	$1,975	$70	$113	$1,566	$1,651	$331	$343
Net realized gain (loss) on investments	93,149	17,316	6,866	1,902	30,216	4,424	2,078	1,829
Unrealized appreciation (depreciation)	3,423	59,749	(3,322)	5,291	(14,673)	26,592	3,589	(3,050)

Net increase (decrease) in net assets from operations	98,734	79,040	3,614	7,306	17,109	32,667	5,998	(878)

Contract Transactions:
Payments received from contract owners	4,725	2,040	62	22	1,207	996	12	23
Transfers between sub-accounts and the fixed account, net	2,987	(47,198)	(1,215)	(4,087)	(23,191)	(17,887)	2,869	(8,317)
Contract benefits	(17)	(40)	(1,351)	(1,443)	(542)	(139)	(545)	(639)
Contract terminations	(16,974)	(17,560)	(2,132)	(1,266)	(6,252)	(7,657)	(1,589)	(870)
Contract maintenance charges	—	—	(5)	(5)	—	—	(4)	(4)
Other transfers (to) from FILI, net	(5)	9	(39)	(25)	(2)	1	(20)	(18)

Net increase (decrease) in net assets from contract transactions	(9,284)	(62,749)	(4,680)	(6,804)	(28,780)	(24,686)	723	(9,825)

Total increase (decrease) in net assets	89,450	16,291	(1,066)	502	(11,671)	7,981	6,721	(10,703)

Net Assets:
Beginning of period	584,105	567,814	43,438	42,936	196,657	188,676	23,681	34,384

End of period	$673,555	$584,105	$42,372	$43,438	$184,986	$196,657	$30,402	$23,681

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Utilities Investor Class		VIP – Technology Initial Class		VIP – Technology Investor Class		VIP – Energy Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$3,874	$3,317	$(2,438)	$(1,410)	$(2,947)	$(1,175)	$573	$1,018
Net realized gain (loss) on investments	14,758	11,298	36,705	16,738	211,653	63,872	(244)	(465)
Unrealized appreciation (depreciation)	22,536	(19,493)	51,431	71,160	344,415	457,743	1,133	(3,781)

Net increase (decrease) in net assets from operations	41,168	(4,878)	85,698	86,488	553,121	520,440	1,462	(3,228)

Contract Transactions:
Payments received from contract owners	2,294	1,212	309	495	11,999	8,997	86	46
Transfers between sub-accounts and the fixed account, net	52,173	(48,169)	(13,961)	44,197	74,114	202,961	(8,236)	(40,837)
Contract benefits	(45)	(620)	(9,745)	(3,739)	(436)	(337)	(954)	(1,393)
Contract terminations	(6,010)	(7,573)	(10,587)	(6,524)	(61,978)	(33,192)	(1,658)	(2,175)
Contract maintenance charges	—	—	(35)	(30)	—	—	(8)	(11)
Other transfers (to) from FILI, net	(5)	1	(276)	(147)	(2)	(21)	(75)	(314)

Net increase (decrease) in net assets from contract transactions	48,407	(55,149)	(34,295)	34,252	23,697	178,408	(10,845)	(44,684)

Total increase (decrease) in net assets	89,575	(60,027)	51,403	120,738	576,818	698,848	(9,383)	(47,912)

Net Assets:
Beginning of period	158,539	218,566	263,290	142,550	1,560,556	861,708	44,550	92,462

End of period	$248,114	$158,539	$314,693	$263,290	$2,137,374	$1,560,556	$35,167	$44,550

(In thousands)	Subaccounts Investing In:

	VIP – Energy Investor Class		VIP – Health Care Initial Class		VIP – Health Care Investor Class		VIP – Financials Initial Class (A)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$4,276	$7,097	$(768)	$(829)	$(1,100)	$(1,204)	$265	$362
Net realized gain (loss) on investments	6,979	19,892	4,268	2,789	29,535	15,251	1,398	(40)
Unrealized appreciation (depreciation)	(1,589)	(35,583)	886	1,093	6,771	11,220	4,539	1,771

Net increase (decrease) in net assets from operations	9,666	(8,594)	4,386	3,053	35,206	25,267	6,202	2,093

Contract Transactions:
Payments received from contract owners	1,308	1,161	78	108	2,808	3,596	72	12
Transfers between sub-accounts and the fixed account, net	(57,194)	(128,767)	(8,277)	(10,094)	(102,324)	(81,858)	3,917	(6,392)
Contract benefits	(82)	(21)	(2,246)	(2,286)	(206)	(456)	(606)	(561)
Contract terminations	(6,944)	(11,502)	(5,750)	(5,535)	(18,726)	(20,493)	(415)	(562)
Contract maintenance charges	—	—	(11)	(14)	—	—	(5)	(4)
Other transfers (to) from FILI, net	(8)	8	(243)	(404)	(8)	(2)	75	5

Net increase (decrease) in net assets from contract transactions	(62,920)	(139,121)	(16,449)	(18,225)	(118,456)	(99,213)	3,038	(7,502)

Total increase (decrease) in net assets	(53,254)	(147,715)	(12,063)	(15,172)	(83,250)	(73,946)	9,240	(5,409)

Net Assets:
Beginning of period	240,589	388,304	94,192	109,364	676,540	750,486	21,540	26,949

End of period	$187,335	$240,589	$82,129	$94,192	$593,290	$676,540	$30,780	$21,540

(A) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Financials Investor Class (A)		VIP – Industrials Initial Class		VIP – Industrials Investor Class		VIP – Consumer Discretionary Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$3,169	$3,532	$(36)	$(119)	$875	$98	$(143)	$(138)
Net realized gain (loss) on investments	10,937	2,093	2,595	(73)	15,835	994	1,594	754
Unrealized appreciation (depreciation)	36,125	11,167	2,930	4,929	13,743	23,854	2,379	5,296

Net increase (decrease) in net assets from operations	50,231	16,792	5,489	4,737	30,453	24,946	3,830	5,912

Contract Transactions:
Payments received from contract owners	1,882	457	81	15	1,462	693	6	25
Transfers between sub-accounts and the fixed account, net	28,962	(33,242)	1,767	(327)	16,098	2,840	(3,160)	1,816
Contract benefits	(40)	—	(632)	(806)	—	(1)	(711)	(776)
Contract terminations	(5,602)	(4,303)	(1,349)	(610)	(3,708)	(3,063)	(1,199)	(1,145)
Contract maintenance charges	—	—	(3)	(3)	—	—	(2)	(2)
Other transfers (to) from FILI, net	(3)	12	19	(299)	—	—	(89)	(341)

Net increase (decrease) in net assets from contract transactions	25,199	(37,076)	(117)	(2,030)	13,852	469	(5,155)	(423)

Total increase (decrease) in net assets	75,430	(20,284)	5,372	2,707	44,305	25,415	(1,325)	5,489

Net Assets:
Beginning of period	160,151	180,435	25,835	23,128	138,286	112,871	20,376	14,887

End of period	$235,581	$160,151	$31,207	$25,835	$182,591	$138,286	$19,051	$20,376

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Discretionary Investor Class		VIP – Real Estate Initial Class		VIP – Real Estate Investor Class		VIP – Strategic Income Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$(227)	$(265)	$584	$303	$5,229	$2,901	$1,064	$1,481
Net realized gain (loss) on investments	13,304	3,822	(930)	(230)	(1,770)	2,654	(341)	(503)
Unrealized appreciation (depreciation)	28,470	55,238	1,287	1,770	4,436	7,988	1,320	2,473

Net increase (decrease) in net assets from operations	41,547	58,795	941	1,843	7,895	13,543	2,043	3,451

Contract Transactions:
Payments received from contract owners	1,326	1,174	26	35	815	1,806	140	47
Transfers between sub-accounts and the fixed account, net	(32,680)	12,902	(662)	(1,494)	(5,915)	(14,849)	(1,181)	(2,415)
Contract benefits	(14)	(20)	(678)	(630)	(51)	(26)	(1,409)	(1,045)
Contract terminations	(5,633)	(6,599)	(1,078)	(884)	(5,719)	(3,735)	(2,534)	(2,659)
Contract maintenance charges	—	—	(4)	(4)	—	—	(4)	(5)
Other transfers (to) from FILI, net	(4)	(10)	5	(65)	(2)	(4)	(402)	(50)

Net increase (decrease) in net assets from contract transactions	(37,005)	7,447	(2,391)	(3,042)	(10,872)	(16,808)	(5,390)	(6,127)

Total increase (decrease) in net assets	4,542	66,242	(1,450)	(1,199)	(2,977)	(3,265)	(3,347)	(2,676)

Net Assets:
Beginning of period	208,393	142,151	19,614	20,813	137,467	140,732	41,398	44,074

End of period	$212,935	$208,393	$18,164	$19,614	$134,490	$137,467	$38,051	$41,398

(A) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Strategic Income Investor Class		VIP – International Capital Appreciation Initial Class		VIP – International Capital Appreciation Investor Class		VIP – Value Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$25,436	$30,127	$(1)	$(65)	$1,654	$403	$114	$106
Net realized gain (loss) on investments	(116)	(6,700)	783	203	11,404	4,614	3,428	1,438
Unrealized appreciation (depreciation)	15,753	39,885	421	3,441	11,681	61,815	(732)	2,928

Net increase (decrease) in net assets from operations	41,073	63,312	1,203	3,579	24,739	66,832	2,810	4,472

Contract Transactions:
Payments received from contract owners	7,888	3,514	9	8	1,872	1,655	10	33
Transfers between sub-accounts and the fixed account, net	(9,073)	(41,932)	374	1,373	(5,611)	669	(1,811)	(3,613)
Contract benefits	(78)	(162)	(370)	(369)	(8)	(185)	(580)	(431)
Contract terminations	(34,441)	(40,169)	(573)	(509)	(11,634)	(9,880)	(1,144)	(1,133)
Contract maintenance charges	—	—	(1)	(1)	—	—	(2)	(3)
Other transfers (to) from FILI, net	(7)	3	(132)	(7)	(1)	(14)	(1)	(113)

Net increase (decrease) in net assets from contract transactions	(35,711)	(78,746)	(693)	495	(15,382)	(7,755)	(3,528)	(5,260)

Total increase (decrease) in net assets	5,362	(15,434)	510	4,074	9,357	59,077	(718)	(788)

Net Assets:
Beginning of period	728,394	743,828	17,533	13,459	308,473	249,396	27,165	27,953

End of period	$733,756	$728,394	$18,043	$17,533	$317,830	$308,473	$26,447	$27,165

(In thousands)	Subaccounts Investing In:

	VIP – Value Investor Class		VIP – Freedom Income Initial Class (C)		VIP – Freedom Income Investor Class (C)		VIP – Freedom 2005 Initial Class (C)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$2,862	$2,537	$330	$313	$2,476	$2,670	$37	$196
Net realized gain (loss) on investments	37,229	12,950	36	(38)	(71)	(1,034)	(487)	(152)
Unrealized appreciation (depreciation)	(9,402)	29,537	26	315	246	3,075	519	353

Net increase (decrease) in net assets from operations	30,689	45,024	392	590	2,651	4,711	69	397

Contract Transactions:
Payments received from contract owners	1,733	1,606	3	19	292	102	—	—
Transfers between sub-accounts and the fixed account, net	(14,024)	(28,777)	4,114	104	11,051	(9,598)	(4,518)	(1,085)
Contract benefits	(17)	(192)	(683)	(256)	(1)	(16)	—	(99)
Contract terminations	(9,556)	(10,110)	(1,030)	(376)	(2,879)	(4,495)	(595)	(863)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	(1)
Other transfers (to) from FILI, net	(5)	(19)	59	(150)	2	1	1	—

Net increase (decrease) in net assets from contract transactions	(21,869)	(37,492)	2,462	(660)	8,465	(14,006)	(5,112)	(2,048)

Total increase (decrease) in net assets	8,820	7,532	2,854	(70)	11,116	(9,295)	(5,043)	(1,651)

Net Assets:
Beginning of period	269,050	261,518	8,913	8,983	60,543	69,838	5,043	6,694

End of period	$277,870	$269,050	$11,767	$8,913	$71,659	$60,543	$—	$5,043

(C) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2005 Investor Class (C)		VIP – Freedom 2010 Initial Class		VIP – Investor Freedom 2010 Investor Class		VIP – Freedom 2015 Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$174	$721	$153	$215	$1,649	$1,991	$344	$419
Net realized gain (loss) on investments	(2,355)	(504)	(108)	400	167	(338)	408	55
Unrealized appreciation (depreciation)	2,489	1,118	224	(4)	720	3,085	62	986

Net increase (decrease) in net assets from operations	308	1,335	269	611	2,536	4,738	814	1,460

Contract Transactions:
Payments received from contract owners	104	10	1	1	116	159	—	—
Transfers between sub-accounts and the fixed account, net	(16,683)	(1,507)	(796)	(1,625)	(4,899)	(5,944)	(810)	(1,920)
Contract benefits	—	(16)	(165)	(136)	(41)	(159)	(184)	(163)
Contract terminations	(329)	(2,908)	(588)	(290)	(1,693)	(4,335)	(547)	(621)
Contract maintenance charges	—	—	(1)	(1)	—	—	(2)	(2)
Other transfers (to) from FILI, net	—	1	—	1	—	15	(57)	5

Net increase (decrease) in net assets from contract transactions	(16,908)	(4,420)	(1,549)	(2,050)	(6,517)	(10,264)	(1,600)	(2,701)

Total increase (decrease) in net assets	(16,600)	(3,085)	(1,280)	(1,439)	(3,981)	(5,526)	(786)	(1,241)

Net Assets:
Beginning of period	16,600	19,685	6,611	8,050	52,195	57,721	14,707	15,948

End of period	$—	$16,600	$5,331	$6,611	$48,214	$52,195	$13,921	$14,707

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020 Initial Class		VIP – Investor Freedom 2020 Investor Class		VIP – Freedom 2025 Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$2,405	$2,777	$296	$402	$4,284	$5,137	$310	$376
Net realized gain (loss) on investments	623	(619)	356	(17)	3,193	(377)	382	150
Unrealized appreciation (depreciation)	1,865	6,401	434	1,470	4,703	15,100	765	1,680

Net increase (decrease) in net assets from operations	4,893	8,559	1,086	1,855	12,180	19,860	1,457	2,206

Contract Transactions:
Payments received from contract owners	805	292	10	38	971	1,333	60	104
Transfers between sub-accounts and the fixed account, net	(3,986)	(6,360)	(1,909)	(1,164)	(19,785)	(10,060)	(713)	(1,437)
Contract benefits	(12)	(17)	(766)	(302)	(30)	(190)	(249)	(24)
Contract terminations	(3,234)	(10,554)	(1,035)	(736)	(10,337)	(11,576)	(1,590)	(736)
Contract maintenance charges	—	—	(2)	(2)	—	—	(4)	(4)
Other transfers (to) from FILI, net	(2)	—	3	2	(2)	2	—	3

Net increase (decrease) in net assets from contract transactions	(6,429)	(16,639)	(3,699)	(2,164)	(29,183)	(20,491)	(2,496)	(2,094)

Total increase (decrease) in net assets	(1,536)	(8,080)	(2,613)	(309)	(17,003)	(631)	(1,039)	112

Net Assets:
Beginning of period	81,572	89,652	16,808	17,117	173,673	174,304	18,984	18,872

End of period	$80,036	$81,572	$14,195	$16,808	$156,670	$173,673	$17,945	$18,984

(C) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets – continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030 Initial Class		VIP – Investor Freedom 2030 Investor Class		VIP – Freedom 2035 Initial Class (B)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$4,452	$5,470	$343	$349	$6,826	$7,209	$11	$—
Net realized gain (loss) on investments	5,614	1,241	383	277	9,030	3,679	7	—
Unrealized appreciation (depreciation)	6,225	19,832	1,082	2,129	14,319	32,766	12	—

Net increase (decrease) in net assets from operations	16,291	26,543	1,808	2,755	30,175	43,654	30	—

Contract Transactions:
Payments received from contract owners	1,226	1,836	52	32	5,409	4,644	—	—
Transfers between sub-accounts and the fixed account, net	(22,380)	(17,450)	689	(940)	(14,393)	(18,588)	766	83
Contract benefits	(141)	(168)	(61)	(47)	—	(20)	—	—
Contract terminations	(14,871)	(18,130)	(712)	(1,260)	(15,917)	(19,896)	—	—
Contract maintenance charges	—	—	(6)	(6)	—	—	—	—
Other transfers (to) from FILI, net	(3)	2	3	1	(5)	19	8	(8)

Net increase (decrease) in net assets from contract transactions	(36,169)	(33,910)	(35)	(2,220)	(24,906)	(33,841)	774	75

Total increase (decrease) in net assets	(19,878)	(7,367)	1,773	535	5,269	9,813	804	75

Net Assets:
Beginning of period	208,582	215,949	21,683	21,148	329,296	319,483	75	—

End of period	$188,704	$208,582	$23,456	$21,683	$334,565	$329,296	$879	$75

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2035 Investor Class (B)		VIP – Freedom 2040 Initial Class (B)		VIP – Investor Freedom 2040 Investor Class (B)		VIP – Freedom 2045 Initial Class (B)

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$308	$72	$3	$1	$127	$64	$—	$—
Net realized gain (loss) on investments	544	16	9	—	317	1	4	—
Unrealized appreciation (depreciation)	(34)	229	22	4	299	299	—	—

Net increase (decrease) in net assets from operations	818	317	34	5	743	364	4	—

Contract Transactions:
Payments received from contract owners	915	1,066	32	44	1,250	223	—	—
Transfers between sub-accounts and the fixed account, net	12,719	3,649	328	26	4,175	4,875	(4)	2
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(15)	—	—	—	(251)	(3)	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from FILI, net	—	—	(8)	8	1	—	—	—

Net increase (decrease) in net assets from contract transactions	13,619	4,715	352	78	5,175	5,095	(4)	2

Total increase (decrease) in net assets	14,437	5,032	386	83	5,918	5,459	—	2

Net Assets:
Beginning of period	5,032	—	83	—	5,459	—	2	—

End of period	$19,469	$5,032	$469	$83	$11,377	$5,459	$2	$2

(B) New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2045 Investor Class (B)		VIP – Freedom 2050 Initial Class (B)		VIP – Investor Freedom 2050 Investor Class (B)		VIP – Freedom Lifetime Income I

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$35	$17	$1	$—	$56	$16	$247	$293
Net realized gain (loss) on investments	151	4	8	(1)	275	1	(9)	(57)
Unrealized appreciation (depreciation)	90	80	(2)	1	(21)	96	43	322

Net increase (decrease) in net assets from operations	276	101	7	—	310	113	281	558

Contract Transactions:
Payments received from contract owners	80	6	—	—	186	133	—	—
Transfers between sub-accounts and the fixed account, net	1,462	1,512	35	16	3,537	1,526	—	(130)
Contract benefits	—	—	—	—	—	—	(679)	(725)
Contract terminations	(3)	—	(13)	(2)	—	—	—	(18)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from FILI, net	(1)	(1)	(1)	1	(2)	—	(5)	(16)

Net increase (decrease) in net assets from contract transactions	1,538	1,517	21	15	3,721	1,659	(684)	(889)

Total increase (decrease) in net assets	1,814	1,618	28	15	4,031	1,772	(403)	(331)

Net Assets:
Beginning of period	1,618	—	15	—	1,772	—	7,882	8,213

End of period	$3,432	$1,618	$43	$15	$5,803	$1,772	$7,479	$7,882

(In thousands)	Subaccounts Investing In:

	VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap Initial Class		VIP – Disciplined Small Cap Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$705	$807	$569	$632	$72	$47	$2,888	$2,095
Net realized gain (loss) on investments	126	(45)	522	80	620	(116)	8,894	(1,179)
Unrealized appreciation (depreciation)	397	1,442	760	2,240	2,623	3,652	34,755	46,626

Net increase (decrease) in net assets from operations	1,228	2,204	1,851	2,952	3,315	3,583	46,537	47,542

Contract Transactions:
Payments received from contract owners	—	—	—	—	82	16	4,679	875
Transfers between sub-accounts and the fixed account, net	—	—	50	—	2,680	558	24,381	8,189
Contract benefits	(2,232)	(1,907)	(1,863)	(1,814)	(371)	(467)	(92)	(174)
Contract terminations	—	—	(54)	(362)	(1,095)	(624)	(10,965)	(10,269)
Contract maintenance charges	—	—	—	—	(3)	(3)	—	—
Other transfers (to) from FILI, net	1	(246)	178	(32)	28	(31)	(11)	5

Net increase (decrease) in net assets from contract transactions	(2,231)	(2,153)	(1,689)	(2,208)	1,321	(551)	17,992	(1,374)

Total increase (decrease) in net assets	(1,003)	51	162	744	4,636	3,032	64,529	46,168

Net Assets:
Beginning of period	25,475	25,424	26,374	25,630	22,203	19,171	289,071	242,903

End of period	$24,472	$25,475	$26,536	$26,374	$26,839	$22,203	$353,600	$289,071

(B) New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 20% Investor Class		VIP – FundsManager 30% Investor Class(B)		VIP – FundsManager 40% Investor Class(B)		VIP – FundsManager 50% Investor Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$20,714	$23,414	$325	$101	$515	$158	$35,780	$37,089
Net realized gain (loss) on investments	(2,749)	(7,331)	172	(9)	304	22	8,617	(4,408)
Unrealized appreciation (depreciation)	15,417	36,795	16	174	204	390	88,872	162,504

Net increase (decrease) in net assets from operations	33,382	52,878	513	266	1,023	570	133,269	195,185

Contract Transactions:
Payments received from contract owners	3,954	3,425	149	50	311	85	12,168	12,588
Transfers between sub-accounts and the fixed account, net	(45,648)	(54,824)	8,292	4,867	10,489	11,353	(52,138)	(50,370)
Contract benefits	(2,427)	(3,391)	—	—	—	—	(13,520)	(14,032)
Contract terminations	(50,941)	(61,303)	(906)	(3)	(978)	(75)	(85,220)	(90,449)
Contract maintenance charges	(5)	(6)	—	—	—	—	(7)	(8)
Other transfers (to) from FILI, net	72	(146)	—	—	(1)	—	(752)	311

Net increase (decrease) in net assets from contract transactions	(94,995)	(116,245)	7,535	4,914	9,821	11,363	(139,469)	(141,960)

Total increase (decrease) in net assets	(61,613)	(63,367)	8,048	5,180	10,844	11,933	(6,200)	53,225

Net Assets:
Beginning of period	676,000	739,367	5,180	—	11,933	—	1,670,105	1,616,880

End of period	$614,387	$676,000	$13,228	$5,180	$22,777	$11,933	$1,663,905	$1,670,105

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class		VIP – Consumer Staples Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$32,174	$35,067	$31,245	$31,382	$9,151	$8,685	$200	$191
Net realized gain (loss) on investments	8,113	(4,397)	21,881	3,001	7,915	1,400	473	475
Unrealized appreciation (depreciation)	133,928	215,198	142,260	217,764	68,316	91,066	54	(286)

Net increase (decrease) in net assets from operations	174,215	245,868	195,386	252,147	85,382	101,151	727	380

Contract Transactions:
Payments received from contract owners	19,826	12,821	27,491	19,182	12,275	8,190	1	10
Transfers between sub-accounts and the fixed account, net	(23,814)	1,050	71,804	26,370	70,115	25,453	(2,244)	(3,748)
Contract benefits	(12,181)	(12,581)	(6,700)	(6,380)	(2,931)	(3,275)	(378)	(762)
Contract terminations	(128,952)	(130,637)	(90,542)	(94,794)	(24,309)	(26,450)	(802)	(864)
Contract maintenance charges	(5)	(5)	(6)	(6)	(4)	(4)	(3)	(4)
Other transfers (to) from FILI, net	(257)	70	(477)	(158)	183	(440)	31	(79)

Net increase (decrease) in net assets from contract transactions	(145,383)	(129,282)	1,570	(55,786)	55,329	3,474	(3,395)	(5,447)

Total increase (decrease) in net assets	28,832	116,586	196,956	196,361	140,711	104,625	(2,668)	(5,067)

Net Assets:
Beginning of period	1,990,284	1,873,698	1,850,315	1,653,954	682,277	577,652	16,607	21,674

End of period	$2,019,116	$1,990,284	$2,047,271	$1,850,315	$822,988	$682,277	$13,939	$16,607

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Staples Investor Class		VIP – Materials Initial Class		VIP – Materials Investor Class		VIP – Communication Services Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$4,013	$3,853	$29	$56	$539	$740	$(178)	$(114)
Net realized gain (loss) on investments	7,235	5,297	98	(28)	534	(448)	2,858	348
Unrealized appreciation (depreciation)	(373)	(3,104)	(269)	692	(2,261)	4,158	3,317	5,122

Net increase (decrease) in net assets from operations	10,875	6,046	(142)	720	(1,188)	4,450	5,997	5,356

Contract Transactions:
Payments received from contract owners	806	1,179	25	3	210	198	16	81
Transfers between sub-accounts and the fixed account, net	(27,673)	(25,098)	(1,277)	(2,320)	(11,398)	(13,862)	(2,833)	8,032
Contract benefits	(10)	(240)	(151)	(267)	(11)	(23)	(638)	(334)
Contract terminations	(7,073)	(7,412)	(2,100)	(545)	(1,413)	(2,205)	(697)	(425)
Contract maintenance charges	—	—	(4)	(4)	—	—	(3)	(2)
Other transfers (to) from FILI, net	(2)	4	(39)	13	1	(1)	130	76

Net increase (decrease) in net assets from contract transactions	(33,952)	(31,567)	(3,546)	(3,120)	(12,611)	(15,893)	(4,025)	7,428

Total increase (decrease) in net assets	(23,077)	(25,521)	(3,688)	(2,400)	(13,799)	(11,443)	1,972	12,784

Net Assets:
Beginning of period	219,135	244,656	11,043	13,443	63,306	74,749	19,833	7,049

End of period	$196,058	$219,135	$7,355	$11,043	$49,507	$63,306	$21,805	$19,833

(In thousands)	Subaccounts Investing In:

	VIP – Communication Services Investor Class		VIP – Emerging Markets Initial Class		VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$(281)	$(183)	$49	$112	$1,316	$2,122	$886	$736
Net realized gain (loss) on investments	21,678	3,505	(84)	(276)	(1,065)	(1,099)	145	56
Unrealized appreciation (depreciation)	28,705	42,957	754	750	9,259	7,952	—	274

Net increase (decrease) in net assets from operations	50,102	46,279	719	586	9,510	8,975	1,031	1,066

Contract Transactions:
Payments received from contract owners	897	795	4	5	820	666	175	37
Transfers between sub-accounts and the fixed account, net	(9,588)	54,202	(551)	(551)	(2,920)	(5,789)	154	5,221
Contract benefits	(2)	(98)	(138)	(98)	(4)	(42)	(162)	(162)
Contract terminations	(4,626)	(3,523)	(303)	(186)	(4,355)	(3,580)	(1,207)	(336)
Contract maintenance charges	—	—	(1)	(1)	—	—	(2)	(2)
Other transfers (to) from FILI, net	5	—	(121)	15	(2)	4	2	(3)

Net increase (decrease) in net assets from contract transactions	(13,314)	51,376	(1,110)	(816)	(6,461)	(8,741)	(1,040)	4,755

Total increase (decrease) in net assets	36,788	97,655	(391)	(230)	3,049	234	(9)	5,821

Net Assets:
Beginning of period	159,040	61,385	8,501	8,731	107,606	107,372	14,164	8,343

End of period	$195,828	$159,040	$8,110	$8,501	$110,655	$107,606	$14,155	$14,164

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	VIP – Floating Rate High Income Investor Class		VIP – Bond Index Initial Class		VIP – Total Market Index Initial Class		VIP – Extended Market Index Initial Class

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$20,688	$16,593	$13,349	$9,260	$8,772	$4,901	$1,678	$1,834
Net realized gain (loss) on investments	1,513	615	1,160	424	35,258	14,583	3,880	261
Unrealized appreciation (depreciation)	(151)	8,277	(10,441)	10,577	110,435	104,779	9,415	16,782

Net increase (decrease) in net assets from operations	22,050	25,485	4,068	20,261	154,465	124,263	14,973	18,877

Contract Transactions:
Payments received from contract owners	11,496	3,692	7,185	3,902	9,738	6,954	1,504	1,343
Transfers between sub-accounts and the fixed account, net	28,143	30,506	78,289	64,491	77,167	68,302	1,126	(4,036)
Contract benefits	(112)	(99)	(268)	(326)	(969)	(492)	(68)	(59)
Contract terminations	(11,305)	(10,238)	(24,968)	(17,719)	(25,244)	(17,467)	(5,461)	(3,034)
Contract maintenance charges	—	—	(3)	(3)	(4)	(4)	(1)	(1)
Other transfers (to) from FILI, net	(1)	—	14	26	34	125	10	8

Net increase (decrease) in net assets from contract transactions	28,221	23,861	60,249	50,371	60,722	57,418	(2,890)	(5,779)

Total increase (decrease) in net assets	50,271	49,346	64,317	70,632	215,187	181,681	12,083	13,098

Net Assets:
Beginning of period	257,606	208,260	435,525	364,893	635,376	453,695	131,763	118,665

End of period	$307,877	$257,606	$499,842	$435,525	$850,563	$635,376	$143,846	$131,763

(In thousands)	Subaccounts Investing In:

	VIP – International Index Initial Class		VIF – Emerging Markets Equity Class I		VIF – Emerging Markets Debt Class I		VIF – Global Strategist – Class II

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$8,564	$7,027	$363	$459	$6,776	$5,659	$(82)	$290
Net realized gain (loss) on investments	4,889	2,037	(3,732)	(116)	(1,938)	(1,180)	(471)	193
Unrealized appreciation (depreciation)	505	28,386	6,056	3,775	2,195	2,577	2,145	2,304

Net increase (decrease) in net assets from operations	13,958	37,450	2,687	4,118	7,033	7,056	1,592	2,787

Contract Transactions:
Payments received from contract owners	2,321	2,842	164	139	221	185	105	68
Transfers between sub-accounts and the fixed account, net	20,032	25,710	(1,421)	(3,443)	(4,468)	(2,957)	1,047	(949)
Contract benefits	(362)	(608)	(538)	(272)	(104)	(198)	(305)	(228)
Contract terminations	(10,209)	(6,936)	(2,101)	(1,115)	(3,504)	(2,782)	(1,086)	(518)
Contract maintenance charges	(1)	(1)	(3)	(3)	(1)	(1)	(1)	(1)
Other transfers (to) from FILI, net	9	42	(54)	(36)	(55)	6	(6)	(3)

Net increase (decrease) in net assets from contract transactions	11,790	21,049	(3,953)	(4,730)	(7,911)	(5,747)	(246)	(1,631)

Total increase (decrease) in net assets	25,748	58,499	(1,266)	(612)	(878)	1,309	1,346	1,156

Net Assets:
Beginning of period	283,477	224,978	38,247	38,859	67,852	66,543	22,477	21,321

End of period	$309,225	$283,477	$36,981	$38,247	$66,974	$67,852	$23,823	$22,477

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	Invesco – V.I. Global Core Equity Series I		Allspring – VT Discovery SMID Cap Growth Class 2 (A)		Allspring – VT Opportunity Class 2		Lazard – Retirement Emerging Markets Portfolio – Investor

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$211	$44	$(192)	$(184)	$(172)	$(164)	$2,217	$3,051
Net realized gain (loss) on investments	1,005	303	528	150	2,528	1,794	(1,077)	43
Unrealized appreciation (depreciation)	2,755	4,004	3,340	3,946	538	2,939	3,769	9,405

Net increase (decrease) in net assets from operations	3,971	4,351	3,676	3,912	2,894	4,569	4,909	12,499

Contract Transactions:
Payments received from contract owners	91	54	—	—	—	—	103	130
Transfers between sub-accounts and the fixed account, net	7,183	30	(604)	(1,783)	(498)	(421)	(4,591)	(2,529)
Contract benefits	(399)	(193)	(440)	(578)	(786)	(340)	(70)	(369)
Contract terminations	(1,801)	(711)	(1,290)	(797)	(1,093)	(595)	(3,906)	(1,619)
Contract maintenance charges	(1)	(1)	(5)	(5)	(2)	(2)	(1)	(1)
Other transfers (to) from FILI, net	(7)	21	(65)	(14)	(16)	(4)	(3)	(23)

Net increase (decrease) in net assets from contract transactions	5,066	(800)	(2,404)	(3,177)	(2,395)	(1,362)	(8,468)	(4,411)

Total increase (decrease) in net assets	9,037	3,551	1,272	735	499	3,207	(3,559)	8,088

Net Assets:
Beginning of period	24,372	20,821	22,282	21,547	21,653	18,446	65,755	57,667

End of period	$33,409	$24,372	$23,554	$22,282	$22,152	$21,653	$62,196	$65,755

(In thousands)	Subaccounts Investing In:

	PVIT – Commodity Real Return – Strategy Portfolio – Administrative		PVIT – Low Duration Portfolio – Administrative		PVIT – Real Return Portfolio – Administrative		PVIT – Total Return Portfolio – Administrative

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$493	$7,885	$10,047	$9,840	$3,525	$4,720	$13,849	$12,526
Net realized gain (loss) on investments	(7,381)	(12,953)	(2,214)	(4,465)	(4,594)	(5,321)	(4,231)	(6,207)
Unrealized appreciation (depreciation)	7,901	317	3,258	7,841	3,876	6,299	(1,541)	14,061

Net increase (decrease) in net assets from operations	1,013	(4,751)	11,091	13,216	2,807	5,698	8,077	20,380

Contract Transactions:
Payments received from contract owners	58	108	1,380	793	455	389	2,389	1,947
Transfers between sub-accounts and the fixed account, net	(8,687)	(35,550)	(11,454)	(30,462)	(14,666)	(16,188)	(7,402)	(10,496)
Contract benefits	(48)	(127)	(7,216)	(317)	(180)	(348)	(167)	(279)
Contract terminations	(2,041)	(3,197)	(14,884)	(23,115)	(8,532)	(14,203)	(20,108)	(27,137)
Contract maintenance charges	—	—	(1)	(2)	(1)	(1)	(1)	(2)
Other transfers (to) from FILI, net	2	(110)	(10)	(24)	32	24	(21)	(34)

Net increase (decrease) in net assets from contract transactions	(10,716)	(38,876)	(32,185)	(53,127)	(22,892)	(30,327)	(25,310)	(36,001)

Total increase (decrease) in net assets	(9,703)	(43,627)	(21,094)	(39,911)	(20,085)	(24,629)	(17,233)	(15,621)

Net Assets:
Beginning of period	31,472	75,099	272,381	312,292	158,088	182,717	370,500	386,121

End of period	$21,769	$31,472	$251,287	$272,381	$138,003	$158,088	$353,267	$370,500

(A) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

50	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2024 and 2023

(In thousands)	Subaccounts Investing In:

	Blackrock – Global Allocation V.I. Fund – Class I		FTVIP – Templeton Global Bond Fund – Class 2		FTVIP – Franklin US Government Securities Fund – Class 2

	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Operations:
Net investment income (loss)	$1,503	$2,685	$(76)	$(88)	$1,283	$1,198
Net realized gain (loss) on investments	9,273	(2,114)	(1,884)	(2,364)	(627)	(799)
Unrealized appreciation (depreciation)	1,948	16,720	(2,777)	3,430	(270)	1,525

Net increase (decrease) in net assets from operations	12,724	17,291	(4,737)	978	386	1,924

Contract Transactions:
Payments received from contract owners	258	655	144	108	224	113
Transfers between sub-accounts and the fixed account, net	(7,446)	(11,497)	(1,159)	(1,883)	858	2,618
Contract benefits	(131)	(78)	(20)	(97)	(48)	(599)
Contract terminations	(6,847)	(5,907)	(1,240)	(2,105)	(3,119)	(4,050)
Contract maintenance charges	(1)	(1)	(1)	(1)	—	(1)
Other transfers (to) from FILI, net	14	7	(3)	4	4	7

Net increase (decrease) in net assets from contract transactions	(14,153)	(16,821)	(2,279)	(3,974)	(2,081)	(1,912)

Total increase (decrease) in net assets	(1,429)	470	(7,016)	(2,996)	(1,695)	12

Net Assets:
Beginning of period	149,434	148,964	42,586	45,582	49,715	49,703

End of period	$148,005	$149,434	$35,570	$42,586	$48,020	$49,715

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (“FILI”) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. FILI is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP - Initial Class”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP - Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF - Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

(A) During 2023, the following underlying funds were renamed:

Old Name	New Name

Allspring VT Discovery Fund	Allspring - VT Discovery SMID Cap Growth Class 2

VIP Financial Services Initial Class	VIP - Financials Initial Class

VIP Financial Services Investor Class	VIP - Financials Investor Class

(B) During 2023, the following underlying funds were added and commenced operations effective May 1, 2023:

VIP - Freedom 2035 Initial Class	VIP - Investor Freedom 2035 Investor Class

VIP - Freedom 2040 Initial Class	VIP - Investor Freedom 2040 Investor Class

VIP - Freedom 2045 Initial Class	VIP - Investor Freedom 2045 Investor Class

VIP - Freedom 2050 Initial Class	VIP - Investor Freedom 2050 Investor Class

VIP - FundsManager 30% Investor Class	VIP - FundsManager 40% Investor Class

(C) The VIP Freedom 2005 Initial Class and VIP Freedom Income Initial Class funds approved a Plan of Reorganization Agreement to transfer all the net assets of the VIP Freedom 2005 Initial Class fund in exchange for shares of the VIP Freedom Income Initial Class fund effective June 7, 2024. The VIP Investor Freedom 2005 Investor Class and VIP Investor Freedom Income Investor Class funds approved a Plan of Reorganization Agreement to transfer all the net assets of the VIP Investor Freedom 2005 Investor Class fund in exchange for shares of the VIP Investor Freedom Income Investor Class fund effective June 7, 2024.

As of December 31, 2024, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $67,598,000 and 967,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

52	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“the Code”).

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

53	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Fair Value Measurements - continued

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2024 or 2023. The Account had no Level 3 activity during 2024 or 2023.

Operating Segments

The Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) which is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.

Adoption of the new standard impacted financial statement disclosures only and did not affect the Account and its subaccounts’ financial position or the results of its operations. Since its commencement, the Account operates as a funding vehicle for variable life contracts. The Account’s products constitute a single operating segment and therefore, a single reportable segment. The Account is comprised of subaccounts which invest in corresponding Funds. The Account is structured with the sole purpose to record and report the invested funds and activities and performance chosen by variable annuity contract holders. Investment performance of funds may vary based on the underlying fund’s investment objectives as specified in the fund prospectuses.

The chief operating decision maker (“CODM”) is represented by FILI’s management which includes the Head of Operations and Business Development. The CODM oversees the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. Detailed financial information for the Account and underlying subaccounts are disclosed within these financial statements. The Account generates revenues from investment income on the invested funds and expenses from product charges for mortality and expense risk and administrative and other charges which are reported separately on the Statements of Operations. The measure of segment profit or loss is reported on the Statements of Operations as “Net increase (decrease) in net assets from operations” and the measure of segment assets is reported as “Total net assets” on the Statements of Assets and Liabilities. The accounting policies of the Accounts are consistent with those described in the Notes to the Financial Statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

54	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2024 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc. (“FIIS”), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2024 were .045% to .920% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2024:

	Purchases (000s)	Sales (000s)

VIP - Government Money Market Initial Class	$65,136	$73,304

VIP - Government Money Market Investor Class	1,000,042	666,176

VIP - High Income Initial Class	5,482	10,663

VIP - High Income Investor Class	52,907	46,559

VIP - Equity Income Initial Class	31,477	46,548

VIP - Equity Income Investor Class	120,778	73,766

VIP - Growth Initial Class	174,343	83,511

VIP - Growth Investor Class	472,172	147,484

VIP - Overseas Initial Class	4,225	9,537

VIP - Overseas Investor Class	32,016	40,364

VIP - Investment Grade Bond Initial Class	10,454	20,786

VIP - Investment Grade Bond Investor Class	127,654	85,554

VIP - Asset Manager Initial Class	5,764	19,930

VIP - Asset Manager Investor Class	19,797	37,213

VIP - Index 500 Initial Class	693,887	543,321

VIP - Asset Manager Growth Initial Class	2,647	7,288

VIP - Asset Manager Growth Investor Class	22,983	20,237

VIP - Contrafund Initial Class	156,284	133,554

VIP - Contrafund Investor Class	652,249	261,486

VIP - Balanced Initial Class	19,187	22,360

VIP - Balanced Investor Class	419,518	390,582

VIP - Dynamic Capital Appreciation Initial Class	2,641	3,825

VIP - Dynamic Capital Appreciation Investor Class	38,894	32,759

VIP - Growth & Income Initial Class	12,257	17,045

55	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Growth & Income Investor Class	$87,583	$57,161

VIP - Growth Opportunities Initial Class	10,338	28,029

VIP - Growth Opportunities Investor Class	125,939	160,279

VIP - Mid Cap Initial Class	37,208	39,993

VIP - Mid Cap Investor Class	151,928	75,501

VIP - Value Strategies Initial Class	8,875	7,353

VIP - Value Strategies Investor Class	51,509	51,071

VIP - Utilities Initial Class	8,234	5,841

VIP - Utilities Investor Class	108,366	46,743

VIP - Technology Initial Class	31,035	55,607

VIP - Technology Investor Class	385,745	286,936

VIP - Energy Initial Class	6,625	16,921

VIP - Energy Investor Class	38,597	97,241

VIP - Health Care Initial Class	4,045	21,221

VIP - Heath Care Investor Class	32,427	151,983

VIP - Financials Initial Class	9,701	5,437

VIP - Financials Investor Class	72,971	37,256

VIP - Industrials Initial Class	6,890	4,871

VIP - Industrials Investor Class	65,318	38,853

VIP - Consumer Discretionary Initial Class	1,083	6,291

VIP - Consumer Discretionary Investor Class	23,193	59,856

VIP - Real Estate Initial Class	1,805	3,606

VIP - Real Estate Investor Class	23,472	29,115

VIP - Strategic Income Initial Class	2,676	6,941

VIP - Strategic Income Investor Class	84,343	94,617

VIP - International Capital Appreciation Initial Class	3,057	3,747

VIP - International Capital Appreciation Investor Class	30,630	44,359

VIP - Value Initial Class	4,897	5,644

VIP - Value Investor Class	69,883	61,309

VIP - Freedom Income Initial Class (C)	4,973	2,171

VIP - Freedom Income Investor Class (C)	22,388	11,408

VIP - Freedom 2005 Initial Class (C)	53	5,129

VIP - Investor Freedom 2005 Investor Class (C)	564	17,298

VIP - Freedom 2010 Initial Class	447	1,838

VIP - Investor Freedom 2010 Investor Class	2,092	6,921

VIP - Freedom 2015 Initial Class	906	1,719

VIP - Investor Freedom 2015 Investor Class	6,951	10,664

VIP - Freedom 2020 Initial Class	897	3,846

VIP - Investor Freedom 2020 Investor Class	16,065	39,130

VIP - Freedom 2025 Initial Class	1,277	3,427

VIP - Investor Freedom 2025 Investor Class	14,331	44,591

VIP - Freedom 2030 Initial Class	2,670	2,312

VIP - Investor Freedom 2030 Investor Class	32,956	50,330

VIP - Freedom 2035 Initial Class	789	6

VIP - Investor Freedom 2035 Investor Class	16,658	2,580

VIP - Freedom 2040 Initial Class	409	41

VIP - Investor Freedom 2040 Investor Class	6,406	947

VIP - Freedom 2045 Initial Class	61	65

(C) Fund Merged (Note 1)

56	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Investor Freedom 2045 Investor Class	$2,256	$636

VIP - Freedom 2050 Initial Class	132	109

VIP - Investor Freedom 2050 Investor Class	5,280	1,441

VIP - Freedom Lifetime Income I	340	763

VIP - Freedom Lifetime Income II	1,086	2,558

VIP - Freedom Lifetime Income III	1,306	2,126

VIP - Disciplined Small Cap Initial Class	7,398	5,869

VIP - Disciplined Small Cap Investor Class	83,252	60,375

VIP - Funds Manager 20% Investor Class	39,918	114,174

VIP - FundsManager 30% Investor Class	9,428	1,537

VIP - FundsManager 40% Investor Class	12,393	1,976

VIP - Funds Manager 50% Investor Class	103,335	206,655

VIP - Funds Manager 60% Investor Class	149,542	262,679

VIP - Funds Manager 70% Investor Class	230,958	198,185

VIP - Funds Manager 85% Investor Class	135,416	70,903

VIP - Consumer Staples Initial Class	1,222	4,004

VIP - Consumer Staples Investor Class	23,387	47,856

VIP - Materials Initial Class	765	4,246

VIP - Materials Investor Class	10,830	22,703

VIP - Communication Services Initial Class	4,269	8,014

VIP - Communication Services Investor Class	50,230	60,026

VIP - Emerging Markets Initial Class	1,562	2,620

VIP - Emerging Markets Investor Class	21,191	26,336

VIP - Floating Rate High Income Initial Class	5,866	6,018

VIP - Floating Rate High Income Investor Class	105,089	56,181

VIP - Bond Index Initial Class	157,487	83,876

VIP - Total Market Index Initial Class	173,748	104,254

VIP - Extended Market Index Initial Class	33,818	35,031

VIP - International Index Initial Class	54,273	33,918

VIF - Emerging Markets Equity Class I	5,419	9,003

VIF - Emerging Markets Debt Class I	13,391	14,526

VIF - Global Strategist Class II	3,116	3,434

Invesco - V.I. Global Core Equity Series I	10,456	4,903

Allspring - VT Discovery SMID Cap Growth Class 2	69	2,660

Allspring - VT Opportunity Class 2	2,268	2,644

Lazard - Retirement Emerging Markets Portfolio – Investor	6,746	12,993

PVIT - Commodity Real Return – Strategy Portfolio – Administrative	3,735	13,957

PVIT - Low Duration Portfolio – Administrative	57,993	80,131

PVIT - Real Return Portfolio – Administrative	10,653	30,019

PVIT - Total Return Portfolio – Administrative	48,619	60,079

BlackRock - Global Allocation V.I. Fund – Class I	19,761	23,053

FTVIP - Templeton Global Bond Fund – Class 2	3,797	6,152

FTVIP - Franklin U.S. Government Securities Fund – Class 2	16,571	17,368

57	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2024:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Government Money Market Initial Class	225,968	$225,968	$1.00

VIP - Government Money Market Investor Class	3,076,396	3,076,396	1.00

VIP - High Income Initial Class	10,421	129,152	4.72

VIP - High Income Investor Class	65,947	388,175	4.68

VIP - Equity Income Initial Class	14,393	370,349	26.59

VIP - Equity Income Investor Class	23,714	612,883	26.35

VIP - Growth Initial Class	8,158	669,907	96.94

VIP - Growth Investor Class	13,436	1,256,238	95.87

VIP - Overseas Initial Class	2,350	62,158	25.47

VIP - Overseas Investor Class	8,401	215,850	25.36

VIP - Investment Grade Bond Initial Class	9,418	128,736	10.98

VIP - Investment Grade Bond Investor Class	64,923	863,750	10.92

VIP - Asset Manager Initial Class	9,420	160,983	16.45

VIP - Asset Manager Investor Class	12,165	205,407	16.30

VIP - Index 500 Initial Class	11,493	3,941,119	569.52

VIP - Asset Manager Growth Initial Class	2,559	48,999	23.03

VIP - Asset Manager Growth Investor Class	6,104	129,458	22.84

VIP - Contrafund Initial Class	22,152	890,225	57.94

VIP - Contrafund Investor Class	49,292	2,229,940	57.35

VIP - Balanced Initial Class	7,859	159,106	24.61

VIP - Balanced Investor Class	165,914	3,348,646	24.30

VIP - Dynamic Capital Appreciation Initial Class	1,278	20,122	20.12

VIP - Dynamic Capital Appreciation Investor Class	10,687	176,533	20.04

VIP - Growth & Income Initial Class	4,511	102,184	30.55

VIP - Growth & Income Investor Class	13,687	356,723	30.35

VIP - Growth Opportunities Initial Class	2,565	163,720	83.00

VIP - Growth Opportunities Investor Class	14,796	991,552	81.98

VIP - Mid Cap Initial Class	7,022	260,324	37.56

VIP - Mid Cap Investor Class	18,131	693,573	37.15

VIP - Value Strategies Initial Class	2,739	44,860	15.51

VIP - Value Strategies Investor Class	12,067	200,215	15.33

VIP - Utilities Initial Class	1,258	27,624	24.17

VIP - Utilities Investor Class	10,360	231,406	23.95

VIP - Technology Initial Class	7,531	225,100	41.79

VIP - Technology Investor Class	52,284	1,540,444	40.88

VIP - Energy Initial Class	1,396	39,942	25.19

VIP - Energy Investor Class	7,455	200,085	25.13

VIP - Health Care Initial Class	2,280	77,592	36.03

VIP - Heath Care Investor Class	16,684	569,168	35.56

VIP - Financials Initial Class	1,631	27,567	18.87

VIP - Financials Investor Class	12,564	208,073	18.75

VIP - Industrials Initial Class	1,232	28,160	25.35

VIP - Industrials Investor Class	7,295	170,289	25.03

VIP - Consumer Discretionary Initial Class	459	15,753	41.52

VIP - Consumer Discretionary Investor Class	5,160	176,091	41.27

VIP - Real Estate Initial Class	1,028	25,449	17.67

VIP - Real Estate Investor Class	7,672	167,155	17.53

VIP - Strategic Income Initial Class	3,554	42,177	10.72

VIP - Strategic Income Investor Class	68,768	810,957	10.67

58	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - International Capital Appreciation Initial Class	792	$16,745	$22.77

VIP - International Capital Appreciation Investor Class	14,088	288,826	22.56

VIP - Value Initial Class	1,392	26,188	19.00

VIP - Value Investor Class	14,671	276,261	18.94

VIP - Freedom Income Initial Class (C)	1,066	12,452	11.03

VIP - Freedom Income Investor Class (C)	6,580	78,644	10.89

VIP - Freedom 2010 Initial Class	464	6,224	11.50

VIP - Investor Freedom 2010 Investor Class	4,011	52,514	12.02

VIP - Freedom 2015 Initial Class	1,213	15,980	11.48

VIP - Investor Freedom 2015 Investor Class	6,587	85,037	12.15

VIP - Freedom 2020 Initial Class	1,118	15,680	12.70

VIP - Investor Freedom 2020 Investor Class	12,221	163,251	12.82

VIP - Freedom 2025 Initial Class	1,121	17,796	16.01

VIP - Investor Freedom 2025 Investor Class	12,854	189,106	14.68

VIP - Freedom 2030 Initial Class	1,431	22,284	16.39

VIP - Investor Freedom 2030 Investor Class	21,910	322,563	15.27

VIP - Freedom 2035 Initial Class	31	866	27.90

VIP - Investor Freedom 2035 Investor Class	1,693	19,274	11.50

VIP - Freedom 2040 Initial Class	17	443	27.30

VIP - Investor Freedom 2040 Investor Class	959	10,779	11.86

VIP - Freedom 2045 Initial Class	—	2	27.81

VIP - Investor Freedom 2045 Investor Class	286	3,262	12.02

VIP - Freedom 2050 Initial Class	2	45	25.09

VIP - Investor Freedom 2050 Investor Class	482	5,728	12.04

VIP - Freedom Lifetime Income I Initial Class	726	8,166	10.28

VIP - Freedom Lifetime Income II Initial Class	2,060	25,326	11.87

VIP - Freedom Lifetime Income III Initial Class	2,011	25,600	13.19

VIP - Disciplined Small Cap Initial Class	1,429	26,757	18.77

VIP - Disciplined Small Cap Investor Class	18,960	338,777	18.65

VIP - Funds Manager 20% Investor Class	57,742	667,492	10.64

VIP - Funds Manager 30% Investor Class	1,247	13,038	10.61

VIP - Funds Manager 40% Investor Class	2,095	22,183	10.87

VIP - Funds Manager 50% Investor Class	138,223	1,734,732	12.04

VIP - Funds Manager 60% Investor Class	193,953	2,186,347	10.41

VIP - Funds Manager 70% Investor Class	154,274	1,986,702	13.27

VIP - Funds Manager 85% Investor Class	60,915	795,001	13.51

VIP - Consumer Staples Initial Class	714	14,334	19.52

VIP - Consumer Staples Investor Class	10,106	199,973	19.40

VIP - Materials Initial Class	445	8,092	16.53

VIP - Materials Investor Class	2,997	54,394	16.52

VIP - Communication Services Initial Class	929	17,469	23.49

VIP - Communication Services Investor Class	8,437	159,460	23.21

VIP - Emerging Markets Initial Class	706	10,190	11.48

VIP - Emerging Markets Investor Class	9,690	136,426	11.42

VIP - Floating Rate High Income Initial Class	1,427	14,426	9.92

VIP - Floating Rate High Income Investor Class	31,036	313,400	9.92

VIP - Bond Index Initial Class	52,560	564,420	9.51

VIP - Total Market Index Initial Class	40,349	661,457	21.08

VIP - Extended Market Index Initial Class	10,024	142,075	14.35

VIP - International Index Initial Class	28,553	307,268	10.83

VIF - Emerging Markets Equity Class I	2,695	59,742	13.73

(C) Fund Merged (Note 1)

59	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIF - Emerging Markets Debt Class I	12,200	$109,369	$5.49

VIF - Global Strategist Class II	2,587	33,254	9.21

Invesco - V.I. Global Core Equity Series I	3,018	32,749	11.07

Allspring - VT Discovery SMID Cap Growth Class 2	974	30,882	24.17

Allspring - VT Opportunity Class 2	825	22,870	26.86

Lazard - Retirement Emerging Markets Portfolio – Investor	2,908	73,452	21.39

PVIT - Commodity Real Return – Strategy Portfolio – Administrative	3,994	46,154	5.45

PVIT - Low Duration Portfolio – Administrative	26,067	278,936	9.64

PVIT - Real Return Portfolio – Administrative	11,990	175,099	11.51

PVIT - Total Return Portfolio – Administrative	39,078	451,250	9.04

BlackRock - Global Allocation V.I. Fund – Class I	9,047	164,000	16.36

FTVIP - Templeton Global Bond Fund – Class 2	3,126	61,432	11.38

FTVIP - Franklin U.S. Government Securities Fund – Class 2	4,717	60,432	10.18

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2024 and 2023 were as follows:

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Government Money Market Initial Class

Units Issued	4,924	6,593	41	151	—	—	—	—

Units Redeemed	(5,672)	(8,446)	(89)	(227)	—	—	—	—

Net Increase (Decrease)	(748)	(1,853)	(48)	(76)	—	—	—	—

VIP - Government Money Market Investor Class

Units Issued	—	—	—	—	274,964	241,589	—	15

Units Redeemed	—	—	—	—	(258,324)	(215,064)	(9)	(2)

Net Increase (Decrease)	—	—	—	—	16,640	26,525	(9)	13

VIP - High Income Initial Class

Units Issued	38	46	13	—	—	—	—	—

Units Redeemed	(134)	(121)	(37)	(28)	—	—	—	—

Net Increase (Decrease)	(96)	(75)	(24)	(28)	—	—	—	—

VIP - High Income Investor Class

Units Issued	—	—	—	—	2,533	3,678	—	—

Units Redeemed	—	—	—	—	(2,932)	(4,938)	—	—

Net Increase (Decrease)	—	—	—	—	(399)	(1,260)	—	—

VIP - Equity-Income Initial Class

Units Issued	32	32	2	3	—	—	—	—

Units Redeemed	(207)	(209)	(33)	(34)	—	—	—	—

Net Increase (Decrease)	(175)	(177)	(31)	(31)	—	—	—	—

VIP - Equity-Income Investor Class

Units Issued	—	—	—	—	2,802	2,581	—	—

Units Redeemed	—	—	—	—	(2,875)	(2,874)	—	—

Net Increase (Decrease)	—	—	—	—	(73)	(293)	—	—

60	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Growth Initial Class

Units Issued	49	52	4	6	—	—	—	—

Units Redeemed	(199)	(167)	(20)	(22)	—	—	—	—

Net Increase (Decrease)	(150)	(115)	(16)	(16)	—	—	—	—

VIP - Growth Investor Class

Units Issued	—	—	—	—	3,852	2,793	—	—

Units Redeemed	—	—	—	—	(3,207)	(1,671)	—	—

Net Increase (Decrease)	—	—	—	—	645	1,122	—	—

VIP - Overseas Initial Class

Units Issued	12	22	—	7	—	—	—	—

Units Redeemed	(117)	(95)	(10)	(17)	—	—	—	—

Net Increase (Decrease)	(105)	(73)	(10)	(10)	—	—	—	—

VIP - Overseas Investor Class

Units Issued	—	—	—	—	1,050	1,343	—	—

Units Redeemed	—	—	—	—	(1,857)	(1,578)	—	—

Net Increase (Decrease)	—	—	—	—	(807)	(235)	—	—

VIP - Investment Grade Bond Initial Class

Units Issued	220	182	2	4	—	—	—	—

Units Redeemed	(451)	(381)	(65)	(81)	—	—	—	—

Net Increase (Decrease)	(231)	(199)	(63)	(77)	—	—	—	—

VIP - Investment Grade Bond Investor Class

Units Issued	—	—	—	—	10,985	8,416	—	—

Units Redeemed	—	—	—	—	(9,390)	(9,973)	—	—

Net Increase (Decrease)	—	—	—	—	1,595	(1,557)	—	—

VIP - Asset Manager Initial Class

Units Issued	25	16	—	1	—	—	—	—

Units Redeemed	(205)	(222)	(37)	(41)	—	—	—	—

Net Increase (Decrease)	(180)	(206)	(37)	(40)	—	—	—	—

VIP - Asset Manager Investor Class

Units Issued	—	—	—	—	611	163	—	—

Units Redeemed	—	—	—	—	(1,425)	(1,013)	—	—

Net Increase (Decrease)	—	—	—	—	(814)	(850)	—	—

VIP - Index 500 Initial Class

Units Issued	215	236	3	10	17,724	12,254	—	—

Units Redeemed	(475)	(445)	(54)	(62)	(15,478)	(9,864)	—	—

Net Increase (Decrease)	(260)	(209)	(51)	(52)	2,246	2,390	—	—

VIP - Asset Manager Growth Initial Class

Units Issued	14	17	1	1	—	—	—	—

Units Redeemed	(90)	(126)	(20)	(19)	—	—	—	—

Net Increase (Decrease)	(76)	(109)	(19)	(18)	—	—	—	—

VIP - Asset Manager Growth Investor Class

Units Issued	—	—	—	—	684	483	—	—

Units Redeemed	—	—	—	—	(704)	(756)	—	—

Net Increase (Decrease)	—	—	—	—	(20)	(273)	—	—

61	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Contrafund Initial Class

Units Issued	165	115	14	6	—	—	—	—

Units Redeemed	(614)	(542)	(76)	(76)	—	—	—	—

Net Increase (Decrease)	(449)	(427)	(62)	(70)	—	—	—	—

VIP - Contrafund Investor Class

Units Issued	—	—	—	—	8,595	3,605	—	—

Units Redeemed	—	—	—	—	(7,192)	(5,007)	—	—

Net Increase (Decrease)	—	—	—	—	1,403	(1,402)	—	—

VIP - Balanced Initial Class

Units Issued	137	124	77	19	—	—	—	—

Units Redeemed	(320)	(359)	(76)	(84)	—	—	—	—

Net Increase (Decrease)	(183)	(235)	1	(65)	—	—	—	—

VIP - Balanced Investor Class

Units Issued	—	—	—	—	9,825	6,451	—	—

Units Redeemed	—	—	—	—	(10,226)	(8,946)	—	—

Net Increase (Decrease)	—	—	—	—	(401)	(2,495)	—	—

VIP - Dynamic Capital Appreciation Initial Class

Units Issued	22	33	1	2	—	—	—	—

Units Redeemed	(43)	(49)	(8)	(10)	—	—	—	—

Net Increase (Decrease)	(21)	(16)	(7)	(8)	—	—	—	—

VIP - Dynamic Capital Appreciation Investor Class

Units Issued	—	—	—	—	612	404	—	—

Units Redeemed	—	—	—	—	(629)	(401)	—	—

Net Increase (Decrease)	—	—	—	—	(17)	3	—	—

VIP - Growth & Income Initial Class

Units Issued	38	73	1	7	—	—	—	—

Units Redeemed	(189)	(190)	(35)	(50)	—	—	—	—

Net Increase (Decrease)	(151)	(117)	(34)	(43)	—	—	—	—

VIP - Growth & Income Investor Class

Units Issued	—	—	—	—	1,521	1,594	—	—

Units Redeemed	—	—	—	—	(1,575)	(1,709)	—	—

Net Increase (Decrease)	—	—	—	—	(54)	(115)	—	—

VIP - Growth Opportunities Initial Class

Units Issued	151	142	11	21	—	—	—	—

Units Redeemed	(286)	(244)	(40)	(48)	—	—	—	—

Net Increase (Decrease)	(135)	(102)	(29)	(27)	—	—	—	—

VIP - Growth Opportunities Investor Class

Units Issued	—	—	—	—	2,178	1,998	—	—

Units Redeemed	—	—	—	—	(2,577)	(2,187)	—	—

Net Increase (Decrease)	—	—	—	—	(399)	(189)	—	—

VIP - Mid Cap Initial Class

Units Issued	58	54	1	2	—	—	—	—

Units Redeemed	(431)	(395)	(71)	(89)	—	—	—	—

Net Increase (Decrease)	(373)	(341)	(70)	(87)	—	—	—	—

62	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Mid Cap Investor Class

Units Issued	—	—	—	—	2,357	1,408	—	—

Units Redeemed	—	—	—	—	(2,413)	(3,185)	—	—

Net Increase (Decrease)	—	—	—	—	(56)	(1,777)	—	—

VIP - Value Strategies Initial Class

Units Issued	53	89	4	21	—	—	—	—

Units Redeemed	(118)	(222)	(24)	(48)	—	—	—	—

Net Increase (Decrease)	(65)	(133)	(20)	(27)	—	—	—	—

VIP - Value Strategies Investor Class

Units Issued	—	—	—	—	719	1,168	—	—

Units Redeemed	—	—	—	—	(1,336)	(1,855)	—	—

Net Increase (Decrease)	—	—	—	—	(617)	(687)	—	—

VIP - Utilities Initial Class

Units Issued	143	64	19	4	—	—	—	—

Units Redeemed	(144)	(270)	(16)	(47)	—	—	—	—

Net Increase (Decrease)	(1)	(206)	3	(43)	—	—	—	—

VIP - Utilities Investor Class

Units Issued	—	—	—	—	2,685	1,066	—	—

Units Redeemed	—	—	—	—	(1,733)	(2,510)	—	—

Net Increase (Decrease)	—	—	—	—	952	(1,444)	—	—

VIP - Technology Initial Class

Units Issued	257	856	17	51	—	—	—	—

Units Redeemed	(493)	(500)	(49)	(45)	—	—	—	—

Net Increase (Decrease)	(236)	356	(32)	6	—	—	—	—

VIP - Technology Investor Class

Units Issued	—	—	—	—	4,430	4,365	—	—

Units Redeemed	—	—	—	—	(4,021)	(2,495)	—	—

Net Increase (Decrease)	—	—	—	—	409	1,870	—	—

VIP - Energy Initial Class

Units Issued	201	742	6	37	—	—	—	—

Units Redeemed	(465)	(1,941)	(34)	(160)	—	—	—	—

Net Increase (Decrease)	(264)	(1,199)	(280	(123)	—	—	—	—

VIP - Energy Investor Class

Units Issued	—	—	—	—	2,925	4,465	—	—

Units Redeemed	—	—	—	—	(5,681)	(11,483)	—	—

Net Increase (Decrease)	—	—	—	—	(2,756)	(7,018)	—	—

VIP - Health Care Initial Class

Units Issued	82	60	3	2	—	—	—	—

Units Redeemed	(274)	(288)	(26)	(39)	—	—	—	—

Net Increase (Decrease)	(192)	(228)	(23)	(37)	—	—	—	—

VIP - Health Care Investor Class

Units Issued	—	—	—	—	1,039	873	—	—

Units Redeemed	—	—	—	—	(2,685)	(2,434)	—	—

Net Increase (Decrease)	—	—	—	—	(1,646)	(1,561)	—	—

63	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Financials Initial Class (A)

Units Issued	270	137	28	34	—	—	—	—

Units Redeemed	(197)	(425)	(29)	(96)	—	—	—	—

Net Increase (Decrease)	73	(288)	(1)	(62)	—	—	—	—

VIP - Financials Investor Class (A)

Units Issued	—	—	—	—	2,320	1,518	—	—

Units Redeemed	—	—	—	—	(1,906)	(3,023)	—	—

Net Increase (Decrease)	—	—	—	—	414	(1,505)	—	—

VIP - Industrials Initial Class

Units Issued	57	36	5	3	—	—	—	—

Units Redeemed	(59)	(58)	(9)	(15)	—	—	—	—

Net Increase (Decrease)	(2)	(22)	(4)	(12)	—	—	—	—

VIP - Industrials Investor Class

Units Issued	—	—	—	—	1,316	705	—	—

Units Redeemed	—	—	—	—	(1,082)	(713)	—	—

Net Increase (Decrease)	—	—	—	—	234	(8)	—	—

VIP - Consumer Discretionary Initial Class

Units Issued	22	90	1	23	—	—	—	—

Units Redeemed	(98)	(98)	(13)	(26)	—	—	—	—

Net Increase (Decrease)	(76)	(8)	(12)	(3)	—	—	—	—

VIP - Consumer Discretionary Investor Class

Units Issued	—	—	—	—	616	1,309	—	—

Units Redeemed	—	—	—	—	(1,271)	(1,184)	—	—

Net Increase (Decrease)	—	—	—	—	(655)	125	—	—

VIP - Real Estate Initial Class

Units Issued	30	36	1	1	—	—	—	—

Units Redeemed	(83)	(108)	(7)	(10)	—	—	—	—

Net Increase (Decrease)	(53)	(72)	(6)	(9)	—	—	—	—

VIP - Real Estate Investor Class

Units Issued	—	—	—	—	1,007	708	—	—

Units Redeemed	—	—	—	—	(1,379)	(1,409)	—	—

Net Increase (Decrease)	—	—	—	—	(372)	(701)	—	—

VIP - Strategic Income Initial Class

Units Issued	109	169	2	1	—	—	—	—

Units Redeemed	(304)	(414)	(38)	(42)	—	—	—	—

Net Increase (Decrease)	(195)	(245)	(36)	(41)	—	—	—	—

VIP - Strategic Income Investor Class

Units Issued	—	—	—	—	5,386	3,149	—	—

Units Redeemed	—	—	—	—	(6,839)	(7,600)	—	—

Net Increase (Decrease)	—	—	—	—	(1,453)	(4,451)	—	—

VIP - International Capital Appreciation Initial Class

Units Issued	96	113	1	18	—	—	—	—

Units Redeemed	(109)	(89)	(12)	(25)	—	—	—	—

Net Increase (Decrease)	(13)	24	(11)	(7)	—	—	—	—

(A) Fund Merged (Note 1)

64	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - International Capital Appreciation Investor Class

Units Issued	—	—	—	—	1,350	1,730	—	—

Units Redeemed	—	—	—	—	(1,798)	(1,987)	—	—

Net Increase (Decrease)	—	—	—	—	(448)	(257)	—	—

VIP - Value Initial Class

Units Issued	72	92	3	4	—	—	—	—

Units Redeemed	(147)	(230)	(11)	(21)	—	—	—	—

Net Increase (Decrease)	(75)	(138)	(8)	(17)	—	—	—	—

VIP - Value Investor Class

Units Issued	—	—	—	—	1,243	1,112	—	—

Units Redeemed	—	—	—	—	(1,673)	(2,084)	—	—

Net Increase (Decrease)	—	—	—	—	(430)	(972)	—	—

VIP - Freedom Income Initial Class (C)

Units Issued	254	33	—	—	—	—	—	—

Units Redeemed	(115)	(73)	—	—	—	—	—	—

Net Increase (Decrease)	139	(40)	—	—	—	—	—	—

VIP - Freedom Income Investor Class (C)

Units Issued	—	—	—	—	1,068	227	—	—

Units Redeemed	—	—	—	—	(646)	(1,062)	—	—

Net Increase (Decrease)	—	—	—	—	422	(835)	—	—

VIP - Freedom 2005 Initial Class (C)

Units Issued	—	9	—	—	—	—	—	—

Units Redeemed	(253)	(116)	—	—	—	—	—	—

Net Increase (Decrease)	(253)	(107)	—	—	—	—	—	—

VIP - Investor Freedom 2005 Investor Class (C)

Units Issued	—	—	—	—	18	19	—	—

Units Redeemed	—	—	—	—	(806)	(248)	—	—

Net Increase (Decrease)	—	—	—	—	(788)	(229)	—	—

VIP - Freedom 2010 Initial Class

Units Issued	11	3	—	—	—	—	—	—

Units Redeemed	(78)	(98)	—	—	—	—	—	—

Net Increase (Decrease)	(67)	(95)	—	—	—	—	—	—

VIP - Investor Freedom 2010 Investor Class

Units Issued	—	—	—	—	16	40	—	—

Units Redeemed	—	—	—	—	(273)	(493)	—	—

Net Increase (Decrease)	—	—	—	—	(257)	(453)	—	—

VIP - Freedom 2015 Initial Class

Units Issued	—	4	—	—	—	—	—	—

Units Redeemed	(62)	(120)	—	—	—	—	—	—

Net Increase (Decrease)	(62)	(116)	—	—	—	—	—	—

(C) Fund Merged (Note 1)

65	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Investor Freedom 2015 Investor Class

Units Issued	—	—	—	—	172	131	—	—

Units Redeemed	—	—	—	—	(398)	(817)	—	—

Net Increase (Decrease)	—	—	—	—	(226)	(686)	—	—

VIP - Freedom 2020 Initial Class

Units Issued	4	24	—	—	—	—	—	—

Units Redeemed	(139)	(113)	—	—	—	—	—	—

Net Increase (Decrease)	(135)	(89)	—	—	—	—	—	—

VIP - Investor Freedom 2020 Investor Class

Units Issued	—	—	—	—	410	279	—	—

Units Redeemed	—	—	—	—	(1,447)	(1,087)	—	—

Net Increase (Decrease)	—	—	—	—	(1,037)	(808)	—	—

VIP - Freedom 2025 Initial Class

Units Issued	31	62	—	—	—	—	—	—

Units Redeemed	(112)	(142)	—	—	—	—	—	—

Net Increase (Decrease)	(81)	(80)	—	—	—	—	—	—

VIP - Investor Freedom 2025 Investor Class

Units Issued	—	—	—	—	310	253	—	—

Units Redeemed	—	—	—	—	(1,474)	(1,481)	—	—

Net Increase (Decrease)	—	—	—	—	(1,164)	(1,228)	—	—

VIP - Freedom 2030 Initial Class

Units Issued	71	75	—	—	—	—	—	—

Units Redeemed	(73)	(154)	—	—	—	—	—	—

Net Increase (Decrease)	(2)	(79)	—	—	—	—	—	—

VIP - Investor Freedom 2030 Investor Class

Units Issued	—	—	—	—	1,007	770	—	—

Units Redeemed	—	—	—	—	(1,726)	(1,917)	—	—

Net Increase (Decrease)	—	—	—	—	(719)	(1,147)	—	—

VIP - Freedom 2035 Initial Class (B)

Units Issued	66	8	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	66	8	—	—	—	—	—	—

VIP - Investor Freedom 2035 Investor Class (B)

Units Issued	—	—	—	—	1,389	462	—	—

Units Redeemed	—	—	—	—	(236)	1	—	—

Net Increase (Decrease)	—	—	—	—	1,153	463	—	—

VIP - Freedom 2040 Initial Class (B)

Units Issued	35	7	—	—	—	—	—	—

Units Redeemed	(3)	—	—	—	—	—	—	—

Net Increase (Decrease)	32	7	—	—	—	—	—	—

66	Annual Report

(B) New Fund (Note 1)

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Investor Freedom 2040 Investor Class (B)

Units Issued	—	—	—	—	515	496	—	—

Units Redeemed	—	—	—	—	(94)	1	—	—

Net Increase (Decrease)	—	—	—	—	421	497	—	—

VIP - Freedom 2045 Initial Class (B)

Units Issued	5	—	—	—	—	—	—	—

Units Redeemed	(5)	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—	—	—

VIP - Investor Freedom 2045 Investor Class (B)

Units Issued	—	—	—	—	183	147	—	—

Units Redeemed	—	—	—	—	(56)	—	—	—

Net Increase (Decrease)	—	—	—	—	127	147	—	—

VIP - Freedom 2050 Initial Class (B)

Units Issued	11	1	—	—	—	—	—	—

Units Redeemed	(9)	—	—	—	—	—	—	—

Net Increase (Decrease)	2	1	—	—	—	—	—	—

VIP - Investor Freedom 2050 Investor Class (B)

Units Issued	—	—	—	—	428	161	—	—

Units Redeemed	—	—	—	—	(125)	—	—	—

Net Increase (Decrease)	—	—	—	—	303	161	—	—

VIP - Freedom Lifetime Income I

Units Issued	—	—	—	—	—	—	—	3

Units Redeemed	—	—	—	—	—	—	(34)	(52)

Net Increase (Decrease)	—	—	—	—	—	—	(34)	(49)

VIP - Freedom Lifetime Income II

Units Issued	—	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	(93)	(100)

Net Increase (Decrease)	—	—	—	—	—	—	(93)	(100)

VIP - Freedom Lifetime Income III

Units Issued	—	—	—	—	—	—	10	—

Units Redeemed	—	—	—	—	—	—	(68)	(86)

Net Increase (Decrease)	—	—	—	—	—	—	(58)	(86)

VIP - Disciplined Small Cap Initial Class

Units Issued	256	159	12	18	—	—	—	—

Units Redeemed	(212)	(179)	(25)	(26)	—	—	—	—

Net Increase (Decrease)	44	(20)	(13)	(8)	—	—	—	—

VIP - Disciplined Small CapInvestor Class

Units Issued	—	—	—	—	2,741	1,862	—	—

Units Redeemed	—	—	—	—	(2,412)	(1,962)	—	—

Net Increase (Decrease)	—	—	—	—	329	(100)	—	—

VIP - FundsManager 20% Investor Class

Units Issued	55	121	5	—	1,578	1,988	20	—

Units Redeemed	(307)	(500)	(163)	(88)	(6,527)	(8,413)	(62)	(137)

Net Increase (Decrease)	(252)	(379)	(158)	(88)	(4,949)	(6,425)	(42)	(137)

(B) New Fund (Note 1)

67	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - FundsManager 30% Investor Class(B)

Units Issued	85	—	—	—	760	492	—	—

Units Redeemed	—	—	1	1	(152)	—	—	—

Net Increase (Decrease)	85	—	1	1	608	492	—	—

VIP - FundsManager 40% Investor Class(B)

Units Issued	47	116	—	—	1,023	1,011	—	—

Units Redeemed	(33)	—	—	—	(159)	1	—	—

Net Increase (Decrease)	14	116	—	—	864	1,012	—	—

VIP - FundsManager 50% Investor Class

Units Issued	41	135	—	8	4,075	2,962	—	14

Units Redeemed	(343)	(516)	(283)	(184)	(8,683)	(8,435)	(374)	(409)

Net Increase (Decrease)	(302)	(381)	(283)	(176)	(4,608)	(5,473)	(374)	(395)

VIP - FundsManager 60% Investor Class

Units Issued	77	90	5	18	6,129	4,434	9	23

Units Redeemed	(238)	(191)	(81)	(80)	(8,246)	(6,702)	(447)	(475)

Net Increase (Decrease)	(161)	(101)	(76)	(62)	(2,117)	(2,268)	(438)	(452)

VIP - FundsManager 70% Investor Class

Units Issued	49	92	4	5	9,746	5,160	14	54

Units Redeemed	(190)	(344)	(104)	(116)	(9,435)	(6,798)	(92)	(103)

Net Increase (Decrease)	(141)	(252)	(100)	(111)	311	(1,638)	(78)	(49)

VIP - FundsManager 85% Investor Class

Units Issued	3	16	—	—	4,406	2,408	14	11

Units Redeemed	(50)	(112)	(46)	(75)	(2,734)	(2,075)	(54)	(55)

Net Increase (Decrease)	(47)	(96)	(46)	(75)	1,672	333	(40)	(44)

VIP - Consumer Staples Initial Class

Units Issued	21	67	1	8	—	—	—	—

Units Redeemed	(106)	(207)	(10)	(26)	—	—	—	—

Net Increase (Decrease)	(85)	(140)	(9)	(18)	—	—	—	—

VIP - Consumer Staples Investor Class

Units Issued	—	—	—	—	644	1,083	—	—

Units Redeemed	—	—	—	—	(1,509)	(1,947)	—	—

Net Increase (Decrease)	—	—	—	—	(865)	(864)	—	—

VIP - Materials Initial Class

Units Issued	24	45	—	13	—	—	—	—

Units Redeemed	(133)	(153)	(11)	(20)	—	—	—	—

Net Increase (Decrease)	(109)	(108)	(11)	(7)	—	—	—	—

VIP - Materials Investor Class

Units Issued	—	—	—	—	463	670	—	—

Units Redeemed	—	—	—	—	(864)	(1,223)	—	—

Net Increase (Decrease)	—	—	—	—	(401)	(553)	—	—

VIP - Communication Services Initial Class

Units Issued	138	414	12	83	—	—	—	—

Units Redeemed	(230)	(164)	(38)	(27)	—	—	—	—

Net Increase (Decrease)	(92)	250	(26)	56	—	—	—	—

68	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIP - Communication Services Investor Class

Units Issued	—	—	—	—	1,561	3,095	—	—

Units Redeemed	—	—	—	—	(1,934)	(1,428)	—	—

Net Increase (Decrease)	—	—	—	—	(373)	1,667	—	—

VIP - Emerging Markets Initial Class

Units Issued	117	217	3	30	—	—	—	—

Units Redeemed	(186)	(292)	(20)	(35)	—	—	—	—

Net Increase (Decrease)	(69)	(75)	(17)	(5)	—	—	—	—

VIP - Emerging Markets Investor Class

Units Issued	—	—	—	—	1,646	1,809	—	—

Units Redeemed	—	—	—	—	(2,095)	(2,394)	—	—

Net Increase (Decrease)	—	—	—	—	(449)	(585)	—	—

VIP - Floating Rate High Income Initial Class

Units Issued	371	600	25	25	—	—	—	—

Units Redeemed	(454)	(251)	(15)	(17)	—	—	—	—

Net Increase (Decrease)	(83)	349	10	8	—	—	—	—

VIP - Floating Rate High Income Investor Class

Units Issued	—	—	—	—	7,543	7,632	—	—

Units Redeemed	—	—	—	—	(5,699)	(5,955)	—	—

Net Increase (Decrease)	—	—	—	—	1,844	1,677	—	—

VIP - Bond Index Initial Class

Units Issued	839	630	9	14	17,641	12,569	—	—

Units Redeemed	(878)	(440)	(21)	(32)	(11,988)	(7,870)	—	—

Net Increase (Decrease)	(39)	190	(12)	(18)	5,653	4,699	—	—

VIP - Total Market Index Initial Class

Units Issued	520	581	9	35	11,240	9,568	—	—

Units Redeemed	(512)	(459)	(9)	(33)	(8,282)	(6,097)	—	—

Net Increase (Decrease)	8	122	—	2	2,958	3,471	—	—

VIF - Extended Market Index Initial Class

Units Issued	57	119	1	6	2,664	2,515	—	—

Units Redeemed	(88)	(215)	(3)	(21)	(2,875)	(2,919)	—	—

Net Increase (Decrease)	(31)	(96)	(2)	(15)	(211)	(404)	—	—

VIF - International Index Initial Class

Units Issued	155	171	2	11	5,307	5,312	—	—

Units Redeemed	(208)	(151)	(3)	(10)	(4,328)	(3,459)	—	—

Net Increase (Decrease)	(53)	20	(1)	1	979	1,853	—	—

VIF - Emerging Markets Equity Class I

Units Issued	8	13	—	—	363	210	—	—

Units Redeemed	(84)	(63)	(6)	(8)	(435)	(433)	—	—

Net Increase (Decrease)	(76)	(50)	(6)	(8)	(72)	(223)	—	—

69	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
VIF - Emerging Markets Debt Class I

Units Issued	27	58	—	—	417	470	—	—

Units Redeemed	(99)	(31)	(3)	(2)	(679)	(927)	—	—

Net Increase (Decrease)	(72)	27	(3)	(2)	(262)	(457)	—	—

VIF - Global Strategist - Class II

Units Issued	1	1	—	2	146	100	—	—

Units Redeemed	(31)	(32)	(8)	(10)	(128)	(146)	—	—

Net Increase (Decrease)	(30)	(31)	(8)	(8)	18	(46)	—	—

Invesco - V.I. Global Core Equity Series I

Units Issued	9	3	—	1	380	137	—	—

Units Redeemed	(41)	(16)	(4)	(5)	(154)	(162)	—	—

Net Increase (Decrease)	(32)	(13)	(4)	(4)	226	(25)	—	—

Allspring - VT Discovery SMID Cap Growth Class 2 (A)

Units Issued	2	2	—	—	—	—	—	—

Units Redeemed	(30)	(46)	(5)	(6)	—	—	—	—

Net Increase (Decrease)	(28)	(44)	(5)	(6)	—	—	—	—

Allspring - VT Opportunity Class 2

Units Issued	1	—	—	—	—	—	—	—

Units Redeemed	(25)	(15)	(3)	(4)	—	—	—	—

Net Increase (Decrease)	(24)	(15)	(3)	(4)	—	—	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor

Units Issued	17	24	—	5	348	294	—	—

Units Redeemed	(154)	(65)	(5)	(5)	(629)	(552)	—	—

Net Increase (Decrease)	(137)	(41)	(5)	—	(281)	(258)	—	—

PVIT - Commodity Real Return - Strategy Portfolio - Administrative

Units Issued	—	—	—	—	524	685	—	—

Units Redeemed	—	—	(17)	(152)	(1,842)	(5,310)	—	—

Net Increase (Decrease)	—	—	(17)	(152)	(1,318)	(4,625)	—	—

PVIT - Low Duration Portfolio - Administrative

Units Issued	255	157	2	2	4,662	3,427	—	—

Units Redeemed	(840)	(497)	(7)	(8)	(6,736)	(7,717)	—	—

Net Increase (Decrease)	(585)	(340)	(5)	(6)	(2,074)	(4,290)	—	—

PVIT - Real Return Portfolio - Administrative

Units Issued	40	55	3	1	640	761	—	—

Units Redeemed	(111)	(136)	(6)	(7)	(2,159)	(2,877)	—	—

Net Increase (Decrease)	(71)	(81)	(3)	(6)	(1,519)	(2,116)	—	—

PVIT - Total Return Portfolio - Administrative

Units Issued	69	290	4	1	3,515	2,326	—	—

Units Redeemed	(161)	(444)	(13)	(8)	(5,245)	(4,962)	—	—

Net Increase (Decrease)	(92)	(154)	(9)	(7)	(1,730)	(2,636)	—	—

(A) Fund Name Change (Note 1)

70	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2024	2023	2024	2023	2024	2023	2024	2023
Blackrock - Global Allocation V.I. Fund - Class I

Units Issued	18	16	1	2	515	341	—	—

Units Redeemed	(55)	(40)	(4)	(5)	(1,228)	(1,308)	—	—

Net Increase (Decrease)	(37)	(24)	(3)	(3)	(713)	(967)	—	—

FTVIP - Templeton Global Bond Fund - Class 2

Units Issued	21	25	—	2	450	506	—	—

Units Redeemed	(36)	(51)	(3)	(5)	(673)	(899)	—	—

Net Increase (Decrease)	(15)	(26)	(3)	(3)	(223)	(393)	—	—

FTVIP - Franklin U.S. Government Securities Fund - Class 2

Units Issued	159	127	1	2	1,480	1,723	—	—

Units Redeemed	(204)	(160)	(7)	(3)	(1,646)	(1,896)	—	—

Net Increase (Decrease)	(45)	(33)	(6)	(1)	(166)	(173)	—	—

	Fidelity Growth and Guaranteed Income

(in thousands)	2024	2023
VIP - Government Money Market Investor Class

Units Issued	3,540	3,755

Units Redeemed	(3,548)	(3,768)

Net Increase (Decrease)	(8)	(13)

VIP - Balanced Investor Class

Units Issued	47	63

Units Redeemed	(3,473)	(3,339)

Net Increase (Decrease)	(3,426)	(3,276)

VIP - FundsManager 60% Investor Class

Units Issued	7	6

Units Redeemed	(3,164)	(2,861)

Net Increase (Decrease)	(3,157)	(2,855)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market Initial Class
2024	9,899	$22.87	$21.72	$225,987	0.80%	1.00%	4.99%	4.26%	4.07%
2023	10,694	$21.93	$20.87	$234,183	0.80%	1.00%	4.78%	4.05%	3.83%
2022	12,621	$21.08	$20.10	$265,606	0.80%	1.00%	1.52%	0.64%	0.45%
2021	10,312	$20.95	$20.01	$215,555	0.80%	1.00%	0.01%	(0.79%)	(1.00%)
2020	12,602	$21.11	$20.21	$265,511	0.80%	1.00%	0.29%	(0.49%)	(0.69%)

71	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market Investor Class
2024	253,334	$11.55	$9.55	$3,076,385	0.10%	1.40%	4.95%	4.97%	3.60%
2023	236,066	$11.04	$9.14	$2,742,526	0.10%	1.40%	4.78%	4.78%	3.37%
2022	209,547	$10.54	$9.03	$2,325,405	0.10%	1.40%	1.52%	1.31%	0.16%
2021	159,019	$10.40	$9.01	$1,739,232	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2020	164,894	$10.41	$9.13	$1,813,259	0.10%	1.40%	0.28%	0.21%	(0.95%)
VIP - High Income Initial Class
2024	753	$65.98	$62.71	$49,163	0.80%	1.00%	5.68%	8.10%	7.97%
2023	874	$61.04	$58.08	$52,869	0.80%	1.00%	5.51%	9.60%	9.38%
2022	977	$55.69	$53.10	$53,866	0.80%	1.00%	4.87%	(12.09%)	(12.26%)
2021	1,122	$63.35	$60.52	$70,393	0.80%	1.00%	5.28%	3.58%	3.37%
2020	1,187	$61.16	$58.55	$71,886	0.80%	1.00%	4.96%	1.92%	1.72%
VIP - High Income Investor Class
2024	13,919	$19.84	$30.88	$308,629	0.10%	0.25%	6.13%	8.94%	8.78%
2023	14,318	$18.22	$28.39	$294,761	0.10%	0.25%	5.58%	10.20%	10.04%
2022	15,578	$16.53	$25.80	$291,924	0.10%	0.25%	5.01%	(11.56%)	(11.69%)
2021	17,810	$18.69	$29.22	$377,064	0.10%	0.25%	5.32%	4.52%	4.36%
2020	18,126	$17.88	$27.99	$370,663	0.10%	0.25%	5.07%	2.64%	2.48%
VIP - Equity-Income Initial Class
2024	1,853	$207.44	$197.10	$382,625	0.80%	1.00%	1.73%	14.42%	14.21%
2023	2,059	$181.30	$172.57	$371,409	0.80%	1.00%	1.89%	9.76%	9.58%
2022	2,268	$165.17	$157.48	$372,789	0.80%	1.00%	1.85%	(5.72%)	(5.91%)
2021	2,466	$175.18	$167.37	$429,819	0.80%	1.00%	1.89%	23.89%	23.65%
2020	2,624	$141.40	$135.36	$369,212	0.80%	1.00%	1.80%	5.84%	5.62%
VIP - Equity-Income Investor Class
2024	14,341	$45.50	$66.45	$624,856	0.10%	0.25%	1.81%	15.14%	14.97%
2023	14,414	$39.52	$57.80	$543,997	0.10%	0.25%	1.88%	10.45%	10.28%
2022	14,707	$35.78	$52.41	$502,741	0.10%	0.25%	1.89%	(5.11%)	(5.26%)
2021	13,949	$37.71	$55.32	$503,315	0.10%	0.25%	1.89%	24.71%	24.52%
2020	12,577	$30.24	$44.42	$362,054	0.10%	0.25%	1.79%	6.47%	6.31%
VIP - Growth Initial Class
2024	1,742	$455.56	$432.77	$790,637	0.80%	1.00%	—	29.34%	29.13%
2023	1,908	$352.21	$335.14	$669,758	0.80%	1.00%	0.13%	35.15%	34.88%
2022	2,039	$260.60	$248.48	$529,694	0.80%	1.00%	0.62%	(25.06%)	(25.21%)
2021	2,209	$347.74	$332.23	$765,572	0.80%	1.00%	—	22.23%	21.98%
2020	2,399	$284.50	$272.36	$679,861	0.80%	1.00%	0.07%	42.74%	42.45%
VIP - Growth Investor Class
2024	13,634	$96.86	$138.14	$1,288,097	0.10%	0.25%	—	30.17%	29.97%
2023	12,989	$74.41	$106.29	$940,370	0.10%	0.25%	0.07%	35.99%	35.78%
2022	11,867	$54.72	$78.28	$632,484	0.10%	0.25%	0.53%	(24.59%)	(24.70%)
2021	12,313	$72.56	$103.96	$871,206	0.10%	0.25%	—	23.00%	22.82%
2020	11,736	$58.99	$84.64	$674,257	0.10%	0.25%	0.06%	43.64%	43.42%
VIP - Overseas Initial Class
2024	811	$74.04	$70.30	$59,845	0.80%	1.00%	1.58%	4.21%	4.01%
2023	926	$71.05	$67.59	$65,518	0.80%	1.00%	1.02%	19.57%	19.29%
2022	1,008	$59.42	$56.66	$59,715	0.80%	1.00%	1.04%	(25.09%)	(25.24%)
2021	1,107	$79.32	$75.78	$87,478	0.80%	1.00%	0.52%	18.74%	18.50%
2020	1,210	$66.80	$63.95	$80,458	0.80%	1.00%	0.44%	14.69%	14.46%
VIP - Overseas Investor Class
2024	8,240	$25.57	$34.90	$213,047	0.10%	0.25%	1.50%	4.87%	4.71%
2023	9,047	$24.38	$33.33	$223,226	0.10%	0.25%	0.97%	20.29%	20.10%
2022	9,282	$20.27	$27.75	$190,729	0.10%	0.25%	0.99%	(24.62%)	(24.73%)
2021	9,733	$26.89	$36.87	$265,667	0.10%	0.25%	0.48%	19.51%	19.33%
2020	9,859	$22.50	$30.89	$225,658	0.10%	0.25%	0.36%	15.38%	15.21%

72	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Initial Class
2024	2,282	$45.68	$43.40	$103,361	0.80%	1.00%	3.42%	0.97%	0.81%
2023	2,576	$45.25	$43.05	$115,587	0.80%	1.00%	2.52%	5.34%	5.13%
2022	2,851	$42.95	$40.95	$121,340	0.80%	1.00%	2.10%	(13.65%)	(13.82%)
2021	3,369	$49.74	$47.52	$166,332	0.80%	1.00%	1.99%	(1.40%)	(1.60%)
2020	3,816	$50.44	$48.29	$191,178	0.80%	1.00%	2.24%	8.52%	8.30%
VIP - Investment Grade Bond Investor Class
2024	45,622	$14.00	$17.73	$708,962	0.10%	0.25%	3.51%	1.64%	1.49%
2023	44,022	$13.77	$17.47	$679,669	0.10%	0.25%	2.54%	6.02%	5.82%
2022	45,579	$12.99	$16.51	$665,825	0.10%	0.25%	2.11%	(13.06%)	(13.15%)
2021	53,000	$14.94	$19.01	$894,402	0.10%	0.25%	2.01%	(0.74%)	(0.89%)
2020	57,498	$15.05	$19.18	$985,291	0.10%	0.25%	2.32%	9.22%	9.06%
VIP - Asset Manager Initial Class
2024	1,848	$84.31	$80.10	$154,929	0.80%	1.00%	2.36%	7.62%	7.42%
2023	2,064	$78.34	$74.57	$160,852	0.80%	1.00%	2.28%	12.04%	11.87%
2022	2,311	$69.92	$66.66	$160,703	0.80%	1.00%	1.99%	(15.61%)	(15.79%)
2021	2,570	$82.85	$79.16	$211,820	0.80%	1.00%	1.59%	9.04%	8.82%
2020	2,771	$75.99	$72.74	$209,493	0.80%	1.00%	1.49%	13.95%	13.72%
VIP - Asset Manager Investor Class
2024	7,223	$25.18	$35.08	$198,286	0.10%	0.25%	2.33%	8.25%	8.09%
2023	8,037	$23.26	$32.46	$205,342	0.10%	0.25%	2.22%	12.80%	12.63%
2022	8,886	$20.62	$28.82	$201,369	0.10%	0.25%	1.99%	(15.10%)	(15.22%)
2021	9,594	$24.29	$34.00	$256,967	0.10%	0.25%	1.59%	9.74%	9.58%
2020	9,193	$22.13	$31.02	$226,257	0.10%	0.25%	1.48%	14.65%	14.48%
VIP - Index 500 Initial Class
2024	89,348	$68.84	$182.87	$6,545,419	0.10%	1.00%	1.30%	24.77%	23.68%
2023	87,411	$55.17	$147.86	$5,176,473	0.10%	1.00%	1.50%	26.08%	25.02%
2022	85,283	$43.76	$118.27	$4,041,574	0.10%	1.00%	1.48%	(18.30%)	(19.03%)
2021	84,374	$53.56	$146.07	$4,944,733	0.10%	1.00%	1.29%	28.45%	27.29%
2020	78,449	$41.70	$114.75	$3,630,663	0.10%	1.00%	1.76%	18.12%	17.05%
VIP - Asset Manager Growth Initial Class
2024	929	$63.87	$60.66	$58,874	0.80%	1.00%	1.74%	9.92%	9.71%
2023	1,026	$58.11	$55.29	$59,214	0.80%	1.00%	1.76%	15.43%	15.19%
2022	1,154	$50.34	$48.00	$57,709	0.80%	1.00%	1.79%	(17.54%)	(17.70%)
2021	1,243	$61.05	$58.32	$75,337	0.80%	1.00%	1.40%	13.05%	12.82%
2020	1,322	$54.00	$51.70	$70,900	0.80%	1.00%	1.11%	16.32%	16.09%
VIP - Asset Manager Growth Investor Class
2024	4,220	$31.16	$44.79	$139,412	0.10%	0.25%	1.74%	10.62%	10.45%
2023	4,240	$28.17	$40.56	$126,952	0.10%	0.25%	1.78%	16.13%	15.97%
2022	4,513	$24.26	$34.97	$116,332	0.10%	0.25%	1.79%	(17.01%)	(17.15%)
2021	4,547	$29.23	$42.21	$141,408	0.10%	0.25%	1.41%	13.77%	13.60%
2020	4,416	$25.69	$37.15	$121,466	0.10%	0.25%	1.06%	17.08%	16.90%
VIP - Contrafund Initial Class
2024	5,229	$246.33	$234.12	$1,283,133	0.80%	1.00%	0.19%	32.72%	32.47%
2023	5,742	$185.61	$176.74	$1,061,566	0.80%	1.00%	0.49%	32.39%	32.21%
2022	6,239	$140.20	$133.68	$871,487	0.80%	1.00%	0.50%	(26.90%)	(27.05%)
2021	6,806	$191.79	$183.24	$1,300,199	0.80%	1.00%	0.06%	26.81%	26.56%
2020	7,278	$151.24	$144.79	$1,096,430	0.80%	1.00%	0.25%	29.52%	29.26%
VIP - Contrafund Investor Class
2024	39,878	$68.84	$103.61	$2,826,886	0.10%	0.25%	0.14%	33.57%	33.36%
2023	38,487	$51.54	$77.69	$2,055,964	0.10%	0.25%	0.44%	33.22%	33.03%
2022	39,889	$38.69	$58.40	$1,601,868	0.10%	0.25%	0.43%	(26.45%)	(26.57%)
2021	42,408	$52.60	$79.53	$2,317,809	0.10%	0.25%	0.05%	27.62%	27.42%
2020	42,973	$41.22	$62.41	$1,851,077	0.10%	0.25%	0.18%	30.35%	30.15%

73	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Balanced Initial Class
2024	3,019	$64.68	$61.41	$193,490	0.80%	1.00%	1.83%	14.99%	14.76%
2023	3,201	$56.25	$53.51	$178,589	0.80%	1.00%	1.71%	20.57%	20.30%
2022	3,502	$46.65	$44.48	$162,029	0.80%	1.00%	1.25%	(18.60%)	(18.76%)
2021	3,893	$57.31	$54.75	$221,126	0.80%	1.00%	0.94%	17.32%	17.08%
2020	3,966	$48.85	$46.76	$192,127	0.80%	1.00%	1.45%	21.41%	21.16%
VIP - Balanced Investor Class
2024	95,011	$41.35	$31.66	$4,031,716	0.10%	1.40%	1.81%	15.72%	14.20%
2023	98,873	$35.74	$47.35	$3,631,880	0.10%	1.40%	1.67%	21.31%	19.72%
2022	104,644	$29.46	$39.55	$3,169,282	0.10%	1.40%	1.19%	(18.12%)	(19.17%)
2021	112,027	$35.98	$48.93	$4,141,613	0.10%	1.40%	0.88%	18.06%	16.52%
2020	108,982	$30.48	$41.99	$3,419,574	0.10%	1.40%	1.39%	22.23%	20.64%
VIP - Dynamic Capital Appreciation Initial Class
2024	313	$82.87	$79.39	$25,722	0.80%	1.00%	0.22%	24.52%	24.26%
2023	340	$66.55	$63.89	$22,464	0.80%	1.00%	0.36%	28.04%	27.78%
2022	363	$51.98	$50.00	$18,780	0.80%	1.00%	0.30%	(21.50%)	(21.66%)
2021	419	$66.22	$63.82	$27,569	0.80%	1.00%	0.41%	23.63%	23.38%
2020	450	$53.56	$51.73	$23,928	0.80%	1.00%	0.22%	32.54%	32.27%
VIP - Dynamic Capital Appreciation Investor Class
2024	2,927	$71.52	$112.05	$214,160	0.10%	0.25%	0.16%	25.30%	25.11%
2023	2,944	$57.08	$89.56	$172,512	0.10%	0.25%	0.29%	28.80%	28.60%
2022	2,940	$44.32	$69.64	$133,970	0.10%	0.25%	0.24%	(20.97%)	(21.08%)
2021	3,241	$56.08	$88.25	$186,787	0.10%	0.25%	0.34%	24.33%	24.15%
2020	3,139	$45.10	$71.08	$146,488	0.10%	0.25%	0.16%	33.40%	33.20%
VIP - Growth & Income Initial Class
2024	1,645	$84.31	$80.13	$137,805	0.80%	1.00%	1.42%	21.23%	21.01%
2023	1,829	$69.54	$66.22	$126,488	0.80%	1.00%	1.64%	17.77%	17.62%
2022	1,987	$59.05	$56.30	$116,648	0.80%	1.00%	1.62%	(5.71%)	(5.90%)
2021	2,139	$62.62	$59.83	$133,106	0.80%	1.00%	2.40%	24.94%	24.69%
2020	2,284	$50.12	$47.98	$113,765	0.80%	1.00%	2.11%	6.98%	6.77%
VIP - Growth & Income Investor Class
2024	7,064	$60.43	$81.77	$415,400	0.10%	0.25%	1.45%	22.05%	21.87%
2023	7,118	$49.51	$67.10	$342,117	0.10%	0.25%	1.62%	18.50%	18.32%
2022	7,234	$41.78	$56.71	$293,370	0.10%	0.25%	1.70%	(5.10%)	(5.24%)
2021	6,293	$44.03	$59.85	$269,306	0.10%	0.25%	2.48%	25.67%	25.48%
2020	5,605	$35.03	$47.69	$190,471	0.10%	0.25%	2.03%	7.65%	7.49%
VIP - Growth Opportunities Initial Class
2024	1,809	$118.30	$112.36	$212,890	0.80%	1.00%	—	37.77%	37.53%
2023	1,974	$85.87	$81.70	$168,522	0.80%	1.00%	—	44.51%	44.19%
2022	2,103	$59.42	$56.66	$124,260	0.80%	1.00%	—	(38.64%)	(38.76%)
2021	2,566	$96.85	$92.53	$247,094	0.80%	1.00%	—	11.05%	10.82%
2020	3,024	$87.21	$83.49	$262,165	0.80%	1.00%	0.01%	67.31%	66.97%
VIP - Growth Opportunities Investor Class
2024	10,500	$120.09	$196.41	$1,212,984	0.10%	0.25%	—	38.65%	38.44%
2023	10,899	$86.62	$141.88	$906,189	0.10%	0.25%	—	45.43%	45.20%
2022	11,088	$59.56	$97.71	$633,823	0.10%	0.25%	—	(38.27%)	(38.36%)
2021	13,573	$96.48	$158.51	$1,258,355	0.10%	0.25%	—	11.75%	11.59%
2020	13,926	$86.33	$142.05	$1,154,274	0.10%	0.25%	0.01%	68.35%	68.10%
VIP - Mid Cap Initial Class
2024	3,142	$84.50	$80.40	$263,581	0.80%	1.00%	0.53%	16.56%	16.32%
2023	3,587	$72.50	$69.12	$258,327	0.80%	1.00%	0.59%	14.22%	13.98%
2022	4,016	$63.47	$60.64	$253,251	0.80%	1.00%	0.49%	(15.43%)	(15.59%)
2021	4,322	$75.05	$71.84	$322,312	0.80%	1.00%	0.60%	24.60%	24.35%
2020	4,691	$60.23	$57.77	$280,720	0.80%	1.00%	0.65%	17.24%	17.00%

74	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Mid Cap Investor Class
2024	15,034	$40.63	$71.42	$673,555	0.10%	0.25%	0.50%	17.29%	17.11%
2023	15,090	$34.64	$60.99	$584,105	0.10%	0.25%	0.51%	14.90%	14.72%
2022	16,866	$30.15	$53.16	$567,814	0.10%	0.25%	0.46%	(14.92%)	(15.04%)
2021	16,577	$35.44	$62.57	$658,078	0.10%	0.25%	0.55%	25.41%	25.23%
2020	16,360	$28.26	$49.97	$526,491	0.10%	0.25%	0.57%	17.96%	17.78%
VIP - Value Strategies Initial Class
2024	781	$54.83	$52.53	$42,372	0.80%	1.00%	1.00%	8.52%	8.31%
2023	866	$50.52	$48.50	$43,438	0.80%	1.00%	1.11%	19.89%	19.63%
2022	1,025	$42.14	$40.54	$42,935	0.80%	1.00%	1.01%	(7.77%)	(7.94%)
2021	1,215	$45.69	$44.04	$55,174	0.80%	1.00%	1.51%	32.53%	32.26%
2020	1,081	$34.48	$33.30	$36,927	0.80%	1.00%	1.39%	7.39%	7.17%
VIP - Value Strategies Investor Class
2024	3,837	$48.03	$98.06	$184,987	0.10%	0.25%	0.96%	9.26%	9.09%
2023	4,454	$43.96	$89.88	$196,657	0.10%	0.25%	1.05%	20.61%	20.44%
2022	5,141	$36.45	$74.63	$188,676	0.10%	0.25%	0.94%	(7.19%)	(7.33%)
2021	5,968	$39.27	$80.54	$236,505	0.10%	0.25%	1.54%	33.35%	33.15%
2020	3,903	$29.45	$60.49	$116,259	0.10%	0.25%	1.53%	8.16%	7.99%
VIP - Utilities Initial Class
2024	586	$52.15	$49.74	$30,402	0.80%	1.00%	2.09%	27.96%	27.70%
2023	584	$40.75	$38.95	$23,681	0.80%	1.00%	2.08%	(1.83%)	(2.01%)
2022	833	$41.51	$39.75	$34,384	0.80%	1.00%	1.64%	4.59%	4.36%
2021	651	$39.69	$38.09	$25,765	0.80%	1.00%	1.85%	16.56%	16.32%
2020	732	$34.05	$32.74	$24,771	0.80%	1.00%	2.46%	(0.98%)	(1.18%)
VIP - Utilities Investor Class
2024	4,939	$46.59	$57.30	$248,114	0.10%	0.25%	2.26%	28.76%	28.57%
2023	3,987	$36.18	$44.57	$158,539	0.10%	0.25%	2.04%	(1.23%)	(1.36%)
2022	5,431	$36.63	$45.18	$218,566	0.10%	0.25%	1.57%	5.29%	5.12%
2021	4,028	$34.79	$42.98	$154,428	0.10%	0.25%	1.83%	17.25%	17.08%
2020	4,202	$29.67	$36.71	$138,543	0.10%	0.25%	2.38%	(0.36%)	(0.51%)
VIP - Technology Initial Class
2024	2,149	$147.00	$140.22	$314,693	0.80%	1.00%	—	34.50%	34.23%
2023	2,419	$109.29	$104.46	$263,290	0.80%	1.00%	0.14%	57.05%	56.73%
2022	2,055	$69.59	$66.65	$142,551	0.80%	1.00%	—	(36.37%)	(36.49%)
2021	2,666	$109.36	$104.95	$290,330	0.80%	1.00%	—	27.14%	26.88%
2020	2,901	$86.02	$82.71	$248,510	0.80%	1.00%	0.08%	63.63%	63.30%
VIP - Technology Investor Class
2024	14,679	$133.54	$305.68	$2,137,374	0.10%	0.25%	—	35.35%	35.15%
2023	14,270	$98.66	$226.18	$1,560,556	0.10%	0.25%	0.07%	57.99%	57.75%
2022	12,400	$62.45	$143.38	$861,708	0.10%	0.25%	—	(35.94%)	(36.03%)
2021	14,315	$97.48	$224.15	$1,554,980	0.10%	0.25%	—	27.94%	27.74%
2020	14,515	$76.20	$175.47	$1,254,095	0.10%	0.25%	0.06%	64.60%	64.35%
VIP - Energy Initial Class
2024	936	$37.76	$36.02	$35,167	0.80%	1.00%	2.19%	3.46%	3.27%
2023	1,226	$36.50	$34.88	$44,550	0.80%	1.00%	2.33%	0.19%	(0.03%)
2022	2,549	$36.43	$34.89	$92,462	0.80%	1.00%	2.75%	61.87%	61.55%
2021	1,244	$22.51	$21.60	$27,847	0.80%	1.00%	3.28%	54.11%	53.80%
2020	1,019	$14.60	$14.04	$14,829	0.80%	1.00%	2.68%	(33.31%)	(33.44%)
VIP - Energy Investor Class
2024	8,298	$21.49	$31.54	$187,335	0.10%	0.25%	2.07%	4.10%	3.94%
2023	11,055	$20.65	$30.35	$240,589	0.10%	0.25%	2.52%	0.81%	0.66%
2022	18,072	$20.48	$30.15	$388,304	0.10%	0.25%	2.55%	62.96%	62.72%
2021	11,233	$12.57	$18.53	$148,929	0.10%	0.25%	2.65%	55.00%	54.77%
2020	7,723	$8.11	$11.97	$66,258	0.10%	0.25%	2.98%	(32.87%)	(32.97%)

75	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Health Care Initial Class
2024	1,101	$74.93	$71.47	$82,129	0.80%	1.00%	—	4.29%	4.08%
2023	1,317	$71.85	$68.67	$94,192	0.80%	1.00%	—	3.42%	3.22%
2022	1,580	$69.47	$66.53	$109,365	0.80%	1.00%	—	(13.10%)	(13.28%)
2021	1,811	$79.94	$76.72	$144,136	0.80%	1.00%	0.09%	10.84%	10.62%
2020	2,031	$72.13	$69.36	$145,735	0.80%	1.00%	0.55%	20.61%	20.36%
VIP - Health Care Investor Class
2024	8,533	$68.14	$98.47	$593,290	0.10%	0.25%	—	4.95%	4.79%
2023	10,179	$64.93	$93.97	$676,540	0.10%	0.25%	—	4.11%	3.95%
2022	11,741	$62.36	$90.40	$750,486	0.10%	0.25%	—	(12.58%)	(12.71%)
2021	12,270	$71.33	$103.56	$897,989	0.10%	0.25%	0.08%	11.54%	11.38%
2020	12,809	$63.95	$92.98	$844,282	0.10%	0.25%	0.50%	21.37%	21.18%
VIP - Financials Initial Class (A)
2024	895	$34.53	$32.94	$30,780	0.80%	1.00%	1.93%	31.66%	31.39%
2023	825	$26.23	$25.07	$21,540	0.80%	1.00%	2.57%	13.83%	13.59%
2022	1,175	$23.04	$22.07	$26,949	0.80%	1.00%	1.85%	(9.07%)	(9.24%)
2021	1,283	$25.34	$24.32	$32,377	0.80%	1.00%	1.82%	32.13%	31.86%
2020	929	$19.18	$18.44	$17,730	0.80%	1.00%	2.33%	(0.04%)	(0.25%)
VIP - Financials Investor Class (A)
2024	5,605	$49.91	$77.22	$235,581	0.10%	0.25%	1.88%	32.61%	32.41%
2023	5,190	$37.64	$58.32	$160,151	0.10%	0.25%	2.50%	14.44%	14.28%
2022	6,695	$32.89	$51.03	$180,435	0.10%	0.25%	1.87%	(8.46%)	(8.60%)
2021	7,535	$35.93	$55.83	$221,585	0.10%	0.25%	1.78%	33.00%	32.80%
2020	4,953	$27.01	$42.04	$108,409	0.10%	0.25%	2.38%	0.53%	0.38%
VIP - Industrials Initial Class
2024	350	$89.72	$85.58	$31,207	0.80%	1.00%	0.70%	22.64%	22.40%
2023	355	$73.16	$69.92	$25,835	0.80%	1.00%	0.31%	22.28%	22.02%
2022	389	$59.83	$57.30	$23,128	0.80%	1.00%	0.17%	(11.02%)	(11.20%)
2021	428	$67.24	$64.53	$28,598	0.80%	1.00%	—	16.15%	15.92%
2020	479	$57.89	$55.67	$27,545	0.80%	1.00%	0.56%	11.41%	11.19%
VIP - Industrials Investor Class
2024	3,118	$53.89	$93.53	$182,592	0.10%	0.25%	0.70%	23.41%	23.23%
2023	2,885	$43.67	$75.90	$138,286	0.10%	0.25%	0.24%	23.07%	22.90%
2022	2,894	$35.48	$61.76	$112,871	0.10%	0.25%	0.12%	(10.50%)	(10.64%)
2021	2,968	$39.64	$69.11	$129,664	0.10%	0.25%	—	16.91%	16.74%
2020	3,186	$33.91	$59.21	$121,047	0.10%	0.25%	0.50%	12.08%	11.91%
VIP - Consumer Discretionary Initial Class
2024	274	$69.92	$66.69	$19,051	0.80%	1.00%	0.05%	23.71%	23.45%
2023	362	$56.52	$54.02	$20,376	0.80%	1.00%	0.08%	40.88%	40.57%
2022	372	$40.12	$38.43	$14,887	0.80%	1.00%	—	(35.16%)	(35.28%)
2021	478	$61.88	$59.38	$29,441	0.80%	1.00%	—	18.45%	18.21%
2020	493	$52.24	$50.23	$25,632	0.80%	1.00%	0.11%	35.06%	34.79%
VIP - Consumer Discretionary Investor Class
2024	3,032	$69.59	$124.77	$212,935	0.10%	0.25%	0.04%	24.50%	24.31%
2023	3,687	$55.89	$100.37	$208,393	0.10%	0.25%	0.01%	41.79%	41.56%
2022	3,563	$39.42	$70.90	$142,151	0.10%	0.25%	—	(34.77%)	(34.86%)
2021	4,353	$60.43	$108.85	$266,806	0.10%	0.25%	—	19.20%	19.02%
2020	4,169	$50.70	$91.45	$214,538	0.10%	0.25%	0.09%	35.86%	35.66%
VIP - Real Estate Initial Class
2024	419	$43.53	$41.70	$18,164	0.80%	1.00%	4.01%	5.67%	5.44%
2023	478	$41.20	$39.55	$19,614	0.80%	1.00%	2.36%	10.30%	10.11%
2022	559	$37.35	$35.92	$20,813	0.80%	1.00%	1.22%	(28.09%)	(28.25%)
2021	664	$51.94	$50.06	$34,346	0.80%	1.00%	1.16%	37.88%	37.60%
2020	668	$37.67	$36.38	$25,031	0.80%	1.00%	2.09%	(7.30%)	(7.49%)

76	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Real Estate Investor Class
2024	4,742	$26.45	$63.43	$134,490	0.10%	0.25%	4.07%	6.29%	6.13%
2023	5,113	$24.89	$59.76	$137,467	0.10%	0.25%	2.31%	11.00%	10.83%
2022	5,814	$22.42	$53.92	$140,732	0.10%	0.25%	1.20%	(27.65%)	(27.76%)
2021	6,610	$30.99	$74.64	$221,152	0.10%	0.25%	1.16%	38.78%	38.57%
2020	5,564	$22.33	$53.86	$136,135	0.10%	0.25%	2.04%	(6.70%)	(6.85%)
VIP - Strategic Income Initial Class
2024	1,604	$23.86	$22.89	$38,051	0.80%	1.00%	3.49%	5.22%	5.00%
2023	1,833	$22.68	$21.80	$41,398	0.80%	1.00%	4.28%	8.56%	8.35%
2022	2,119	$20.89	$20.12	$44,074	0.80%	1.00%	3.52%	(11.98%)	(12.15%)
2021	2,376	$23.73	$22.90	$56,157	0.80%	1.00%	2.62%	2.91%	2.70%
2020	2,443	$23.06	$22.30	$56,046	0.80%	1.00%	3.12%	6.65%	6.44%
VIP - Strategic Income Investor Class
2024	37,211	$17.22	$24.67	$733,756	0.10%	0.25%	3.64%	5.86%	5.70%
2023	38,664	$16.26	$23.34	$728,394	0.10%	0.25%	4.31%	9.29%	9.16%
2022	43,114	$14.88	$21.38	$743,828	0.10%	0.25%	3.51%	(11.40%)	(11.56%)
2021	47,126	$16.80	$24.18	$919,681	0.10%	0.25%	2.64%	3.62%	3.46%
2020	45,937	$16.21	$23.37	$879,413	0.10%	0.25%	3.22%	7.40%	7.24%
VIP - International Capital Appreciation Initial Class
2024	565	$32.03	$30.79	$18,043	0.80%	1.00%	0.81%	7.32%	7.10%
2023	589	$29.84	$28.75	$17,533	0.80%	1.00%	0.40%	26.51%	26.21%
2022	573	$23.59	$22.78	$13,459	0.80%	1.00%	0.24%	(27.00%)	(27.12%)
2021	701	$32.31	$31.26	$22,607	0.80%	1.00%	—	11.44%	11.22%
2020	855	$29.00	$28.10	$24,736	0.80%	1.00%	0.31%	21.26%	21.01%
VIP - International Capital Appreciation Investor Class
2024	9,116	$35.43	$66.72	$317,830	0.10%	0.25%	0.66%	8.02%	7.85%
2023	9,562	$32.80	$61.86	$308,473	0.10%	0.25%	0.31%	27.27%	27.10%
2022	9,819	$25.77	$48.67	$249,396	0.10%	0.25%	0.18%	(26.51%)	(26.63%)
2021	11,161	$35.07	$66.34	$386,152	0.10%	0.25%	—	12.13%	11.96%
2020	11,108	$31.27	$59.25	$342,612	0.10%	0.25%	0.27%	22.02%	21.83%
VIP - Value Initial Class
2024	612	$43.39	$41.72	$26,447	0.80%	1.00%	1.23%	10.48%	10.25%
2023	693	$39.28	$37.84	$27,165	0.80%	1.00%	1.22%	18.84%	18.58%
2022	848	$33.05	$31.91	$27,953	0.80%	1.00%	1.30%	(4.89%)	(5.06%)
2021	775	$34.75	$33.61	$26,844	0.80%	1.00%	1.70%	29.11%	28.85%
2020	631	$26.91	$26.08	$16,940	0.80%	1.00%	1.49%	5.41%	5.19%
VIP - Value Investor Class
2024	5,607	$51.29	$88.55	$277,870	0.10%	0.25%	1.19%	11.14%	10.97%
2023	6,036	$46.15	$79.79	$269,050	0.10%	0.25%	1.15%	19.56%	19.39%
2022	7,008	$38.60	$66.83	$261,518	0.10%	0.25%	1.30%	(4.22%)	(4.37%)
2021	5,595	$40.30	$69.89	$218,149	0.10%	0.25%	1.67%	29.85%	29.66%
2020	4,379	$31.04	$53.90	$131,011	0.10%	0.25%	1.39%	6.09%	5.93%
VIP -Freedom Income Initial Class (C)
2024	640	$18.37	$18.37	$11,767	0.80%	0.80%	3.89%	3.61%	3.61%
2023	502	$17.73	$17.73	$8,913	0.80%	0.80%	4.28%	7.07%	7.07%
2022	542	$16.56	$16.56	$8,983	0.80%	0.80%	2.28%	(12.76%)	(12.76%)
2021	597	$18.98	$18.98	$11,333	0.80%	0.80%	0.99%	2.52%	2.52%
2020	672	$18.52	$18.52	$12,440	0.80%	0.80%	1.34%	9.59%	9.59%
VIP - Investor Freedom Income Investor Class (C)
2024	3,788	$16.93	$20.55	$71,659	0.10%	0.25%	3.90%	4.21%	4.05%
2023	3,366	$16.25	$19.75	$60,543	0.10%	0.25%	4.32%	7.74%	7.62%
2022	4,200	$15.08	$18.35	$69,838	0.10%	0.25%	2.21%	(12.09%)	(12.26%)
2021	5,115	$17.15	$20.91	$97,092	0.10%	0.25%	1.01%	3.18%	3.03%
2020	5,031	$16.63	$20.30	$92,853	0.10%	0.25%	1.35%	10.29%	10.12%

77	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2005 Initial Class (C)
2024	—	$—	$—	$—	0.80%	0.80%	2.64%	(100.00%)	(100.00%)
2023	253	$19.93	$19.93	$5,043	0.80%	0.80%	4.05%	7.17%	7.17%
2022	360	$18.60	$18.60	$6,694	0.80%	0.80%	2.26%	(13.09%)	(13.09%)
2021	409	$21.40	$21.40	$8,759	0.80%	0.80%	1.07%	3.26%	3.26%
2020	434	$20.73	$20.73	$9,000	0.80%	0.80%	1.31%	10.36%	10.36%
VIP - Investor Freedom 2005 Investor Class (C)
2024	—	$—	$—	$—	0.10%	0.25%	2.68%	(100.00%)	(100.00%)
2023	787	$18.72	$25.23	$16,600	0.10%	0.25%	4.29%	7.81%	7.64%
2022	1,017	$17.36	$23.44	$19,685	0.10%	0.25%	2.15%	(12.49%)	(12.61%)
2021	1,257	$19.84	$26.82	$27,935	0.10%	0.25%	0.92%	3.99%	3.83%
2020	1,604	$19.08	$25.83	$33,642	0.10%	0.25%	1.37%	10.97%	10.80%
VIP - Freedom 2010 Initial Class
2024	226	$23.60	$23.60	$5,331	0.80%	0.80%	3.38%	4.53%	4.53%
2023	293	$22.58	$22.58	$6,611	0.80%	0.80%	3.71%	8.62%	8.62%
2022	387	$20.79	$20.79	$8,050	0.80%	0.80%	2.15%	(14.23%)	(14.23%)
2021	433	$24.24	$24.24	$10,491	0.80%	0.80%	1.05%	5.04%	5.04%
2020	454	$23.08	$23.08	$10,486	0.80%	0.80%	1.34%	11.59%	11.59%
VIP - Investor Freedom 2010 Investor Class
2024	1,941	$22.27	$30.54	$48,214	0.10%	0.25%	3.46%	5.16%	5.00%
2023	2,198	$21.18	$29.08	$52,195	0.10%	0.25%	3.88%	9.27%	9.14%
2022	2,651	$19.38	$26.65	$57,721	0.10%	0.25%	2.14%	(13.57%)	(13.72%)
2021	3,142	$22.42	$30.89	$78,980	0.10%	0.25%	1.06%	5.70%	5.54%
2020	2,941	$21.21	$29.27	$70,453	0.10%	0.25%	1.34%	12.29%	12.12%
VIP - Freedom 2015 Initial Class
2024	537	$25.91	$25.91	$13,921	0.80%	0.80%	3.18%	5.66%	5.66%
2023	600	$24.52	$24.52	$14,707	0.80%	0.80%	3.51%	10.07%	10.07%
2022	684	$22.28	$22.28	$15,948	0.80%	0.80%	2.16%	(15.28%)	(15.28%)
2021	900	$26.30	$26.30	$23,673	0.80%	0.80%	1.09%	6.83%	6.83%
2020	953	$24.62	$24.62	$23,473	0.80%	0.80%	1.27%	12.93%	12.93%
VIP - Investor Freedom 2015 Investor Class
2024	2,963	$24.23	$33.64	$80,036	0.10%	0.25%	3.15%	6.32%	6.16%
2023	3,188	$22.79	$31.69	$81,572	0.10%	0.25%	3.50%	10.86%	10.67%
2022	3,875	$20.56	$28.63	$89,652	0.10%	0.25%	2.05%	(14.76%)	(14.87%)
2021	4,165	$24.12	$33.63	$113,650	0.10%	0.25%	1.04%	7.53%	7.37%
2020	4,087	$22.43	$31.32	$104,884	0.10%	0.25%	1.29%	13.59%	13.42%
VIP - Freedom 2020 Initial Class
2024	512	$27.71	$27.71	$14,195	0.80%	0.80%	2.70%	6.85%	6.85%
2023	648	$25.94	$25.94	$16,808	0.80%	0.80%	3.16%	11.51%	11.51%
2022	736	$23.26	$23.26	$17,117	0.80%	0.80%	2.05%	(16.36%)	(16.36%)
2021	891	$27.81	$27.81	$24,784	0.80%	0.80%	1.01%	8.60%	8.60%
2020	1,048	$25.61	$25.61	$26,850	0.80%	0.80%	1.31%	14.14%	14.14%
VIP - Investor Freedom 2020 Investor Class
2024	5,411	$26.68	$38.48	$156,670	0.10%	0.25%	2.77%	7.54%	7.38%
2023	6,447	$24.81	$35.84	$173,673	0.10%	0.25%	3.15%	12.30%	12.10%
2022	7,254	$22.09	$31.97	$174,304	0.10%	0.25%	2.03%	(15.93%)	(16.03%)
2021	8,072	$26.27	$38.08	$230,961	0.10%	0.25%	1.08%	9.43%	9.26%
2020	8,110	$24.01	$34.85	$213,363	0.10%	0.25%	1.28%	14.84%	14.67%
VIP - Freedom 2025 Initial Class
2024	587	$30.57	$30.57	$17,945	0.80%	0.80%	2.41%	7.59%	7.59%
2023	668	$28.41	$28.41	$18,984	0.80%	0.80%	2.84%	12.71%	12.71%
2022	749	$25.21	$25.21	$18,872	0.80%	0.80%	2.02%	(17.09%)	(17.09%)
2021	842	$30.41	$30.41	$25,612	0.80%	0.80%	1.09%	9.95%	9.95%
2020	739	$27.66	$27.66	$20,442	0.80%	0.80%	1.25%	15.02%	15.02%

78	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP- Investor Freedom 2025 Investor Class
2024	5,890	$29.56	$43.18	$188,704	0.10%	0.25%	2.42%	8.35%	8.18%
2023	7,054	$27.29	$39.92	$208,582	0.10%	0.25%	2.78%	13.46%	13.28%
2022	8,281	$24.05	$35.24	$215,949	0.10%	0.25%	1.95%	(16.55%)	(16.66%)
2021	9,299	$28.82	$42.29	$290,411	0.10%	0.25%	1.08%	10.67%	10.51%
2020	9,292	$26.04	$38.27	$263,893	0.10%	0.25%	1.27%	15.76%	15.59%
VIP - Freedom 2030 Initial Class
2024	723	$32.44	$32.44	$23,456	0.80%	0.80%	2.31%	8.53%	8.53%
2023	725	$29.89	$29.89	$21,683	0.80%	0.80%	2.44%	13.77%	13.77%
2022	805	$26.27	$26.27	$21,148	0.80%	0.80%	1.95%	(17.53%)	(17.53%)
2021	835	$31.85	$31.85	$26,611	0.80%	0.80%	1.11%	11.47%	11.47%
2020	804	$28.57	$28.57	$22,983	0.80%	0.80%	1.26%	15.95%	15.95%
VIP - Investor Freedom 2030 Investor Class
2024	9,854	$32.41	$48.17	$334,565	0.10%	0.25%	2.21%	9.29%	9.12%
2023	10,573	$29.65	$44.14	$329,296	0.10%	0.25%	2.43%	14.54%	14.36%
2022	11,719	$25.89	$38.60	$319,483	0.10%	0.25%	1.91%	(17.00%)	(17.13%)
2021	11,894	$31.19	$46.58	$390,824	0.10%	0.25%	1.12%	12.14%	11.97%
2020	10,341	$27.82	$41.60	$305,469	0.10%	0.25%	1.27%	16.70%	16.53%
VIP - Freedom 2035 Initial Class (B)
2024	74	$11.94	$11.94	$879	0.80%	0.80%	2.78%	10.14%	10.14%
2023	8	$10.84	$10.84	$75	0.80%	0.80%	—	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2035 Investor Class (B)
2024	1,615	$12.07	$12.04	$19,469	0.10%	0.25%	2.56%	10.83%	10.66%
2023	462	$10.89	$10.88	$5,032	0.10%	0.25%	3.40%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP -Freedom 2040 Initial Class (B)
2024	38	$12.29	$12.29	$469	0.80%	0.80%	1.70%	12.19%	12.19%
2023	7	$10.96	$10.96	$83	0.80%	0.80%	3.68%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2040 Investor Class (B)
2024	917	$12.43	$12.40	$11,377	0.10%	0.25%	1.71%	12.82%	12.65%
2023	496	$11.02	$11.00	$5,459	0.10%	0.25%	3.28%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom 2045 Initial Class (B)
2024	—	$12.41	$12.41	$2	0.80%	0.80%	0.07%	12.92%	12.92%
2023	—	$10.99	$10.99	$2	0.80%	0.80%	9.84%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—

79	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2045 Investor Class (B)
2024	274	$12.55	$12.52	$3,432	0.10%	0.25%	1.48%	13.62%	13.45%
2023	147	$11.04	$11.03	$1,618	0.10%	0.25%	3.92%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom 2050 Initial Class (B)
2024	3	$12.42	$12.42	$43	0.80%	0.80%	1.18%	12.92%	12.92%
2023	1	$11.00	$11.00	$15	0.80%	0.80%	1.17%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2050 Investor Class (B)
2024	463	$12.54	$12.51	$5,803	0.10%	0.25%	1.66%	—	—
2023	—	$—	$—	$—	—	—	—	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom Lifetime Income I
2024	367	$20.36	$20.36	$7,479	0.60%	0.60%	3.80%	3.67%	3.67%
2023	400	$19.64	$19.64	$7,882	0.60%	0.60%	4.27%	7.26%	7.26%
2022	449	$18.31	$18.31	$8,213	0.60%	0.60%	2.25%	(12.54%)	(12.54%)
2021	497	$20.94	$20.94	$10,144	0.60%	0.60%	1.01%	2.64%	2.64%
2020	537	$20.40	$20.40	$10,968	0.60%	0.60%	1.31%	9.78%	9.78%
VIP - Freedom Lifetime Income II
2024	1,008	$24.26	$24.26	$24,472	0.60%	0.60%	3.40%	4.93%	4.93%
2023	1,101	$23.12	$23.12	$25,475	0.60%	0.60%	3.78%	9.16%	9.16%
2022	1,200	$21.18	$21.18	$25,424	0.60%	0.60%	2.13%	(14.34%)	(14.34%)
2021	1,301	$24.73	$24.73	$32,207	0.60%	0.60%	1.03%	5.63%	5.63%
2020	1,416	$23.41	$23.41	$33,150	0.60%	0.60%	1.30%	12.10%	12.10%
VIP - Freedom Lifetime Income III
2024	903	$29.36	$29.36	$26,536	0.60%	0.60%	2.72%	7.15%	7.15%
2023	962	$27.40	$27.40	$26,374	0.60%	0.60%	3.04%	12.07%	12.07%
2022	1,048	$24.45	$24.45	$25,630	0.60%	0.60%	2.01%	(16.54%)	(16.54%)
2021	1,141	$29.30	$29.30	$33,391	0.60%	0.60%	1.05%	9.12%	9.12%
2020	1,216	$26.85	$26.85	$32,659	0.60%	0.60%	1.25%	14.54%	14.54%
VIP - Disciplined Small Cap Initial Class
2024	793	$33.94	$32.69	$26,839	0.80%	1.00%	1.12%	15.93%	15.72%
2023	762	$29.28	$28.25	$22,203	0.80%	1.00%	1.06%	20.00%	19.75%
2022	789	$24.40	$23.59	$19,171	0.80%	1.00%	0.85%	(18.89%)	(19.06%)
2021	885	$30.08	$29.15	$26,481	0.80%	1.00%	0.37%	19.69%	19.45%
2020	812	$25.13	$24.40	$20,323	0.80%	1.00%	0.80%	17.50%	17.27%
VIP - Disciplined Small Cap Investor Class
2024	8,208	$47.26	$68.78	$353,600	0.10%	0.25%	1.07%	16.70%	16.52%
2023	7,878	$40.50	$59.03	$289,071	0.10%	0.25%	0.98%	20.71%	20.55%
2022	7,979	$33.55	$48.97	$242,903	0.10%	0.25%	0.77%	(18.36%)	(18.49%)
2021	8,731	$41.10	$60.08	$326,811	0.10%	0.25%	0.33%	20.50%	20.32%
2020	7,586	$34.11	$49.94	$233,854	0.10%	0.25%	0.74%	18.21%	18.03%
VIP - FundsManager 20% Investor Class
2024	33,812	$16.84	$16.49	$614,387	0.10%	1.00%	3.45%	5.42%	4.50%
2023	39,212	$15.98	$15.78	$676,000	0.10%	1.00%	3.55%	8.04%	7.06%
2022	46,239	$14.79	$14.74	$739,367	0.10%	1.00%	2.24%	(9.68%)	(10.49%)
2021	51,375	$16.38	$16.47	$910,064	0.10%	1.00%	1.05%	3.55%	2.62%
2020	49,915	$15.81	$16.05	$858,205	0.10%	1.00%	1.17%	8.10%	7.12%

80	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundManager 30% Investor Class (B)
2024	1,185	$11.19	$11.06	$13,228	0.10%	0.80%	3.66%	6.31%	5.56%
2023	492	$10.53	$10.48	$5,180	0.10%	0.80%	5.87%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - FundsManager 40% Investor Class (B)
2024	2,006	$11.38	$11.25	$22,777	0.10%	0.80%	3.34%	7.36%	6.60%
2023	1,127	$10.60	$10.55	$11,933	0.10%	0.80%	6.28%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
VIP - FundsManager 50% Investor Class
2024	64,755	$25.13	$22.69	$1,663,905	0.10%	1.00%	2.38%	8.40%	7.43%
2023	70,321	$23.19	$21.12	$1,670,105	0.10%	1.00%	2.53%	12.83%	11.81%
2022	76,745	$20.55	$18.89	$1,616,880	0.10%	1.00%	1.99%	(14.01%)	(14.78%)
2021	80,254	$23.90	$22.17	$1,969,415	0.10%	1.00%	1.15%	9.91%	8.92%
2020	78,076	$21.74	$20.35	$1,748,196	0.10%	1.00%	1.16%	13.87%	12.84%
VIP - FundsManager 60% Investor Class
2024	76,238	$28.55	$32.03	$2,019,116	0.10%	1.40%	2.06%	9.47%	8.03%
2023	82,187	$26.08	$29.65	$1,990,284	0.10%	1.40%	2.31%	14.05%	12.57%
2022	87,935	$22.87	$26.34	$1,873,698	0.10%	1.40%	1.79%	(15.14%)	(16.25%)
2021	92,505	$26.95	$31.45	$2,330,241	0.10%	1.40%	1.12%	12.23%	10.77%
2020	92,792	$24.01	$28.39	$2,089,299	0.10%	1.40%	1.07%	15.01%	13.51%
VIP - FundsManager 70% Investor Class
2024	65,132	$32.14	$26.70	$2,047,271	0.10%	1.00%	1.81%	10.77%	9.79%
2023	65,140	$29.02	$24.32	$1,850,315	0.10%	1.00%	2.03%	15.61%	14.55%
2022	67,188	$25.10	$21.23	$1,653,954	0.10%	1.00%	1.61%	(15.75%)	(16.51%)
2021	67,644	$29.79	$25.43	$1,979,722	0.10%	1.00%	1.06%	14.41%	13.38%
2020	64,145	$26.04	$22.43	$1,642,730	0.10%	1.00%	0.94%	15.98%	14.93%
VIP - FundsManager 85% Investor Class
2024	23,200	$37.73	$29.55	$822,988	0.10%	1.00%	1.42%	12.39%	11.38%
2023	21,661	$33.57	$26.53	$682,277	0.10%	1.00%	1.64%	17.55%	16.51%
2022	21,544	$28.56	$22.77	$577,654	0.10%	1.00%	1.11%	(17.15%)	(17.90%)
2021	21,204	$34.47	$27.74	$686,925	0.10%	1.00%	0.99%	17.71%	16.65%
2020	20,203	$29.29	$23.78	$555,416	0.10%	1.00%	0.85%	17.34%	16.28%
VIP - Consumer Staples Initial Class
2024	377	$37.16	$35.86	$13,939	0.80%	1.00%	2.14%	4.72%	4.52%
2023	469	$35.48	$34.31	$16,607	0.80%	1.00%	1.83%	2.31%	2.11%
2022	627	$34.68	$33.60	$21,674	0.80%	1.00%	1.77%	(1.41%)	(1.61%)
2021	554	$35.17	$34.15	$19,382	0.80%	1.00%	1.90%	13.33%	13.10%
2020	606	$31.04	$30.19	$18,751	0.80%	1.00%	1.88%	10.88%	10.66%
VIP - Consumer Staples Investor Class
2024	4,962	$38.36	$50.55	$196,058	0.10%	0.25%	2.10%	5.35%	5.19%
2023	5,828	$36.41	$48.06	$219,135	0.10%	0.25%	1.84%	2.97%	2.83%
2022	6,691	$35.36	$46.74	$244,656	0.10%	0.25%	1.75%	(0.78%)	(0.94%)
2021	5,911	$35.64	$47.18	$218,322	0.10%	0.25%	1.81%	13.99%	13.82%
2020	6,349	$31.26	$41.46	$206,315	0.10%	0.25%	1.84%	11.65%	11.48%

81	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Initial Class
2024	264	$27.90	$26.92	$7,355	0.80%	1.00%	1.11%	(3.22%)	(3.44%)
2023	384	$28.83	$27.88	$11,043	0.80%	1.00%	1.26%	6.73%	6.53%
2022	498	$27.01	$26.17	$13,443	0.80%	1.00%	1.06%	(10.50%)	(10.69%)
2021	610	$30.18	$29.30	$18,354	0.80%	1.00%	0.78%	32.36%	32.09%
2020	409	$22.80	$22.18	$9,321	0.80%	1.00%	0.74%	20.52%	20.27%
VIP - Materials Investor Class
2024	1,661	$28.56	$61.48	$49,507	0.10%	0.25%	1.07%	(2.64%)	(2.79%)
2023	2,063	$29.34	$63.25	$63,306	0.10%	0.25%	1.21%	7.46%	7.31%
2022	2,616	$27.30	$58.94	$74,749	0.10%	0.25%	1.01%	(10.00%)	(10.13%)
2021	2,748	$30.33	$65.59	$87,337	0.10%	0.25%	0.62%	33.26%	33.06%
2020	1,837	$22.76	$49.29	$44,230	0.10%	0.25%	0.73%	21.33%	21.15%
VIP - Communication Services Initial Class
2024	568	$38.59	$37.24	$21,805	0.80%	1.00%	—	32.96%	32.67%
2023	687	$29.02	$28.07	$19,833	0.80%	1.00%	—	56.13%	55.86%
2022	381	$18.59	$18.01	$7,049	0.80%	1.00%	—	(38.63%)	(38.76%)
2021	534	$30.29	$29.41	$16,122	0.80%	1.00%	—	14.72%	14.49%
2020	454	$26.40	$25.68	$11,925	0.80%	1.00%	—	34.51%	34.24%
VIP - Communication Services Investor Class
2024	3,892	$54.55	$101.76	$195,828	0.10%	0.25%	—	33.76%	33.56%
2023	4,265	$40.78	$76.20	$159,040	0.10%	0.25%	—	57.10%	56.85%
2022	2,598	$25.96	$48.58	$61,385	0.10%	0.25%	—	(38.24%)	(38.32%)
2021	3,256	$42.03	$78.76	$124,109	0.10%	0.25%	—	15.48%	15.31%
2020	2,843	$36.40	$68.31	$93,182	0.10%	0.25%	—	35.26%	35.06%
VIP - Emerging Markets Initial Class
2024	588	$13.81	$13.36	$8,110	0.80%	1.00%	1.38%	9.15%	8.97%
2023	673	$12.66	$12.26	$8,501	0.80%	1.00%	2.07%	8.82%	8.59%
2022	752	$11.63	$11.29	$8,731	0.80%	1.00%	1.72%	(20.77%)	(20.94%)
2021	812	$14.68	$14.28	$11,899	0.80%	1.00%	1.80%	(3.02%)	(3.22%)
2020	1,020	$15.14	$14.75	$15,423	0.80%	1.00%	0.88%	30.21%	29.95%
VIP - Emerging Markets Investor Class
2024	6,344	$19.41	$39.88	$110,655	0.10%	0.25%	1.36%	9.79%	9.62%
2023	6,793	$17.68	$36.38	$107,606	0.10%	0.25%	2.08%	9.50%	9.32%
2022	7,379	$16.15	$33.28	$107,372	0.10%	0.25%	1.63%	(20.27%)	(20.39%)
2021	7,768	$20.26	$41.80	$142,609	0.10%	0.25%	1.97%	(2.37%)	(2.52%)
2020	6,862	$20.75	$42.88	$127,810	0.10%	0.25%	0.85%	31.03%	30.83%
VIP - Floating Rate High Income Initial Class
2024	963	$14.71	$14.40	$14,155	0.80%	1.00%	7.06%	7.63%	7.38%
2023	1,036	$13.67	$13.41	$14,164	0.80%	1.00%	8.15%	11.32%	11.10%
2022	680	$12.28	$12.07	$8,343	0.80%	1.00%	3.93%	(1.34%)	(1.52%)
2021	662	$12.45	$12.26	$8,228	0.80%	1.00%	2.65%	4.36%	4.15%
2020	568	$11.93	$11.77	$6,768	0.80%	1.00%	4.42%	2.00%	1.79%
VIP - Floating Rate High Income Investor Class
2024	19,603	$15.79	$15.54	$307,877	0.10%	0.25%	7.52%	8.25%	8.09%
2023	17,759	$14.59	$14.38	$257,606	0.10%	0.25%	7.54%	12.15%	11.99%
2022	16,083	$13.01	$12.84	$208,260	0.10%	0.25%	4.11%	(0.68%)	(0.85%)
2021	15,963	$13.10	$12.95	$208,166	0.10%	0.25%	2.87%	4.97%	4.82%
2020	11,620	$12.48	$12.35	$144,396	0.10%	0.25%	4.56%	2.68%	2.53%
VIP - Bond Index Initial Class
2024	46,878	$10.73	$10.11	$499,842	0.10%	1.00%	3.03%	1.11%	0.20%
2023	41,272	$10.61	$10.09	$435,525	0.10%	1.00%	2.53%	5.39%	4.45%
2022	36,405	$10.07	$9.66	$364,893	0.10%	1.00%	1.78%	(13.30%)	(14.10%)
2021	36,022	$11.61	$11.25	$416,868	0.10%	1.00%	0.96%	(2.05%)	(2.93%)
2020	38,053	$11.86	$11.59	$449,910	0.10%	1.00%	1.12%	7.42%	6.45%

82	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Total Market Index Initial Class
2024	38,370	$22.30	$21.01	$850,563	0.10%	1.00%	1.37%	23.57%	22.44%
2023	35,404	$18.05	$17.16	$635,376	0.10%	1.00%	1.11%	25.94%	24.80%
2022	31,807	$14.33	$13.75	$453,695	0.10%	1.00%	1.44%	(19.30%)	(20.02%)
2021	27,617	$17.76	$17.19	$488,620	0.10%	1.00%	1.18%	25.56%	24.43%
2020	16,791	$14.14	$13.82	$236,733	0.10%	1.00%	1.66%	20.18%	19.09%
VIP - Extended Market Index Initial Class
2024	8,981	$16.10	$15.17	$143,846	0.10%	1.00%	1.40%	12.19%	11.14%
2023	9,226	$14.35	$13.65	$131,763	0.10%	1.00%	1.74%	17.35%	16.27%
2022	9,739	$12.23	$11.74	$118,665	0.10%	1.00%	1.43%	(18.23%)	(18.93%)
2021	9,437	$14.96	$14.48	$140,720	0.10%	1.00%	1.30%	21.12%	20.03%
2020	5,895	$12.35	$12.06	$72,634	0.10%	1.00%	1.36%	16.34%	15.29%
VIP - International Index Initial Class
2024	24,366	$12.77	$12.03	$309,225	0.10%	1.00%	2.99%	5.00%	4.07%
2023	23,442	$12.16	$11.56	$283,477	0.10%	1.00%	2.95%	16.01%	15.02%
2022	21,570	$10.48	$10.05	$224,978	0.10%	1.00%	2.36%	(16.08%)	(16.88%)
2021	19,348	$12.49	$12.09	$240,814	0.10%	1.00%	2.83%	7.61%	6.64%
2020	12,936	$11.61	$11.34	$149,743	0.10%	1.00%	1.84%	10.58%	9.58%
VIF - Emerging Markets Equity Class I
2024	1,935	$14.14	$30.90	$36,981	0.10%	1.00%	1.36%	7.71%	6.74%
2023	2,089	$13.13	$28.95	$38,247	0.10%	1.00%	1.63%	11.82%	10.88%
2022	2,371	$11.74	$26.11	$38,859	0.10%	1.00%	0.43%	(25.13%)	(25.84%)
2021	2,801	$15.68	$35.21	$60,655	0.10%	1.00%	0.85%	2.88%	1.96%
2020	3,068	$15.24	$34.53	$65,240	0.10%	1.00%	1.35%	14.32%	13.29%
VIF - Emerging Markets Debt Class I
2024	3,598	$15.41	$35.59	$66,974	0.10%	1.00%	10.26%	11.12%	10.12%
2023	3,936	$13.87	$32.32	$67,852	0.10%	1.00%	8.67%	11.76%	10.72%
2022	4,370	$12.41	$29.19	$66,543	0.10%	1.00%	7.48%	(18.84%)	(19.56%)
2021	5,026	$15.29	$36.29	$94,360	0.10%	1.00%	5.09%	(2.12%)	(3.00%)
2020	5,359	$15.62	$37.41	$104,004	0.10%	1.00%	4.38%	5.44%	4.49%
VIF - Global Strategist - Class II
2024	1,092	$22.35	$22.44	$23,823	0.10%	1.00%	—	7.36%	6.50%
2023	1,109	$20.82	$21.07	$22,477	0.10%	1.00%	1.68%	13.96%	12.92%
2022	1,194	$18.27	$18.66	$21,321	0.10%	1.00%	—	(17.03%)	(17.75%)
2021	1,298	$22.02	$22.69	$28,012	0.10%	1.00%	1.86%	8.26%	7.28%
2020	1,372	$20.34	$21.15	$27,284	0.10%	1.00%	1.46%	10.81%	9.81%
Invesco - V.I. Global Core Equity Series I
2024	1,241	$27.90	$30.83	$33,409	0.10%	1.00%	1.14%	16.73%	15.82%
2023	1,053	$23.90	$26.62	$24,372	0.10%	1.00%	0.58%	21.58%	20.51%
2022	1,095	$19.66	$22.09	$20,821	0.10%	1.00%	0.35%	(21.94%)	(22.65%)
2021	1,100	$25.19	$28.56	$26,966	0.10%	1.00%	0.99%	15.86%	14.81%
2020	1,044	$21.74	$24.87	$22,296	0.10%	1.00%	1.34%	13.11%	12.09%
Allspring - VT Discovery SMID Cap Growth Class 2 (5)(A)
2024	298	$79.42	$75.53	$23,554	0.80%	1.00%	—	17.18%	17.12%
2023	330	$67.78	$64.49	$22,282	0.80%	1.00%	—	19.18%	18.94%
2022	380	$56.87	$54.22	$21,547	0.80%	1.00%	—	(38.35%)	(38.47%)
2021	422	$92.24	$88.12	$38,705	0.80%	1.00%	—	(5.80%)	(5.99%)
2020	458	$97.92	$93.74	$44,568	0.80%	1.00%	—	61.35%	61.02%
Allspring - VT Opportunity Class 2 (5)
2024	236	$94.32	$89.57	$22,152	0.80%	1.00%	0.05%	14.12%	13.90%
2023	263	$82.64	$78.64	$21,653	0.80%	1.00%	—	25.49%	25.24%
2022	281	$65.86	$62.79	$18,446	0.80%	1.00%	—	(21.44%)	(21.60%)
2021	309	$83.83	$80.09	$25,802	0.80%	1.00%	0.04%	23.78%	23.53%
2020	338	$67.73	$64.84	$22,777	0.80%	1.00%	0.44%	20.03%	19.79%

83	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Lazard - Retirement Emerging Markets Portfolio - Investor
2024	3,624	$15.18	$17.76	$62,196	0.10%	1.00%	3.57%	7.57%	6.67%
2023	4,049	$14.11	$16.65	$65,755	0.10%	1.00%	5.13%	22.49%	21.44%
2022	4,349	$11.52	$13.71	$57,667	0.10%	1.00%	3.60%	(15.04%)	(15.84%)
2021	4,501	$13.56	$16.29	$70,888	0.10%	1.00%	2.13%	5.69%	4.74%
2020	4,881	$12.83	$15.55	$73,684	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
PVIT - Commodity Real Return - Strategy Portfolio - Administrative
2024	2,659	$8.28	$7.37	$21,769	0.10%	1.00%	2.10%	4.06%	3.08%
2023	3,995	$7.95	$7.15	$31,472	0.10%	1.00%	17.79%	(7.95%)	(8.80%)
2022	8,773	$8.64	$7.84	$75,099	0.10%	1.00%	23.16%	8.52%	7.76%
2021	5,037	$7.96	$7.29	$39,782	0.10%	1.00%	4.54%	33.21%	32.01%
2020	2,187	$5.98	$5.52	$12,978	0.10%	1.00%	6.15%	1.25%	0.34%
PVIT - Low Duration Portfolio - Administrative
2024	20,390	$12.16	$11.23	$251,287	0.10%	1.00%	3.99%	4.39%	3.41%
2023	23,054	$11.65	$10.86	$272,381	0.10%	1.00%	3.59%	4.88%	3.92%
2022	27,687	$11.11	$10.45	$312,292	0.10%	1.00%	1.66%	(5.85%)	(6.65%)
2021	30,927	$11.80	$11.19	$371,025	0.10%	1.00%	0.52%	(1.03%)	(1.92%)
2020	36,538	$11.92	$11.41	$442,946	0.10%	1.00%	1.17%	2.89%	1.96%
PVIT - Real Return Portfolio - Administrative
2024	9,608	$13.89	$13.44	$138,003	0.10%	1.00%	2.61%	2.03%	1.13%
2023	11,201	$13.61	$13.29	$158,088	0.10%	1.00%	2.99%	3.57%	2.63%
2022	13,406	$13.14	$12.95	$182,717	0.10%	1.00%	7.06%	(12.00%)	(12.78%)
2021	15,686	$14.93	$14.85	$243,177	0.10%	1.00%	4.97%	5.48%	4.53%
2020	14,177	$14.16	$14.20	$208,969	0.10%	1.00%	1.42%	11.60%	10.59%
PVIT - Total Return Portfolio - Administrative
2024	25,679	$13.31	$12.71	$353,267	0.10%	1.00%	4.04%	2.43%	1.52%
2023	27,508	$13.00	$12.52	$370,500	0.10%	1.00%	3.56%	5.84%	4.86%
2022	30,305	$12.28	$11.94	$386,121	0.10%	1.00%	2.60%	(14.39%)	(15.14%)
2021	34,594	$14.34	$14.07	$515,196	0.10%	1.00%	1.82%	(1.37%)	(2.25%)
2020	37,789	$14.54	$14.39	$572,699	0.10%	1.00%	2.12%	8.54%	7.56%
Blackrock - Global Allocation V.I. Fund - Class I
2024	7,513	$19.94	$17.76	$148,005	0.10%	1.00%	1.20%	11.19%	10.17%
2023	8,264	$17.93	$16.12	$149,434	0.10%	1.00%	2.01%	10.22%	9.21%
2022	9,256	$16.27	$14.76	$148,964	0.10%	1.00%	—	(16.05%)	(16.81%)
2021	10,006	$19.38	$17.74	$192,033	0.10%	1.00%	0.77%	6.44%	5.48%
2020	10,357	$18.21	$16.82	$186,847	0.10%	1.00%	1.15%	20.68%	19.59%
FTVIP - Templeton Global Bond Fund - Class 2
2024	4,005	$8.99	$8.01	$35,570	0.10%	1.00%	—	(11.46%)	(12.27%)
2023	4,245	$10.15	$9.13	$42,586	0.10%	1.00%	—	2.77%	1.90%
2022	4,665	$9.88	$8.96	$45,582	0.10%	1.00%	—	(5.04%)	(5.90%)
2021	5,309	$10.40	$9.52	$54,714	0.10%	1.00%	—	(5.09%)	(5.94%)
2020	5,909	$10.96	$10.13	$64,178	0.10%	1.00%	8.47%	(5.38%)	(6.23%)
FTVIP - Franklin U.S. Government Securities Fund - Class 2
2024	4,559	$10.69	$9.53	$48,021	0.10%	1.00%	2.91%	1.27%	0.32%
2023	4,776	$10.56	$9.50	$49,715	0.10%	1.00%	2.70%	4.36%	3.49%
2022	4,982	$10.12	$9.18	$49,703	0.10%	1.00%	2.22%	(9.84%)	(10.49%)
2021	7,244	$11.22	$10.28	$80,278	0.10%	1.00%	2.39%	(1.92%)	(2.81%)
2020	9,311	$11.44	$10.57	$105,237	0.10%	1.00%	3.80%	3.73%	2.79%

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

84	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2021, the following underlying funds were renamed:

Old Name	New Name

Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund

Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

(A)	Fund Name Change. See Note 1

(B)	New Fund. See Note 1

(C)	Fund Merged. See Note 1

7. Subsequent Events

Effective May 1, 2025, the VIP Asset Manager Growth Initial Class and VIP Asset Manager Initial Class will be renamed to VIP Asset Manager 70% Initial Class and VIP Asset Manager 50% Initial Class, respectively.

Effective May 1, 2025, the VIP Asset Manager Growth Investor Class and VIP Asset Manager Investor Class will be renamed to VIP Asset Manager 70% Investor Class and VIP Asset Manager 50% Investor Class, respectively.

Effective May 1, 2025, the VIP Hedged Equity fund will be added as a new subaccount.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

85	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the subaccounts denoted with footnote (2), which only includes a statement of operations and statement of changes in net assets for the period January 1, 2024 to June 7, 2024 (date of merger)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I (other than the subaccounts denoted with footnote (2)) as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager Growth - Initial Class (1)	Fidelity VIP Asset Manager Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financials - Initial Class (1)	Fidelity VIP Financials - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (2)	Fidelity VIP Investor Freedom 2005 - Investor Class (2)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom 2035 - Initial Class (1)	Fidelity VIP Investor Freedom 2035 - Investor Class (1)

86	Annual Report

Fidelity VIP Freedom 2040 – Initial Class (1)	Fidelity VIP Investor Freedom 2040 - Investor Class (1)	Fidelity VIP Freedom 2045 - Initial Class (1)

Fidelity VIP Investor Freedom 2045 - Investor Class (1)	Fidelity VIP Freedom 2050 - Initial Class (1)	Fidelity VIP Investor Freedom 2050 - Investor Class (1)

Fidelity VIP Freedom Lifetime Income I	Fidelity VIP Freedom Lifetime Income II	Fidelity VIP Freedom Lifetime Income III

Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)	Fidelity VIP FundsManager 20% - Investor Class (1)

Fidelity VIP FundsManager 30% - Investor Class (1)	Fidelity VIP FundsManager 40% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)

Fidelity VIP FundsManager 60% - Investor Class (1)	Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)

Fidelity VIP Consumer Staples - Initial Class (1)	Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)

Fidelity VIP Materials - Investor Class (1)	Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)

Fidelity VIP Emerging Markets - Initial Class (1)	Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)

Fidelity VIP Floating Rate High Income - Investor Class (1)	Fidelity VIP Bond Index – Initial Class (1)	Fidelity VIP Total Market Index – Initial Class (1)

Fidelity VIP Extended Market Index - Initial Class (1)	Fidelity VIP International Index – Initial Class (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)

Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)

Allspring VT Discovery SMID Cap Growth - Class 2 (1)	Allspring VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio – Investor (1)

PIMCO Commodity Real Return Strategy Portfolio – Administrative (1)	PIMCO Low Duration Portfolio – Administrative (1)	PIMCO Real Return Portfolio – Administrative (1)

PIMCO Total Return Portfolio – Administrative (1)	Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)

Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023

(2) Statement of operations for the period January 1, 2024 to June 7, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to June 7, 2024 (date of merger)

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included

87	Annual Report

confirmation of investments owned as of December 31, 2024 by correspondence with the custodians or the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2025

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

88	Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc.,

and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N. NRR/FIA-ANN-0221

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2024, 2023 and 2022

Report of Independent Auditors

To the Board of Directors and Management of Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2024 and 2023, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the consolidated financial statements.

1

In performing an audit in accordance with US GAAS, we:

a.	Exercise professional judgment and maintain professional skepticism throughout the audit.
b.

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.

c.

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

d.

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

e.

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2025

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2024	2023
ASSETS

Investments:

Debt securities, available-for-sale, at fair value (amortized cost of $1,534,304 in 2024 and $1,580,809 in 2023)	$1,488,171	$1,529,445

Equity securities	99	—

Other investment	106	178

Policy loans	1,305	1,500

Total Investments	1,489,681	1,531,123

Cash and cash equivalents	205,897	148,479

Restricted cash and cash equivalents	34,742	34,704

Accrued investment income	17,873	17,640

Deferred policy acquisition costs	79,281	79,097

Reinsurance deposit and receivables	741,199	761,801

Other assets	19,171	19,391

Net deferred tax asset	63,813	63,035

Income taxes receivable	12,654	—

Separate account assets	49,277,696	43,222,664

Total Assets	51,942,007	45,877,934

LIABILITIES

Future contract and policy benefits	487,110	529,151

Contract holder deposit funds	496,937	501,602

Funds withheld payable	406,882	398,702

Other liabilities and accrued expenses	91,730	80,688

Income taxes payable	—	38,889

Payable to parent and affiliates, net	16,471	6,367

Separate account liabilities	49,277,696	43,222,664

Total Liabilities	50,776,826	44,778,063

Commitments and Contingencies (Note 12)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000

Additional paid-in capital	71,378	71,378

Accumulated other comprehensive (loss) income	(35,564)	(39,339)

Retained earnings	1,126,239	1,064,699

Total Fidelity Investments Life Insurance Company Stockholder’s Equity	1,165,053	1,099,738

Noncontrolling interest	128	133

Total Stockholder’s Equity	1,163,307	1,099,871

Total Liabilities and Equity	$51,942,007	$45,877,934

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2024	2023	2022
REVENUES

Fees charged to contract holders	$141,622	$126,024	$130,159

Fund administration fees (1)	62,249	56,475	56,474

Net investment income (2)	51,504	54,931	51,989

Interest on reinsurance deposit	13,360	13,327	17,296

Premiums, net	5,206	4,051	3,603

Gain on reinsurance recapture	—	—	35,431

Net realized investment (losses) gains:

Net realized investment (losses) (2)	(4,888)	(28,306)	(18,822)

Net realized investment gain (loss) on funds withheld embedded derivative	4,359	(28,731)	—

Total net realized investment (losses) gains	(529)	(57,037)	(18,822)

Total Revenues	273,412	197,771	276,130

BENEFITS AND EXPENSES:

Underwriting, acquisition and insurance expenses (1)	109,769	95,480	97,180

Contract and policy benefits and expenses (2)	19,571	30,194	89,321

Other expenses	421	424	296

Total Benefits and Expenses	129,761	126,098	186,797

Income before income taxes	143,651	71,673	89,333

Income tax expense	(17,884)	6,457	15,704

Net Income	161,535	65,216	73,629
Less: Net gain (loss) attributable to noncontrolling interest	(5)	53	5

Net Income Attributable to Fidelity Investments Life Insurance Company	$161,540	$65,163	$73,624

Net Income	$161,535	$65,216	$73,629

Other comprehensive income (loss), before tax:

Net unrealized investment gains (losses) during the period	(63)	58,539	(176,234)

Reclassification adjustment for net realized losses (gains) included in net income	4,843	28,306	18,822

(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(1,005)	(18,440)	33,387

Other comprehensive income (loss), net of tax	3,775	68,405	(124,025)

Comprehensive Income (Loss)	165,310	133,621	(50,396)

Less: Comprehensive income (loss) attributable to noncontrolling interest	(5)	53	5

Comprehensive Income (Loss) Attributable to Fidelity Investments Life Insurance Company	$165,315	$133,568	$(50,401)

(1)	Includes affiliated company transactions (Note 9)
(2)	Includes affiliated company reinsurance transactions (Note 11)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2024, 2023, and 2022

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder’s Equity

Balance at December 31, 2021	$3,000	$71,378	$16,281	$1,125,912	$50	$1,216,621

Comprehensive income:

Other contributions	—	—	—	—	25	25

Net income (loss)	—	—	—	73,624	5	73,629

Dividends paid to parent	—	—	—	(125,000)	—	(125,000)

Other comprehensive income (loss)	—	—	(124,025)	—	—	(124,025)

Balance at December 31, 2022	$3,000	$71,378	$(107,744)	$1,074,536	$80	$1,041,250

Comprehensive income:

Net income (loss)	—	—	—	65,163	53	65,216

Dividends paid to parent	—	—	—	(75,000)	—	(75,000)

Other comprehensive income (loss)	—	—	68,405	—	—	68,405

Balance at December 31, 2023	$3,000	$71,378	$(39,339)	$1,064,699	$133	$1,099,871

Comprehensive income:

Net income (loss)	—	—	—	161,540	(5)	161,535

Dividends paid to parent	—	—	—	(100,000)	—	(100,000)

Other comprehensive income (loss)	—	—	3,775	—	—	3,775

Balance at December 31, 2024	$3,000	$71,378	$(35,564)	$1,126,239	$128	$1,165,181

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2024	2023	2022
Cash flows provided by (used for) operating activities:
Net income	161,535	$65,216	$73,629
Adjustments to reconcile net income to cash provided by operating activities:
Gain from reinsurance recapture	—	—	(35,431)
Amortization and depreciation	1,966	5,603	5,399
Net realized investment (gains) losses	4,888	28,306	18,822
Net realized investment losses on funds withheld embedded derivative	(4,359)	28,731	—
Provision for deferred taxes	(1,785)	7,874	3,539
Equity loss from investee company	72	105	296
Changes in assets and liabilities:
Accrued investment income	(233)	(1,079)	(6,515)
Funds withheld payable	8,180	1,068	—
Deferred policy acquisition costs, net of amortization	(635)	(505)	6,181
Future contract and policy benefits, net	39,579	47,054	102,408
Reinsurance deposit and receivables	20,601	17,118	40,195
Payable (receivable) to parent and affiliates, net	10,104	(3,472)	373
Income taxes payable	(51,543)	(14,442)	2,986
Other assets and other (liabilities), net	16,165	3,243	5,775

Net cash provided by operating activities	204,535	184,820	217,657

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(399,049)	(616,294)	(515,910)
Purchase of equity securities	(52)	—	—
Proceeds from sales of debt securities	348,425	575,513	365,376
Proceeds from maturities and calls of debt securities	89,685	76,637	150,773
Investment in investee company	—	—	(1,000)
Accrued (distributions) contributions in investee company	—	—	772
Investment trades payable/ receivable, net	—	—	(3,036)
Change in policy loans	196	211	(32)

Net cash provided by (used for) investing activities	39,205	36,067	(3,057)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed and variable annuity contracts	1,834,944	1,326,591	1,230,644
Net transfers from separate accounts	1,102,891	1,440,092	1,087,878
Withdrawals from variable annuity contracts	(2,943,043)	(2,822,566)	(2,350,668)
Withdrawals from fixed annuity contracts	(81,076)	(81,336)	(92,420)
Dividend paid to parent	(100,000)	(75,000)	(125,000)

Net cash used for financing activities	(186,284)	(212,219)	(249,566)

Net increase (decrease) in cash, cash equivalents, and restricted cash and cash equivalents	57,456	8,668	(34,966)

Cash, cash equivalents, and restricted cash and cash equivalents:
Beginning of year	183,183	174,515	209,481

End of year	$240,639	$183,183	$174,515

Supplemental Disclosure of cash flow for non-cash transactions
Assets deposited for funds withheld account	$—	$(384,544)	$—
Reinsurance deposit and receivables under funds withheld	$—	$375,535	$—
Proceeds from reinsurance recapture	$—	$—	$406,242

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1.  ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues and services certain variable and fixed annuity contracts and variable universal life (“VUL”) policies. Amounts invested in the fixed option of the annuity contracts and VUL contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds (Initial Class), the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, twenty, twenty-five, and thirty years.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

Impairment related to credit losses on available-for-sale investments is recorded in the consolidated Statements of Comprehensive Income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company will write down the amortized cost to fair value and record an impairment in earnings.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Equity securities include common stock which is reported at fair value where changes in fair value is reflected in net realized investment gains and losses.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $166,361 and $118,780 at December 31, 2024, and 2023, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $12,836 and $21,603 at December 31, 2024, and 2023, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other expenses in the Consolidated Statements of Comprehensive Income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on three types of products including certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The largest reinsurance counterparty exposure is partially held in collateral accounts which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer. The Company is subject to concentration of risk with respect to these reinsurance agreements.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables (continued)

Reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s Consolidated Statements of Comprehensive Income.

Funds Withheld

The Company entered into a coinsurance with funds withheld reinsurance agreement under which the Company withholds the funds rather than transferring the underlying investments to the reinsurer. The funds withheld liability represents the amount of assets withheld by the Company in accordance with the terms of the reinsurance agreement. The assets in the funds withheld account are required to remain at a value sufficient to support the policy benefit liabilities reinsured on a statutory basis. While the Company legally owns the assets in the funds withheld account and managed in accordance with guidelines to ensure investment risk is appropriately managed, the economic benefits of the funds withheld assets are transferred to the reinsurer.

Embedded Derivative

The funds withheld payable contains an embedded derivative that is considered a total return swap as the Company is obligated to pay the total return on the funds withheld assets. The embedded derivative is carried at fair value which is based on the fair value of the assets supporting the funds withheld payable. The change in fair value of the funds withheld embedded derivative is separately reported on the Consolidated Statements of Comprehensive Income. The fair value of the embedded derivative is classified based on valuation methods used for the assets held supporting the reinsurance agreement.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 6.5% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2024, 2023, or 2022.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes (continued)

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Future Adoption of Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements which is expected to be material.

The FASB issued new guidance that improves income tax disclosures primarily related to a company’s effect tax rate reconciliation and income taxes paid. The guidance will be effective for the Company in the year beginning January 1, 2025. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

3.  GUARANTEED BENEFITS:

The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.  GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2024	2023
Beginning Balance	$5	$93

Change in benefit ratio estimate	(3)	(137)

Interest on reserve	—	(3)

Claims paid	—	—

Accrual of benefit ratio	1	52

Ending Balance	$3	$5

The reinsurance recoverables associated with the GMDB were $2 and $3 at December 31, 2024 and 2023, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 30 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, are 3.5% for money market funds, 6.3% for bond funds, and 11.5% for equity funds.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 86%/80% for males/females, respectively, of the 2012 IAM Basic Mortality Table with Scale G2.

•	The lapse rate assumption is 5.7% for all policy durations. The partial withdrawal assumption is 1.8% for all policy durations.

•	The discount rate is 6.83%.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.  GUARANTEED BENEFITS (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2024 and 2023. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,

(in thousands, except for contract holder data)	2024	2023

Net deposits paid

Account value	$5,252,243	$4,805,070

Net amount at risk	$40,668	$48,420

Average attained age of contract holders	71	71

Ratchet (highest historical account value at specified anniversary dates)

Account value	$225,189	$213,186

Net amount at risk	$4,642	$7,659

Average attained age of contract holders	74	74

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,

	2024	2023
Beginning Balance	$15,585	$11,067

Change in benefit ratio estimate	(1,198)	3,304

Interest on reserve	742	741

Accrual of benefit ratio	439	473

Ending Balance	$15,568	$15,585

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.  GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMWB were $15,077 and $15,127 at December 31, 2024, and 2023, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, are 3.5% for money market funds, 6.3% for bond funds, and 11.5% for equity funds.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 17 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 86% of the 2012 IAM Basic Mortality Table with projection scale G2.

•	The lapse rate assumption is 4.8%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2024, and 2023:

	Years Ended December 31,
	2024	2023

Account value	$1,315,554	$1,367,030

GWB value	$1,392,098	$1,529,737

Average attained age of contract holders	81	80

4.  INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2024	2023	2022

Debt securities	$47,383	$52,784	$53,067

Cash and cash equivalents	5,469	4,540	2,105

Other income	725	1,205	263

Total investment income	53,577	58,529	55,435

Less: investment expenses	2,073	3,598	3,446

Net investment income	$51,504	$54,931	$51,989

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2024	2023	2022

Debt securities:

Gross realized gains	$3,618	$636	$1,031

Gross realized losses	(8,461)	(28,942)	(19,853)

Total realized investment gains (losses)	(4,843)	$(28,306)	$(18,822)

Gross realized losses from changes in fair value of equity securities was ($45) and $0 for the years ended December 31, 2024 and 2023, respectively.

The Company recorded realized investment losses as a result of impairments of $0, $231, and $0 for 2024, 2023 and 2022, respectively. The Company recorded debt securities of $0, $16, and $0 that were non-income producing for 2024, 2023 and 2022, respectively. Interest foregone by non-income producing securities was $0, $16, and $0 for 2024, 2023, and 2022, respectively.

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,
	2024	2023

Debt securities	$(46,133)	$(51,364)

DAC	995	1,446

Deferred income tax benefit (expense)	9,574	10,579

	$(35,564)	$(39,339)

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2024 were as follows:

	2024
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

	(in thousands)
Investment grade debt securities:

U.S. Treasury securities	$181,959	$(4,400)	22	$47,704	$(4,654)	9	$229,663	$(9,054)	31

States and political subdivisions	—	—	—	1,234	(249)	5	1,234	(249)	5

Corporate debt securities	159,293	(2,591)	95	563,933	(44,656)	412	723,226	(47,247)	507

Mortgage and asset-backed securities	11,183	(189)	12	30	(4)	1	11,213	(193)	13

Total	$352,435	$(7,180)	129	$612,901	$(49,563)	427	$965,336	$(56,743)	556

Below Investment grade debt securities:

U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—

States and political subdivisions	—	—	—	—	—	—	—	—	—

Corporate debt securities	14,551	(206)	91	36,343	(2,741)	183	50,894	(2,947)	274

Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$14,551	$(206)	91	$36,343	$(2,741)	183	$50,894	$(2,947)	274

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2024. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 94% of amortized cost at December 31, 2024. Investments in below investment grade securities have an average fair value of 94% of amortized cost as of December 31, 2024.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2023, were as follows:

	2023
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

	(in thousands)
Investment grade debt securities:

U.S. Treasury securities	$54,048	$(1,009)	8	$47,345	$(5,231)	9	$101,393	$(6,240)	17

State and political subdivisions	—	—	—	1,297	(204)	5	1,297	(204)	5

Corporate debt securities	$65,345	$(1,986)	28	$834,449	$(60,794)	532	899,794	(62,780)	560

Mortgage and asset-backed securities	7,444	(56)	2	1,548	(67)	3	8,992	(123)	5

Total	$126,837	$(3,051)	38	$884,639	$(66,296)	549	$1,011,476	$(69,347)	587

Below Investment grade debt securities:

U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—

State and political subdivisions	—	—	—	—	—	—	—	—	—

Corporate debt securities	1,578	(93)	14	48,617	(4,077)	236	50,195	(4,170)	250

Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$1,578	$(93)	14	$48,617	$(4,077)	236	$50,195	$(4,170)	250

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2023. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 94% of amortized cost at December 31, 2023. Investments in below investment grade securities have an average fair value 92% of amortized cost as of December 31, 2023.

There were no additions, write-offs, and recoveries during 2024, 2023, and 2022, respectively.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2024, were as follows:

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value

Debt securities:

U.S. Treasury securities	$266,199	$160	$(9,054)	$—	$257,305

States and political subdivisions	1,483	—	(249)	—	1,234

Corporate and other debt securities	1,186,093	11,760	(50,194)	—	1,147,659

Mortgage and asset-backed securities	80,529	1,637	(193)	—	81,973

Total debt securities	$1,534,304	$13,557	$(59,690)	$—	$1,488,171

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2023, were as follows:

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value

Debt securities:

U.S. Treasury securities	$184,788	$2,552	$(6,240)	—	$181,100

States and political subdivisions	1,501	—	(204)	—	$1,297

Corporate and other debt securities	1,339,674	17,792	(66,939)	—	$1,290,527

Mortgage and asset-backed securities	54,846	1,809	(134)	—	56,521

Total debt securities	$1,580,809	$22,153	$(73,517)	—	$1,529,445

The allowance for credit losses was zero as of December 31, 2024 and 2023, respectively.

The amortized cost and fair value of debt securities at December 31, 2024, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2024
	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$83,533	$83,169

Due after 1 year through 5 years	723,581	705,619

Due after 5 years through 10 years	441,645	420,738

Due after 10 years	205,016	196,672

Mortgage and asset-backed securities	80,529	81,973

	$1,534,304	$1,488,171

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

At December 31, 2024, there were contractual investment commitments of $10,234. At December 31, 2023, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities and the financial services industry.

At December 31, 2024, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,845 and $2,863 respectively. At December 31, 2023, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,795 and $2,758 respectively.

5.  VARIABLE INTEREST ENTITIES:

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided cash funding payments of $0, $0 and $1,000, respectively for the years ended December 31, 2024, 2023, and 2022 respectively.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that most significantly impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the entity that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $34,742 and $34,704 as of December 31, 2024, and 2023, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES (CONTINUED):

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2024, and 2023 and for the years ended December 31, 2024, 2023, and 2022:

	December 31,
	2024	2023

Total Assets	$3,534	$3,539

Total Liabilities	3,406	3,406

Noncontrolling equity interest	$128	$133

	Years Ended December 31,
	2024	2023	2022

Total Revenues	$1,538	$995	$25

Total Expenses	(1,543)	(942)	(20)

Net loss before income taxes	(5)	53	5

Income tax expense	—	—	—

Net Income (Loss)	(5)	53	5

Less: Net loss attributable to noncontrolling interest	(5)	53	5

Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—

Noncontrolling interest represents ownership interests in LRCH that is not attributable to the Company.

6.  FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Equity securities are reported at fair value on a recurring basis. Fair value is obtained from public quotations which are reflected in Level 1.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The funds withheld payable includes an embedded derivative that has been bifurcated from the host contract and is measured at fair value on a recurring basis. The fair value is determined based on the change in the estimated fair value of the underlying funds withheld investments which is reflected in Level 2.

There were no Level 3 assets held by the Company during 2024 or 2023. There were no transfers into or out of Level 3 during 2024 or 2023.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2024
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:

Available-for-sale debt securities:

U.S. Treasury securities	$257,305	$—	$—	$257,305

States and political subdivisions	—	1,234	—	1,234

Corporate and other debt securities	—	1,147,659	—	1,147,659

Mortgage and asset-backed securities	—	81,973	—	81,973

Total available-for-sale debt securities	257,305	1,230,866	—	1,488,171

Equity securities	99	—	—	99

Cash equivalents	166,361	—	—	166,361

Restricted cash equivalents	34,742	—	—	34,742

Subtotal excluding separate account assets	458,507	1,230,866	—	1,689,373

Separate account assets	49,277,696	—	—	49,277,696

Total	$49,736,203	$1,230,866	$—	$50,967,069

Liabilities:

Funds withheld payable	$—	$406,882	$—	$406,882

Total	$—	$406,882	$—	$406,882

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2023
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:

Available-for-sale debt securities:

U.S. Treasury securities	$181,100	$—	$—	$181,100

States and political subdivisions	—	1,297	—	1,297

Corporate and other debt securities	—	1,290,527	—	1,290,527

Mortgage and asset-backed securities	—	56,521	—	56,521

Total available-for-sale debt securities	181,100	1,348,345	—	1,529,445

Cash equivalents	118,780	—	—	118,780

Restricted cash equivalents	34,704	—	—	34,704

Subtotal excluding separate account assets	334,584	1,348,345	—	1,648,225

Separate account assets	43,222,664			43,222,664

Total	$43,557,248	$1,348,345	$—	$44,905,593

Liabilities:

Funds withheld payable	$—	$398,702	$—	$398,702

Total	$—	$398,702	$—	$398,702

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2024		December 31, 2023
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:

Other investment	$106	$106	$178	$178

Policy loans	1,305	1,305	1,500	1,500

Reinsurance deposit and receivables	741,199	740,730	761,801	762,979

Total	$742,610	$742,141	$763,479	$764,657

Financial Liabilities:
Contract holder deposit funds	$496,937	$487,003	$501,602	$493,267

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

7.  INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2024	2023	2022

Current:

Federal	$(16,366)	$(1,766)	$11,858

State	267	349	307

	$16,099	$(1,417)	$12,165

Deferred:

Federal	$(1,800)	$7,734	$3,749

State	15	140	(210)

	$(1,785)	$7,874	$3,539

Income tax expense	$(17,884)	$6,457	$15,704

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.  INCOME TAXES (CONTINUED):

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company’s net deferred tax asset were as follows:

	December 31,
	2024	2023
Deferred income tax assets (liabilities):

Deferred policy acquisition costs	$27,051	$24,272

Contract holder reserves	35,941	34,246

Contract holder reserves - Tax Cuts and Jobs Act (“TCJA”)

Transition Adjustment	(1,471)	(2,943)

Unrealized gains on available-for-sale securities	9,804	10,908

Deferred revenue	676	672

Deferred compensation and retirement benefit plans	359	1,277

Capital loss carryforward	6,819	5,657

Embedded derivative	(577)	2,194

Other, net	1,834	3,317

Net deferred tax asset before valuation allowance	80,436	79,600

Valuation allowance	(16,623)	(16,565)

Net deferred tax asset after valuation allowance	$63,813	$63,035

The Company recorded a deferred tax asset of approximately $16,623 and $16,565 related to net unrealized losses on available-for-sale securities and capital loss carryforwards as of December 31, 2024 and 2023, respectively. The capital loss carryforwards can be used to offset taxable capital gains income in the future but will expire if they are not used within certain prescribed periods. The Company concluded that it was more likely than not that it will not have sufficient taxable capital gains income in the future to realize the net unrealized losses on available-for-sale securities and capital loss carryforwards. Accordingly, the Company recorded a valuation allowance of $16,623 and $16,565 as of December 31, 2024 and 2023, respectively.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.  INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2024	2023	2022

Tax provision at U.S. Federal statutory rate	$30,140	$15,052	$18,759

Unrecognized tax benefits	(27,961)	(27,711)	3,901

Provision to return adjustment	(8,737)	6,122	2,174

Dividends received deduction	(11,777)	(3,805)	(9,028)

IRC 45 tax credit	—	—	(217)

Increase in valuation allowance	64	16,565	—

Other, net	387	234	115

Income tax (benefit) expense	$(17,884)	$6,457	$15,704

The Company paid net federal and state income taxes of $35,445, $13,024, and $9,180 in 2024, 2023, and 2022, respectively.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2021. The Company is not currently under examination for the income tax filings in any other jurisdictions.

The Inflation Reduction Act of 2022 (“IRA”) was enacted by the U.S. Government on August 16, 2022 and includes a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. The CAMT applies to corporations based on their affiliated group basis and requires computing the U.S. federal income tax liability under the regular corporate tax system and the CAMT. The Company determined that it is subject to the CAMT.

The effects of tax legislation are recognized in the period of enactment. In addition, companies are required to consider the impact of the new tax law on the realizability of deferred tax assets. The Company did not have any CAMT liability as of December 31, 2024.

In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. During 2023, the statute of limitations expired for certain tax years under the IRS challenge. In 2024, the IRS completed its review and closed its challenge of the remaining years. Accordingly, the Company decreased its liability for unrecognized tax benefits by $29,210 and $28,300 for the years ended December 31, 2024 and 2023, respectively. The Company classifies all interest and penalties as income tax expense.

8.  STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid cash dividends to FMR LLC of $100,000, $75,000, and $125,000 in 2024, 2023 and 2022, respectively.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8.  STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)

	2024	2023	2022
FILI

Statutory net income	$148,122	$112,731	$101,546

Statutory surplus	$1,061,834	$1,007,887	$1,003,195

EFILI

Statutory net income	$14,547	$9,151	$13,186

Statutory surplus	$113,865	$108,768	$112,281

9.  AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $50,223, $43,524 and $41,730 in 2024, 2023 and 2022, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation based on the variable annuity contract value each year and compensation for each new first year contract. In addition FILI pays FIA based on annuity payments received for fixed deferred annuity contracts. EFILI pays FIA sales compensation based on annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA based on term life insurance first-year premiums. The Company compensated FIA in the amount of $49,099, $40,878, and $40,968 in 2024, 2023 and 2022, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $40,962, $35,354, and $24,220 in 2024, 2023 and 2022, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company’s expenses.

The Company entered into agreements with FIAM LLC whereby investment and managerial advice is provided to the Company. During 2023, the Company entered into an agreement with Soteria Reinsurance Holdings LLC to provide investment and managerial advice for the assets supporting the Funds withheld account. The Company incurred charges of $2,058, $2,482, and $2,348 in 2024, 2023 and 2022, respectively, for such services.

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9.  AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $30,655, $27,188, and $22,180 in 2024, 2023 and 2022, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled in accordance with the terms of the respective agreements.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $2,513, $2,877 and $2,000 in 2024, 2023 and 2022, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms. All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $5,852, $6,074, and $4,996 in 2024, 2023 and 2022, respectively.

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees. FMR LLC has established the Fidelity Welfare Benefit Plans VEBA Trust (the “Trust”) to provide a funding vehicle for certain benefits related to FMR LLC’s benefit plans, including the RHRP. FMR LLC accrued a benefit to participants under the RHRP based on awards to employees that are subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC and participant contributions are not required. The Company is allocated an expense from FMR LLC associated with the actuarial derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2024, 2023 and 2022, compensation expense related to the RHRP was $305, $175 and $210, respectively.

The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2025. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2024. The Company earned interest of $0 and facility fees of $122 for each of the years ended December 31, 2024, 2023, and 2022 respectively. Effective March 15, 2025, the Company and FMR LLC extended the LOC Agreement for one year.

29

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10.  UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2024	2023	2022

Underwriting, acquisition and insurance expenses:

Commissions, gross	$49,100	$40,878	$40,968

Compensation and benefits	25,932	25,318	24,198

Capitalization of deferred policy acquisition costs	(4,494)	(3,712)	(3,518)

Amortization (accretion) of deferred policy acquisition costs	3,859	3,208	9,699

Rent expense	1,074	1,939	1,629

Taxes, licenses and fees	3,203	2,700	3,163

General insurance expenses	31,095	25,149	21,041

Total underwriting, acquisition and insurance expenses	$109,769	$95,480	$97,180

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company increased (decreased) amortization by $(2,247), $(1,868), and $3,510 in 2024, 2023 and 2022, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

11.  REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the consolidated balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

30

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.  REINSURANCE: (CONTINUED)

The Company is subject to concentration risk related to this coinsurance agreement. Financial information related to the coinsurance agreement for the years ended December 31 were as follows:

	As of December 31,
	2024	2023
Reinsurance deposits and receivables:

Principal Life Insurance Company	$318,393	$339,598

Reinsurance deposits and receivables	$318,393	$339,598

Contract holder deposit funds and future contract and policy benefits	$318,393	$339,598

Interest on reinsurance deposit	$13,253	$12,561

Contract and policy benefits and expenses	$9,882	$10,522

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of the reinsurer.

The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product with Genworth Life Insurance Company (“GLIC”). Sales of this product were discontinued in May 2008. The reinsurance receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as a deposit liability and recorded in contract holder deposit funds on the consolidated balance sheets. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.

Effective April 1, 2022, the Company recaptured its 100% coinsurance agreement with GLIC that reinsured a fixed guaranteed income annuity product. Pursuant to the recapture agreement, the Company received approximately $409,979 in net cash and debt securities as consideration which was partially offset by the recaptured policy and contract reserves of $368,381. The Company recognized a one-time gain of approximately $35,431, before-tax, as the difference between the assets received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Statement of Comprehensive Income of $0, $0, and $46,193 for the years ended December 31, 2024, 2023, and 2022, respectively.

Effective July 1, 2023, the Company entered into a 100% coinsurance with funds withheld reinsurance agreement (“Funds Withheld Agreement”) with an affiliate, Soteria Reinsurance, Ltd. (“Soteria Re”), to reinsure the fixed guaranteed income annuity product previously recaptured from GLIC. Soteria Re is a Bermuda based reinsurer who is wholly-owned by Soteria Reinsurance Holdings LLC (“Soteria Holdings”) who in turn is wholly-owned by FMR LLC. In connection with the Funds Withheld Agreement, the Company entered into an investment management agreement with Soteria Holdings to provide investment and managerial advice for the assets supporting the reinsured liabilities. Effective October 21, 2024, the Funds Withheld Agreement was amended to reinsure a fixed deferred annuity on a flows basis. Under the Funds Withheld Agreement, the Company receives a ceding expense allowance and an upfront distribution allowance. The Company recorded total reinsurance allowances of $1,636 and $268 for the years ended December 31, 2024 and 2023, respectively.

31

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.  REINSURANCE: (CONTINUED)

The Company recorded a cost of reinsurance asset at the inception of the Funds Withheld Agreement, which is reported in Reinsurance Deposit and Receivables. The cost of reinsurance asset represents the difference between the assets transferred and liabilities reinsured and is amortized over the expected life of the reinsured policies. As of December 31, 2024 and 2023, the cost of reinsurance asset was $5,095 and $5,611, respectively. Accretion for the cost of reinsurance asset was $516 and $144 for the years ended December 31, 2024 and 2023, respectively.

The Company established a funds withheld account, which is recorded in funds withheld payable, equal to the associated assets at fair value to support the policy liabilities reinsured on a statutory basis. The assets in the funds withheld account are trued up on a quarterly basis to the policy liabilities on a statutory basis.

The Company held the following assets under the coinsurance under the Funds Withheld Agreement, which are reported in the line items shown on the Consolidated Balance Sheet:

	As of December 31,
	2024	2023
Debt securities, available-for-sale

Corporate and other debt securities	$286,956	$314,452

CLO, mortgage and asset-backed securities	81,685	54,972

Total Debt Securities	368,641	369,424

Cash equivalents	26,919	13,947

Accrued investment income	5,556	5,776

Pending securities receivable	—	9,990

Total	$401,116	$399,137

Certain assets in the funds withheld payable are reported at fair value. As of December 31, 2024, the funds withheld payable balance was $406,882, which was net of a derivative asset of $2,886. As of December 31, 2023, the funds withheld payable balance was $398,702 which was net of a derivative liability of $1,447. The change in fair value of the embedded derivative was a gain of $4,359 and a loss of ($28,731) for the years ended December 31, 2024 and 2023, respectively and is reported as Net Realized Investment Losses on Funds Withheld Embedded Derivative on the Consolidated Statements of Comprehensive Income.

32

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.  REINSURANCE: (CONTINUED)

The net investment income and net realized capital gains (losses) related to the assets under the coinsurance with funds withheld agreement are reported net of the amounts in the line items shown on the Consolidated Statements of Comprehensive Income. The following are the components of net investment income and net realized capital gains (losses) on the funds withheld assets that were transferred to Soteria Re:

	Year Ended December 31,
	2024	2023

Debt securities	$20,171	$6,926

Cash equivalents	1,149	486

Total investment income	21,320	7,412

Less: investment expenses	(298)	(184)

Net investment income	$21,022	$7,228

	Year Ended December 31,
	2024	2023

Debt securities	$(638)	$(12,387)

Net realized investment (losses)	$(638)	$(12,387)

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2024 and 2023 , respectively.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2024	2023	2022

Direct life premiums	$14,385	$12,435	$11,103

Reinsurance ceded, net of ceding expense allowance	(9,179)	(8,384)	(7,500)

Net premiums	$5,206	$4,051	$3,603

Direct contract and policy benefits	$99,628	$52,867	$105,133

Reinsurance ceded benefits incurred	(72,013)	(404,038)	(29,623)

Reinsurance costs	(8,044)	381,365	13,811

Net contract and policy benefits	$19,571	$30,194	$89,321

33

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

12.  COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13.  SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2025 and did not identify any events that would require adjustments to, or disclosure in, the consolidated financial statements.

34

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I. Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 25, 1997.

(2)

Board of Directors Resolution incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(b)	Custodian Agreements—Not Applicable

(c)	Underwriting Contracts

(1)

Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC. Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 25, 1997.

(d)	Contracts

(1)	Variable Annuity Policy. Incorporated by reference from the Initial Registration Statement on Form N-4 (No. 811-05315), filed electronically on July 6, 2007.

(e)	Applications

(1)	Application for Deferred Variable Annuity. Incorporated by reference from the Initial Registration Statement on Form N-4 (No. 811-05315), filed electronically on July 6, 2007.

(f)	Insurance Company’s Certification of Incorporation and By-Laws

(1)	Articles of Domestication of Fidelity Investments Life. Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 25, 1997.

(2)	Amended Bylaws of Fidelity Investments Life. Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 25, 1997.

(g)	Reinsurance Contracts

(1)	Incorporated by reference from the Initial Registration Statement on Form N-4 (No. 811-05315), filed electronically on July 6, 2007.

(h)	Participation Agreements

(1)

Participation Agreement between Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(i)	Administrative Contracts—Not Applicable

(j)	Other Material Contracts—Not Applicable

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)	Omitted Financial Statements—Not Applicable

(n)	Initial Capital Agreements—Not Applicable

(o)	Form of Initial Summary Prospectuses—Not Applicable

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(2)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(3)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2018.

(4)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 30, 2020.

(5)

Power of Attorney for Kathryn A. Dunn incorporated by reference from Post-Effective Amendment No. 18 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(6)

Power of Attorney for Robert W. Litle incorporated by reference from Post-Effective Amendment No. 18 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(7)	Power of Attorney for Ari Lindner filed herein as Exhibit (p)(7)

(8)	Power of Attorney for Thomas J. Tesauro filed herein as Exhibit (p)(8)

(q)	Letter Regarding Change in Certifying Account - Not Applicable

(r)	Historical Current Limits on Index Gains - Not Applicable

Item 28. Directors and Officers of the Insurance Company

Name and Principal Business Address	Positions and Offices with Insurance Company
Ari Lindner	Director and President
Kathryn A. Dunn	Director
William J. Johnson, Jr.	Director
Robert W. Litle	Director
Nancy D. Prior	Director
Thomas J. Tesauro	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services & Operations
Kerri Bellantoni	Vice President, Human Resources
Jason Heath	Chief Investment Officer

Maxine Hensel	Chief Operating Officer
Andrew McIntosh	Illustration Actuary
John McLaughlin	Chief Financial Officer
Sara Liane Latham	Appointed Actuary
Brian N. Leary	Vice President, Consumer Services Officer & Chief Compliance Officer
Miles Mei	Treasurer
Robert G. Regan	Chief Risk Officer
Deepa Rao Trivedi	Vice President, Technology Management
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Insurance Company or the Registered Separate Account

The Depositor, Fidelity Investments Life Insurance Company, a Utah Corporation, is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or Director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office or then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all liabilities, costs and expenses, including amounts paid in satisfaction of judgments, in compromise and or as fines or reasonably incurred by him or them in connection with or arising out of any action, suit, or proceeding, civil or criminal, in which he or they may be involved, or incurred in anticipation of any action, suit or proceeding, by reason of his being or having any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceeding to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to an employee benefit plan, to be not in the best interests of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the Corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such Director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Offices with Underwriter
Robert R. Mascialino	Director, Chief Executive Officer, and President
Lisa D. Krieser	Assistant Secretary
Kevin M. McLaughlin	Chief Financial Officer
Gail R. Merken	Chief Compliance Officer

Rohit Mahna	Director
Michael Shulman	Assistant Treasurer
Charles Sturdy	Secretary and Chief Legal Officer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	Compensation to the Distributor:

The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$14,744,837	$0	$0	$0

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

(a)

For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this registration statement, provide the information required by the following table as of December 31 of the prior calendar year:

Name of Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Not Applicable	Not Applicable	Not Appliable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, Rhode Island 02917.

Item 33. Management Services

Not Applicable

Item 34. Fee Representation and Undertakings

Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 29th day of April, 2025.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registered Separate Account)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Ari Lindner		Lance A. Warrick
	President		Secretary

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Insurance Company)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Ari Lindner		Lance A. Warrick
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on this 29th day of April 2025.

Signature	Title	Date

/s/ *		)
Ari Lindner	President and Director	April 29, 2025)
/s/ *		) )
Miles Mei	Treasurer	April 29, 2025)
/s/ *		) )
Kathryn A. Dunn	Director	April 29, 2025)	By:	/s/ Lance A. Warrick
/s/ *		) )		Lance A. Warrick (Attorney-in-Fact)*
William J. Johnson, Jr.	Director	April 29, 2025)
/s/ *		) )
Robert W. Litle	Director	April 29, 2025)
/s/ *		) )
Nancy D. Prior	Director	April 29, 2025)
/s/ *		) )
Thomas J. Tesauro	Director	April 29, 2025)
/s/ *		) )
David J. Vargo	Director	April 29, 2025)